UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Balanced Fund

Semiannual Report

June 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2017

Eaton Vance

Balanced Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	31

Officers and Trustees	34

Important Notices	35

Eaton Vance

Balanced Fund

June 30, 2017

Performance1,2

Portfolio Managers Charles B. Gaffney, Vishal Khanduja, CFA, and Brian S. Ellis, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/01/1932	04/01/1932	6.46%	7.84%	9.74%	5.40%
Class A with 5.75% Maximum Sales Charge	—	—	0.38	1.66	8.46	4.78
Class B at NAV	11/02/1993	04/01/1932	6.03	7.08	8.91	4.60
Class B with 5% Maximum Sales Charge	—	—	1.03	2.08	8.63	4.60
Class C at NAV	11/02/1993	04/01/1932	6.17	7.15	8.93	4.62
Class C with 1% Maximum Sales Charge	—	—	5.17	6.15	8.93	4.62
Class I at NAV	09/28/2012	04/01/1932	6.59	8.11	10.00	5.52
Class R at NAV	05/02/2016	04/01/1932	6.36	7.71	9.69	5.37
Class R6 at NAV	05/02/2016	04/01/1932	6.62	8.30	10.04	5.54
S&P 500 Index	—	—	9.34%	17.90%	14.62%	7.18%
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	2.27	–0.31	2.21	4.47
Blended Index	—	—	6.48	10.33	9.64	6.40

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I	Class R	Class R6
Gross	1.01%	1.76%	1.76%	0.76%	1.26%	0.72%
Net	0.98	1.73	1.73	0.73	1.23	0.69

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Balanced Fund

June 30, 2017

Fund Profile4

Asset Allocation (% of total investments)

Fixed Income Allocation (% of total investments)

Equity Investments Sector Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Balanced Fund

June 30, 2017

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. The blended index consists of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I and Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund invests in one or more affiliated investment companies (Portfolios). References to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio in which it invests.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective June 27, 2017, the Fund is managed by Charles B. Gaffney, Vishal Khanduja and Brian S. Ellis.

4

Eaton Vance

Balanced Fund

June 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 – June 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period* (1/1/17 – 6/30/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,064.60	$5.02	**	0.98%
Class B	$1,000.00	$1,060.30	$8.84	**	1.73%
Class C	$1,000.00	$1,061.70	$8.84	**	1.73%
Class I	$1,000.00	$1,065.90	$3.74	**	0.73%
Class R	$1,000.00	$1,063.60	$6.29	**	1.23%
Class R6	$1,000.00	$1,066.20	$3.53	**	0.69%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$4.91	**	0.98%
Class B	$1,000.00	$1,016.20	$8.65	**	1.73%
Class C	$1,000.00	$1,016.20	$8.65	**	1.73%
Class I	$1,000.00	$1,021.20	$3.66	**	0.73%
Class R	$1,000.00	$1,018.70	$6.16	**	1.23%
Class R6	$1,000.00	$1,021.40	$3.46	**	0.69%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016. The Example reflects the expenses of both the Fund and the Portfolios.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

5

Eaton Vance

Balanced Fund

June 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2017
Investment in Core Bond Portfolio, at value (identified cost, $334,309,790)	$332,700,103
Investment in Stock Portfolio, at value (identified cost, $452,591,782)	515,627,191
Receivable for Fund shares sold	1,113,757
Total assets	$849,441,051

Liabilities
Payable for Fund shares redeemed	$2,918,636
Payable to affiliates:
Administration fee	27,975
Distribution and service fees	290,116
Trustees’ fees	125
Other	720
Accrued expenses	161,839
Total liabilities	$3,399,411
Net Assets	$846,041,640

Sources of Net Assets
Paid-in capital	$761,350,706
Accumulated net realized gain from Portfolios	23,934,610
Accumulated distributions in excess of net investment income	(669,398)
Net unrealized appreciation from Portfolios	61,425,722
Net Assets	$846,041,640

Class A Shares
Net Assets	$341,129,630
Shares Outstanding	38,412,076
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.88
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$9.42

Class B Shares
Net Assets	$4,460,203
Shares Outstanding	501,162
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.90

Class C Shares
Net Assets	$260,566,098
Shares Outstanding	29,227,544
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.92

Class I Shares
Net Assets	$215,517,510
Shares Outstanding	24,258,485
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.88

Class R Shares
Net Assets	$243,869
Shares Outstanding	27,509
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.87

Class R6 Shares
Net Assets	$24,124,330
Shares Outstanding	2,714,871
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.89

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2017
Dividends allocated from Portfolios (net of foreign taxes, $28,639)	$5,592,004
Interest allocated from Portfolios	4,800,931
Expenses allocated from Portfolios	(2,477,091)
Total investment income from Portfolios	$7,915,844

Expenses
Administration fee	$168,907
Distribution and service fees
Class A	437,718
Class B	24,839
Class C	1,294,569
Class R	576
Trustees’ fees and expenses	250
Custodian fee	29,979
Transfer and dividend disbursing agent fees	309,768
Legal and accounting services	28,135
Printing and postage	43,552
Registration fees	74,876
Miscellaneous	10,419
Total expenses	$2,423,588
Deduct —
Allocation of expenses to affiliate	$59,405
Total expense reductions	$59,405

Net expenses	$2,364,183

Net investment income	$5,551,661

Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) —
Investment transactions	$19,970,542	(1)
Foreign currency transactions	15,671
Net realized gain	$19,986,213
Change in unrealized appreciation (depreciation) —
Investments	$26,975,541
Foreign currency	1,277
Net change in unrealized appreciation (depreciation)	$26,976,818

Net realized and unrealized gain	$46,963,031

Net increase in net assets from operations	$52,514,692

(1)	Includes $2,527,998 of net realized gains from redemptions in-kind.

7	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
From operations —
Net investment income	$5,551,661	$8,729,724
Net realized gain from investment and foreign currency transactions	19,986,213 (1)	10,621,070
Net change in unrealized appreciation (depreciation) from investments and foreign currency	26,976,818	13,322,455
Net increase in net assets from operations	$52,514,692	$32,673,249
Distributions to shareholders —
From net investment income
Class A	$(2,939,765)	$(5,207,604)
Class B	(21,071)	(43,342)
Class C	(1,199,052)	(1,649,388)
Class I	(2,025,800)	(2,819,484)
Class R	(1,704)	(709)
Class R6	(125,373)	(38)
From net realized gain
Class A	—	(1,391,967)
Class B	—	(20,049)
Class C	—	(941,910)
Class I	—	(801,354)
Class R	—	(665)
Class R6	—	(26)
Total distributions to shareholders	$(6,312,765)	$(12,876,536)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$34,355,709	$154,022,911
Class B	235,175	626,982
Class C	29,151,962	146,628,925
Class I	83,774,601	195,784,259
Class R	51,528	185,492
Class R6	25,008,026	6,973
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,636,949	5,982,495
Class B	17,702	53,111
Class C	1,130,198	2,404,058
Class I	1,809,157	3,189,483
Class R	1,704	1,374
Class R6	125,373	64
Cost of shares redeemed
Class A	(90,406,787)	(91,325,418)
Class B	(658,708)	(1,495,099)
Class C	(38,533,036)	(37,346,869)
Class I	(93,828,399)	(69,620,243)
Class R	—	(7,437)
Class R6	(983,316)	(23)
Net asset value of shares exchanged
Class A	724,226	2,043,030
Class B	(724,226)	(2,043,030)
Net increase (decrease) in net assets from Fund share transactions	$(46,112,162)	$309,091,038
Other capital —
Portfolio transaction fee contributed to Portfolio	$(94,760)	$(324,831)
Portfolio transaction fee allocated from Portfolio	101,298	290,734
Net increase (decrease) in net assets from other capital	$6,538	$(34,097)

Net increase in net assets	$96,303	$328,853,654

Net Assets
At beginning of period	$845,945,337	$517,091,683
At end of period	$846,041,640	$845,945,337

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(669,398)	$91,706

(1)	Includes $2,527,998 of net realized gains from redemptions in-kind.

8	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2017

Financial Highlights

	Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015		2014	2013	2012
Net asset value — Beginning of period	$8.410		$8.190		$8.460		$8.460	$7.570	$6.910

Income (Loss) From Operations
Net investment income(1)	$0.064		$0.114		$0.088		$0.090	$0.077	$0.096
Net realized and unrealized gain	0.478		0.261		0.139		0.703	1.491	0.694

Total income from operations	$0.542		$0.375		$0.227		$0.793	$1.568	$0.790

Less Distributions
From net investment income	$(0.072)		$(0.123)		$(0.116)		$(0.110)	$(0.101)	$(0.130)
From net realized gain	—		(0.032)		(0.381)		(0.683)	(0.577)	—

Total distributions	$(0.072)		$(0.155)		$(0.497)		$(0.793)	$(0.678)	$(0.130)

Portfolio transaction fee, net(1)	$0.000	(2)	$(0.000	)(2)	$—		$—	$—	$—

Net asset value — End of period	$8.880		$8.410		$8.190		$8.460	$8.460	$7.570

Total Return(3)	6.46	%(4)(5)	4.60	%(4)	2.65	%(4)	9.62%	20.96%	11.50%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$341,130		$374,579		$293,994		$197,190	$171,322	$159,831
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	0.98	%(4)(8)	0.98	%(4)	1.05	%(4)	1.14%	1.14%	1.16%
Net investment income	1.48	%(8)	1.38%		1.05%		1.02%	0.93%	1.31%
Portfolio Turnover of the Fund(9)	2	%(5)	11%		2%		17%	9%	2%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005 or $(0.0005), as applicable.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.01%, 0.03% and less than 0.005% of average daily net assets for the six months ended June 30, 2017 and the years ended December 31, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

9	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2017

Financial Highlights — continued

	Class B
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015		2014	2013	2012
Net asset value — Beginning of period	$8.430		$8.200		$8.470		$8.470	$7.570	$6.910

Income (Loss) From Operations
Net investment income(1)	$0.031		$0.051		$0.025		$0.024	$0.015	$0.041
Net realized and unrealized gain	0.477		0.266		0.139		0.702	1.501	0.692

Total income from operations	$0.508		$0.317		$0.164		$0.726	$1.516	$0.733

Less Distributions
From net investment income	$(0.038)		$(0.055)		$(0.053)		$(0.043)	$(0.039)	$(0.073)
From net realized gain	—		(0.032)		(0.381)		(0.683)	(0.577)	—

Total distributions	$(0.038)		$(0.087)		$(0.434)		$(0.726)	$(0.616)	$(0.073)

Portfolio transaction fee, net(1)	$0.000	(2)	$(0.000	)(2)	$—		$—	$—	$—

Net asset value — End of period	$8.900		$8.430		$8.200		$8.470	$8.470	$7.570

Total Return(3)	6.03	%(4)(5)	3.87	%(4)	1.88	%(4)	8.78%	20.19%	10.65%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,460		$5,313		$7,992		$10,022	$11,770	$10,966
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.73	%(4)(8)	1.73	%(4)	1.80	%(4)	1.89%	1.89%	1.91%
Net investment income	0.72	%(8)	0.62%		0.29%		0.27%	0.18%	0.55%
Portfolio Turnover of the Fund(9)	2	%(5)	11%		2%		17%	9%	2%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005 or $(0.0005), as applicable.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.01%, 0.03% and less than 0.005% of average daily net assets for the six months ended June 30, 2017 and the years ended December 31, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

10	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015		2014	2013	2012
Net asset value — Beginning of period	$8.440		$8.220		$8.500		$8.500	$7.600	$6.940

Income (Loss) From Operations
Net investment income(1)	$0.032		$0.052		$0.026		$0.024	$0.015	$0.041
Net realized and unrealized gain	0.488		0.266		0.138		0.705	1.502	0.693

Total income from operations	$0.520		$0.318		$0.164		$0.729	$1.517	$0.734

Less Distributions
From net investment income	$(0.040)		$(0.066)		$(0.063)		$(0.046)	$(0.040)	$(0.074)
From net realized gain	—		(0.032)		(0.381)		(0.683)	(0.577)	—

Total distributions	$(0.040)		$(0.098)		$(0.444)		$(0.729)	$(0.617)	$(0.074)

Portfolio transaction fee, net(1)	$0.000	(2)	$(0.000	)(2)	$—		$—	$—	$—

Net asset value — End of period	$8.920		$8.440		$8.220		$8.500	$8.500	$7.600

Total Return(3)	6.17	%(4)(5)	3.88	%(4)	1.86	%(4)	8.78%	20.14%	10.61%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$260,566		$254,656		$137,051		$60,351	$39,432	$25,783
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.73	%(4)(8)	1.73	%(4)	1.80	%(4)	1.88%	1.89%	1.91%
Net investment income	0.73	%(8)	0.63%		0.30%		0.28%	0.18%	0.55%
Portfolio Turnover of the Fund(9)	2	%(5)	11%		2%		17%	9%	2%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005 or $(0.0005), as applicable.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.01%, 0.03% and less than 0.005% of average daily net assets for the six months ended June 30, 2017 and the years ended December 31, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

11	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,						Period Ended December 31, 2012(1)
			2016		2015		2014	2013
Net asset value — Beginning of period	$8.410		$8.190		$8.460		$8.460	$7.560	$7.610

Income (Loss) From Operations
Net investment income(2)	$0.075		$0.137		$0.109		$0.115	$0.099	$0.032
Net realized and unrealized gain (loss)	0.478		0.258		0.138		0.700	1.500	(0.049)

Total income (loss) from operations	$0.553		$0.395		$0.247		$0.815	$1.599	$(0.017)

Less Distributions
From net investment income	$(0.083)		$(0.143)		$(0.136)		$(0.132)	$(0.122)	$(0.033)
From net realized gain	—		(0.032)		(0.381)		(0.683)	(0.577)	—

Total distributions	$(0.083)		$(0.175)		$(0.517)		$(0.815)	$(0.699)	$(0.033)

Portfolio transaction fee, net(2)	$0.000	(3)	$(0.000	)(3)	$—		$—	$—	$—

Net asset value — End of period	$8.880		$8.410		$8.190		$8.460	$8.460	$7.560

Total Return(4)	6.59	%(5)(6)	4.86	%(5)	2.88	%(5)	9.89%	21.42%	(0.22	)%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$215,518		$211,211		$78,055		$24,397	$6,198	$5
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	0.73	%(5)(9)	0.73	%(5)	0.80	%(5)	0.89%	0.89%	0.90	%(9)
Net investment income	1.73	%(9)	1.63%		1.29%		1.31%	1.19%	1.65	%(9)
Portfolio Turnover of the Fund(10)	2	%(6)	11%		2%		17%	9%	2	%(11)

(1)	For the period from commencement of operations on September 28, 2012 to December 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005 or $(0.0005), as applicable.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.01%, 0.03% and less than 0.005% of average daily net assets for the six months ended June 30, 2017 and the years ended December 31, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(11)	For the Fund’s year ended December 31, 2012.

12	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2017

Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2017 (Unaudited)		Period Ended December 31, 2016(1)
Net asset value — Beginning of period	$8.400		$8.290

Income (Loss) From Operations
Net investment income(2)	$0.053		$0.075
Net realized and unrealized gain	0.480		0.152

Total income from operations	$0.533		$0.227

Less Distributions
From net investment income	$(0.063)		$(0.085)
From net realized gain	—		(0.032)

Total distributions	$(0.063)		$(0.117)

Portfolio transaction fee, net(2)	$0.000	(3)	$(0.000	)(3)

Net asset value — End of period	$8.870		$8.400

Total Return(4)	6.36	%(5)(6)	2.73	%(5)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$244		$178
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	1.23	%(5)(9)	1.23	%(5)(9)
Net investment income	1.23	%(9)	1.33	%(9)
Portfolio Turnover of the Fund(10)	2	%(6)	11	%(11)

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005 or $(0.0005), as applicable.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.01% and 0.03% of average daily net assets for the six months ended June 30, 2017 and the period ended December 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(11)	For the Fund’s year ended December 31, 2016.

13	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2017

Financial Highlights — continued

	Class R6
	Six Months Ended June 30, 2017 (Unaudited)		Period Ended December 31, 2016(1)
Net asset value — Beginning of period	$8.420		$8.300

Income (Loss) From Operations
Net investment income(2)	$0.070		$0.088
Net realized and unrealized gain	0.486		0.170

Total income from operations	$0.556		$0.258

Less Distributions
From net investment income	$(0.086)		$(0.106)
From net realized gain	—		(0.032)

Total distributions	$(0.086)		$(0.138)

Portfolio transaction fees, net(2)	$0.000	(3)	$(0.000	)(3)

Net asset value — End of period	$8.890		$8.420

Total Return(4)	6.62	%(5)(6)	3.11	%(5)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,124		$7
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	0.69	%(5)(9)	0.69	%(5)(9)
Net investment income	1.60	%(9)	1.58	%(9)
Portfolio Turnover of the Fund(10)	2	%(6)	11	%(11)

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005 or $(0.0005), as applicable.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.01% and 0.03% of average daily net assets for the six months ended June 30, 2017 and the period ended December 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(11)	For the Fund’s year ended December 31, 2016.

14	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers six classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide current income and long-term growth of capital. The Fund currently pursues its objective by investing all of its investable assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at June 30, 2017 were as follows: Core Bond Portfolio (70.0%) and Stock Portfolio (82.1%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Stock Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of Core Bond Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by Stock Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of Core Bond Portfolio.

Additional valuation policies for Core Bond Portfolio (the Portfolio) are as follows:

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

15

Eaton Vance

Balanced Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.04% of the Fund’s average daily net assets. For the six months ended June 30, 2017, the administration fee amounted to $168,907. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.98%, 1.73%, 1.73%, 0.73%, 1.23% and 0.69% of the Fund’s average daily net assets for Class A, Class B, Class C, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after April 30, 2018. Pursuant to this agreement, EVM was allocated $59,405 of the Fund’s operating expenses for the six months ended June 30, 2017. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the six months ended June 30, 2017, the Fund’s allocated portion of the adviser fees paid by the Portfolios amounted to $2,274,507 or 0.54% (annualized) of the Fund’s average daily net assets.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2017, EVM earned $24,593 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, received $72,265 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2017. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2017 amounted to $437,718 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2017, the Fund paid or accrued to EVD $18,629 and $970,927 for Class B and Class C shares, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25%

16

Eaton Vance

Balanced Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2017, the Fund paid or accrued to EVD $288 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2017 amounted to $6,210, $323,642 and $288 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended June 30, 2017, the Fund was informed that EVD received approximately $3,000, $1,000 and $35,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended June 30, 2017, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Core Bond Portfolio	$14,406,192	$24,658,465
Stock Portfolio	5,746,812	49,478,587

In addition, a Portfolio transaction fee is imposed by Stock Portfolio on the combined daily inflows or outflows of the Fund and Stock Portfolio’s other investors as more fully described at Note 1H of Stock Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in Stock Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	3,964,512	18,624,217
Issued to shareholders electing to receive payments of distributions in Fund shares	302,502	716,421
Redemptions	(10,474,611)	(10,963,491)
Exchange from Class B shares	83,101	246,196

Net increase (decrease)	(6,124,496)	8,623,343

17

Eaton Vance

Balanced Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

Class B	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	27,367	75,689
Issued to shareholders electing to receive payments of distributions in Fund shares	2,026	6,371
Redemptions	(75,770)	(180,571)
Exchange to Class A shares	(82,971)	(245,989)

Net decrease	(129,348)	(344,500)

Class C	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	3,353,827	17,667,510
Issued to shareholders electing to receive payments of distributions in Fund shares	128,998	286,019
Redemptions	(4,415,135)	(4,458,092)

Net increase (decrease)	(932,310)	13,495,437

Class I	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	9,694,898	23,545,406
Issued to shareholders electing to receive payments of distributions in Fund shares	207,143	380,393
Redemptions	(10,746,721)	(8,354,922)

Net increase (decrease)	(844,680)	15,570,877

Class R	Six Months Ended June 30, 2017 (Unaudited)	Period Ended December 31, 2016(1)

Sales	6,073	21,971
Issued to shareholders electing to receive payments of distributions in Fund shares	196	162
Redemptions	—	(893)

Net increase	6,269	21,240

Class R6	Six Months Ended June 30, 2017 (Unaudited)	Period Ended December 31, 2016(1)

Sales	2,810,200	827
Issued to shareholders electing to receive payments of distributions in Fund shares	14,164	8
Redemptions	(110,325)	(3)

Net increase	2,714,039	832

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

18

Eaton Vance

Balanced Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At June 30, 2017 and December 31, 2016, the Fund’s investment in Core Bond Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, was valued based on Level 1 inputs.

19

Stock Portfolio

June 30, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value

Aerospace & Defense — 2.3%
CAE, Inc.	386,100	$6,657,307
United Technologies Corp.	61,355	7,492,059

		$14,149,366

Air Freight & Logistics — 2.0%
FedEx Corp.	57,018	$12,391,722

		$12,391,722

Auto Components — 1.1%
Delphi Automotive PLC	79,043	$6,928,119

		$6,928,119

Banks — 6.6%
JPMorgan Chase & Co.	203,951	$18,641,121
KeyCorp	358,854	6,724,924
Wells Fargo & Co.	286,924	15,898,459

		$41,264,504

Beverages — 1.6%
Constellation Brands, Inc., Class A	50,301	$9,744,813

		$9,744,813

Biotechnology — 3.5%
Biogen, Inc.(1)	16,753	$4,546,094
Celgene Corp.(1)	44,975	5,840,903
Gilead Sciences, Inc.	105,323	7,454,762
Incyte Corp.(1)	16,792	2,114,281
Vertex Pharmaceuticals, Inc.(1)	17,577	2,265,148

		$22,221,188

Capital Markets — 2.1%
CBOE Holdings, Inc.	69,656	$6,366,558
Charles Schwab Corp. (The)	151,753	6,519,309

		$12,885,867

Chemicals — 0.5%
Monsanto Co.	23,745	$2,810,458

		$2,810,458

Security	Shares	Value

Commercial Services & Supplies — 1.9%
Brambles, Ltd.	794,700	$5,942,439
Deluxe Corp.	88,506	6,126,385

		$12,068,824

Communications Equipment — 0.7%
Cisco Systems, Inc.	149,800	$4,688,740

		$4,688,740

Containers & Packaging — 2.2%
Crown Holdings, Inc.(1)	107,857	$6,434,749
International Paper Co.	129,958	7,356,922

		$13,791,671

Diversified Consumer Services — 1.4%
Bright Horizons Family Solutions, Inc.(1)	40,992	$3,164,993
ServiceMaster Global Holdings, Inc.(1)	138,001	5,408,259

		$8,573,252

Diversified Telecommunication Services — 2.2%
Verizon Communications, Inc.	310,701	$13,875,907

		$13,875,907

Electric Utilities — 1.2%
NextEra Energy, Inc.	52,178	$7,311,703

		$7,311,703

Electronic Equipment, Instruments & Components — 1.4%
Avnet, Inc.	227,756	$8,855,153

		$8,855,153

Energy Equipment & Services — 1.2%
Halliburton Co.	113,238	$4,836,395
Oceaneering International, Inc.	120,704	2,756,879

		$7,593,274

Equity Real Estate Investment Trusts (REITs) — 2.8%
CubeSmart	318,750	$7,662,750
Equity Residential	97,074	6,390,381
Extra Space Storage, Inc.	48,283	3,766,074

		$17,819,205

20	See Notes to Financial Statements.

Stock Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Food & Staples Retailing — 2.1%
CVS Health Corp.	31,500	$2,534,490
Performance Food Group Co.(1)	381,976	10,466,142

		$13,000,632

Food Products — 1.5%
Pinnacle Foods, Inc.	159,901	$9,498,119

		$9,498,119

Health Care Equipment & Supplies — 2.1%
Zimmer Biomet Holdings, Inc.	103,050	$13,231,620

		$13,231,620

Health Care Providers & Services — 3.3%
Aetna, Inc.	69,220	$10,509,673
Envision Healthcare Corp.(1)	163,648	10,255,820

		$20,765,493

Household Durables — 3.5%
D.R. Horton, Inc.	151,221	$5,227,710
Newell Brands, Inc.	191,365	10,260,991
NVR, Inc.(1)	2,658	6,407,402

		$21,896,103

Household Products — 1.2%
Colgate-Palmolive Co.	103,700	$7,687,281

		$7,687,281

Industrial Conglomerates — 1.1%
General Electric Co.	262,546	$7,091,367

		$7,091,367

Insurance — 5.9%
American Financial Group, Inc.	95,529	$9,492,717
Chubb, Ltd.	100,048	14,544,978
First American Financial Corp.	285,546	12,761,051

		$36,798,746

Internet & Direct Marketing Retail — 1.8%
Amazon.com, Inc.(1)	11,916	$11,534,688

		$11,534,688

Security	Shares	Value

Internet Software & Services — 7.3%
Alphabet, Inc., Class C(1)	20,054	$18,223,672
eBay, Inc.(1)	304,025	10,616,553
Facebook, Inc., Class A(1)	92,136	13,910,693
GoDaddy, Inc., Class A(1)	75,222	3,190,917

		$45,941,835

IT Services — 3.3%
Amdocs, Ltd.	168,772	$10,879,043
Genpact, Ltd.	348,074	9,686,900

		$20,565,943

Media — 3.0%
Time Warner, Inc.	113,151	$11,361,492
Walt Disney Co. (The)	72,970	7,753,062

		$19,114,554

Metals & Mining — 0.3%
Rio Tinto PLC ADR	46,735	$1,977,358

		$1,977,358

Multi-Utilities — 2.0%
CMS Energy Corp.	138,660	$6,413,025
Sempra Energy	55,956	6,309,039

		$12,722,064

Oil, Gas & Consumable Fuels — 4.7%
Chevron Corp.	116,955	$12,201,915
ConocoPhillips	158,780	6,979,969
EOG Resources, Inc.	44,913	4,065,525
Phillips 66	75,090	6,209,192

		$29,456,601

Personal Products — 1.0%
Unilever NV - NY Shares	111,221	$6,147,185

		$6,147,185

Pharmaceuticals — 5.5%
Allergan PLC	25,041	$6,087,217
Jazz Pharmaceuticals PLC(1)	43,382	6,745,901
Johnson & Johnson	81,037	10,720,385
Pfizer, Inc.	319,009	10,715,512

		$34,269,015

21	See Notes to Financial Statements.

Stock Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Professional Services — 1.0%
Dun & Bradstreet Corp. (The)	60,341	$6,525,879

		$6,525,879

Road & Rail — 1.8%
CSX Corp.	209,146	$11,411,006

		$11,411,006

Semiconductors & Semiconductor Equipment — 3.7%
Broadcom, Ltd.	17,271	$4,025,007
Intel Corp.	232,386	7,840,704
NXP Semiconductors NV(1)	34,896	3,819,367
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	85,713	2,996,526
Texas Instruments, Inc.	58,734	4,518,407

		$23,200,011

Software — 2.1%
Adobe Systems, Inc.(1)	25,706	$3,635,857
Intuit, Inc.	25,050	3,326,890
Microsoft Corp.	62,400	4,301,232
Proofpoint, Inc.(1)	23,675	2,055,700

		$13,319,679

Specialty Retail — 1.0%
Advance Auto Parts, Inc.	52,372	$6,106,052

		$6,106,052

Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	157,408	$22,669,900

		$22,669,900

Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	63,825	$3,765,675

		$3,765,675

Tobacco — 1.9%
Philip Morris International, Inc.	103,134	$12,113,088

		$12,113,088

Total Common Stocks (identified cost $542,034,265)		$627,783,660

Short-Term Investments — 0.0%(2)

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.20%(3)	80,627	$80,643

Total Short-Term Investments (identified cost $80,643)		$80,643

Total Investments — 100.0% (identified cost $542,114,908)		$627,864,303

Other Assets, Less Liabilities — 0.0%(2)		$205,355

Net Assets — 100.0%		$628,069,658

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2017.

Abbreviations:

ADR	–	American Depositary Receipt

22	See Notes to Financial Statements.

Stock Portfolio

June 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2017
Unaffiliated investments, at value (identified cost, $542,034,265)	$627,783,660
Affiliated investment, at value (identified cost, $80,643)	80,643
Cash	55
Foreign currency, at value (identified cost, $17,829)	17,880
Dividends receivable	572,037
Dividends receivable from affiliated investment	406
Receivable for investments sold	11,527,392
Tax reclaims receivable	153,396
Total assets	$640,135,469

Liabilities
Demand note payable	$700,000
Payable for investments purchased	10,945,746
Payable for capital withdrawals	28,807
Payable to affiliates:
Investment adviser fee	308,794
Trustees’ fees	9,650
Accrued expenses	72,814
Total liabilities	$12,065,811
Net Assets applicable to investors’ interest in Portfolio	$628,069,658

Sources of Net Assets
Investors’ capital	$542,321,656
Net unrealized appreciation	85,748,002
Total	$628,069,658

23	See Notes to Financial Statements.

Stock Portfolio

June 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2017
Dividends (net of foreign taxes, $35,800)	$6,874,121
Dividends from affiliated investment	8,080
Total investment income	$6,882,201

Expenses
Investment adviser fee	$1,885,699
Trustees’ fees and expenses	21,901
Custodian fee	86,897
Legal and accounting services	26,532
Miscellaneous	15,634
Total expenses	$2,036,663

Net investment income	$4,845,538

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$23,085,115	(1)
Investment transactions — affiliated investment	326
Foreign currency transactions	19,432
Net realized gain	$23,104,873
Change in unrealized appreciation (depreciation) —
Investments	$28,179,615
Investments — affiliated investment	404
Foreign currency	1,598
Net change in unrealized appreciation (depreciation)	$28,181,617

Net realized and unrealized gain	$51,286,490

Net increase in net assets from operations	$56,132,028

(1)	Includes $3,112,149 of net realized gains from redemptions in-kind.

24	See Notes to Financial Statements.

Stock Portfolio

June 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
From operations —
Net investment income	$4,845,538	$8,396,685
Net realized gain from investment and foreign currency transactions	23,104,873 (1)	12,678,047
Net change in unrealized appreciation (depreciation) from investments and foreign currency	28,181,617	20,172,529
Net increase in net assets from operations	$56,132,028	$41,247,261
Capital transactions —
Contributions	$9,441,017	$255,687,315
Withdrawals	(78,601,573)	(51,820,934)
Portfolio transaction fee	125,356	367,287
Net increase (decrease) in net assets from capital transactions	$(69,035,200)	$204,233,668

Net increase (decrease) in net assets	$(12,903,172)	$245,480,929

Net Assets
At beginning of period	$640,972,830	$395,491,901
At end of period	$628,069,658	$640,972,830

(1)	Includes $3,112,149 of net realized gains from redemptions in-kind.

25	See Notes to Financial Statements.

Stock Portfolio

June 30, 2017

Financial Highlights

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.64	%(2)	0.65%	0.70%	0.71%	0.73%	0.73%
Net investment income	1.53	%(2)	1.60%	1.16%	1.07%	0.93%	1.21%
Portfolio Turnover	61	%(3)	118%	96%	109%	90%	91%

Total Return	9.20	%(3)	7.14%	4.88%	12.56%	33.50%	16.18%

Net assets, end of period (000’s omitted)	$628,070		$640,973	$395,492	$252,929	$237,133	$188,806

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

26	See Notes to Financial Statements.

Stock Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2017, Eaton Vance Stock Fund, Eaton Vance Stock NextShares and Eaton Vance Balanced Fund held an interest of 15.7%, 2.2% and 82.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized

27

Stock Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.60% of the Portfolio’s average daily net assets up to $500 million and 0.575% from $500 million but less than $1 billion, and is payable monthly. On net assets of $1 billion or over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2017, the Portfolio’s investment adviser fee amounted to $1,885,699 or 0.59% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $389,151,358 and $438,955,054, respectively, for the six months ended June 30, 2017. In-kind contributions and withdrawals for the six months ended June 30, 2017 aggregated $547,841 and $13,667,193, respectively.

28

Stock Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$543,739,517

Gross unrealized appreciation	$94,372,377
Gross unrealized depreciation	(10,247,591)

Net unrealized appreciation	$84,124,786

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. At June 30, 2017, the Portfolio had a balance outstanding pursuant to this line of credit of $700,000 at an interest rate of 2.16%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at June 30, 2017. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 6) at June 30, 2017. The Portfolio’s average borrowings or allocated fees during the six months ended June 30, 2017 were not significant.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

29

Stock Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

At June 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$77,918,443	$—		$—	$77,918,443
Consumer Staples	58,191,118	—		—	58,191,118
Energy	37,049,875	—		—	37,049,875
Financials	90,949,117	—		—	90,949,117
Health Care	90,487,316	—		—	90,487,316
Industrials	57,695,725	5,942,439		—	63,638,164
Information Technology	139,241,261	—		—	139,241,261
Materials	18,579,487	—		—	18,579,487
Real Estate	17,819,205	—		—	17,819,205
Telecommunication Services	13,875,907	—		—	13,875,907
Utilities	20,033,767	—		—	20,033,767

Total Common Stocks	$621,841,221	$5,942,439	*	$—	$627,783,660

Short-Term Investments	$—	$80,643		$—	$80,643

Total Investments	$621,841,221	$6,023,082		$—	$627,864,303

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

30

Eaton Vance

Balanced Fund

June 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

31

Eaton Vance

Balanced Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of Core Bond Portfolio and Stock Portfolio (the “Portfolios”), which are portfolios in which Eaton Vance Balanced Fund (the “Fund”) is authorized to invest, each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Portfolios by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. For Core Bond Portfolio, the Board noted the abilities and experience of the Adviser’s investment professionals in analyzing factors relevant to investing in investment grade fixed income securities, including the Adviser’s in-house research capabilities. For Stock Portfolio, the Board noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and each Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing each Portfolio.

32

Eaton Vance

Balanced Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolios, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from any economies of scale in the future.

33

Eaton Vance

Balanced Fund

June 30, 2017

Officers and Trustees

Officers of Eaton Vance Balanced Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Stock Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Balanced Fund and Stock Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser of Core Bond Portfolio and Stock Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Balanced Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7698     6.30.17

Eaton Vance

Core Bond Fund

Semiannual Report

June 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2017

Eaton Vance

Core Bond Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	27

Officers and Trustees	31

Important Notices	32

Eaton Vance

Core Bond Fund

June 30, 2017

Performance1,2

Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/05/2009	03/07/2000	2.65%	0.07%	2.16%	4.21%
Class A with 4.75% Maximum Sales Charge	—	—	–2.20	–4.67	1.16	3.70
Class I at NAV	03/21/2007	03/07/2000	2.78	0.32	2.41	4.42
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	2.27%	–0.31%	2.21%	4.47%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					0.86%	0.61%
Net					0.74	0.49

Fund Profile4

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Core Bond Fund

June 30, 2017

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class A is linked to Class I. Performance prior to the inception date of Class I is linked to the performance of Core Bond Portfolio (the Portfolio) into which the Fund invests. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings. Other, if any, represents any investment type less than 1% of total investments.

Fund profile subject to change due to active management.

   Important Notice to Shareholders

Effective June 27, 2017, the Fund is managed by Vishal Khanduja and Brian S. Ellis.

3

Eaton Vance

Core Bond Fund

June 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 – June 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period* (1/1/17 – 6/30/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,026.50	$3.77	**	0.75%
Class I	$1,000.00	$1,027.80	$2.51	**	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.76	**	0.75%
Class I	$1,000.00	$1,022.30	$2.51	**	0.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Core Bond Fund

June 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2017
Investment in Core Bond Portfolio, at value (identified cost, $140,890,977)	$142,564,692
Receivable for Fund shares sold	247,632
Receivable from affiliate	1,911
Total assets	$142,814,235

Liabilities
Payable for Fund shares redeemed	$237,515
Distributions payable	209,775
Payable to affiliates:
Distribution and service fees	6,867
Trustees’ fees	125
Accrued expenses	22,694
Total liabilities	$476,976
Net Assets	$142,337,259

Sources of Net Assets
Paid-in capital	$142,834,159
Accumulated net realized loss from Portfolio	(1,849,937)
Accumulated distributions in excess of net investment income	(320,678)
Net unrealized appreciation from Portfolio	1,673,715
Total	$142,337,259

Class A Shares
Net Assets	$33,076,333
Shares Outstanding	3,367,746
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.82
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.31

Class I Shares
Net Assets	$109,260,926
Shares Outstanding	11,136,723
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.81

On sales of $50,000 or more, the offering price of Class A shares is reduced.

5	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2017
Interest allocated from Portfolio	$2,107,625
Dividends allocated from Portfolio	6,815
Expenses allocated from Portfolio	(363,225)
Total investment income from Portfolio	$1,751,215

Expenses
Distribution and service fees
Class A	$43,352
Trustees’ fees and expenses	250
Custodian fee	8,531
Transfer and dividend disbursing agent fees	21,905
Legal and accounting services	15,189
Printing and postage	11,086
Registration fees	19,895
Miscellaneous	5,045
Total expenses	$125,253
Deduct —
Allocation of expenses to affiliate	$81,901
Total expense reductions	$81,901

Net expenses	$43,352

Net investment income	$1,707,863

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$537,890
Net realized gain	$537,890
Change in unrealized appreciation (depreciation) —
Investments	$1,771,349
Net change in unrealized appreciation (depreciation)	$1,771,349

Net realized and unrealized gain	$2,309,239

Net increase in net assets from operations	$4,017,102

6	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
From operations —
Net investment income	$1,707,863	$2,389,817
Net realized gain from investment transactions	537,890	336,165
Net change in unrealized appreciation (depreciation) from investments	1,771,349	547,152
Net increase in net assets from operations	$4,017,102	$3,273,134
Distributions to shareholders —
From net investment income
Class A	$(449,099)	$(907,972)
Class I	(1,574,351)	(2,447,903)
Total distributions to shareholders	$(2,023,450)	$(3,355,875)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,921,228	$15,905,835
Class I	19,317,475	105,769,225
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	432,877	875,157
Class I	289,166	526,198
Cost of shares redeemed
Class A	(9,026,843)	(13,955,023)
Class I	(27,174,988)	(46,561,845)
Net increase (decrease) in net assets from Fund share transactions	$(12,241,085)	$62,559,547

Net increase (decrease) in net assets	$(10,247,433)	$62,476,806

Net Assets
At beginning of period	$152,584,692	$90,107,886
At end of period	$142,337,259	$152,584,692

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(320,678)	$(5,091)

7	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2017

Financial Highlights

	Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.690		$9.690	$9.980	$9.800	$10.360	$10.470

Income (Loss) From Operations
Net investment income(1)	$0.104		$0.168	$0.173	$0.226	$0.220	$0.284
Net realized and unrealized gain (loss)	0.151		0.075	(0.201)	0.260	(0.341)	0.217

Total income (loss) from operations	$0.255		$0.243	$(0.028)	$0.486	$(0.121)	$0.501

Less Distributions
From net investment income	$(0.125)		$(0.243)	$(0.258)	$(0.306)	$(0.326)	$(0.382)
From net realized gain	—		—	(0.004)	—	(0.113)	(0.229)

Total distributions	$(0.125)		$(0.243)	$(0.262)	$(0.306)	$(0.439)	$(0.611)

Net asset value — End of period	$9.820		$9.690	$9.690	$9.980	$9.800	$10.360

Total Return(2)(3)	2.65	%(4)	2.48%	(0.31)%	5.00%	(1.18)%	4.86%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,076		$37,290	$34,501	$25,821	$36,947	$16,550
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)	0.75	%(7)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.16	%(7)	1.69%	1.75%	2.27%	2.19%	2.69%
Portfolio Turnover of the Portfolio	71	%(4)	132%	159%	134%	107%	113%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.11%, 0.11%, 0.21%, 0.24%, 0.28% and 0.33% of average daily net assets for the six months ended June 30, 2017 and the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.680		$9.680	$9.960	$9.780	$10.350	$10.460

Income (Loss) From Operations
Net investment income(1)	$0.116		$0.193	$0.199	$0.249	$0.248	$0.309
Net realized and unrealized gain (loss)	0.151		0.074	(0.193)	0.261	(0.354)	0.218

Total income (loss) from operations	$0.267		$0.267	$0.006	$0.510	$(0.106)	$0.527

Less Distributions
From net investment income	$(0.137)		$(0.267)	$(0.282)	$(0.330)	$(0.351)	$(0.408)
From net realized gain	—		—	(0.004)	—	(0.113)	(0.229)

Total distributions	$(0.137)		$(0.267)	$(0.286)	$(0.330)	$(0.464)	$(0.637)

Net asset value — End of period	$9.810		$9.680	$9.680	$9.960	$9.780	$10.350

Total Return(2)(3)	2.78	%(4)	2.73%	0.04%	5.27%	(1.04)%	5.12%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$109,261		$115,294	$55,607	$40,753	$46,336	$20,292
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)	0.50	%(7)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.41	%(7)	1.95%	2.01%	2.50%	2.47%	2.93%
Portfolio Turnover of the Portfolio	71	%(4)	132%	159%	134%	107%	113%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.11%, 0.11%, 0.21%, 0.24%, 0.28% and 0.34% of average daily net assets for the six months ended June 30, 2017 and the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Core Bond Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Core Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (30.0% at June 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As

10

Eaton Vance

Core Bond Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $1,288,751 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2016, $907,449 are short-term and $381,302 are long-term.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.74% and 0.49% (0.75% and 0.50% prior to June 1, 2017) of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2019. Pursuant to this agreement, EVM was allocated $81,901 of the Fund’s operating expenses for the six months ended June 30, 2017.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2017, EVM earned $1,215 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,163 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2017. EVD also received distribution and service fees from Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2017 amounted to $43,352 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2017, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended June 30, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $10,284,612 and $22,519,115, respectively.

11

Eaton Vance

Core Bond Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	402,310	1,611,630
Issued to shareholders electing to receive payments of distributions in Fund shares	44,323	88,228
Redemptions	(928,537)	(1,409,771)

Net increase (decrease)	(481,904)	290,087

Class I	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	1,987,460	10,820,087
Issued to shareholders electing to receive payments of distributions in Fund shares	29,638	53,144
Redemptions	(2,795,832)	(4,700,988)

Net increase (decrease)	(778,734)	6,172,243

At June 30, 2017, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM and an Eaton Vance collective investment trust owned in the aggregate 61.5% of the value of the outstanding shares of the Fund.

12

Core Bond Portfolio

June 30, 2017

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 31.6%

Security	Principal Amount (000’s omitted)	Value

Aerospace & Defense — 0.6%
Embraer Netherlands Finance B.V., 5.40%, 2/1/27	$1,301	$1,361,171
Lockheed Martin Corp., 4.70%, 5/15/46	810	915,204
WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	620	634,117

		$2,910,492

Automotive — 0.7%
Delphi Corp., 4.15%, 3/15/24	$913	$960,206
General Motors Co., 4.875%, 10/2/23	1,119	1,200,658
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	1,000	1,053,750

		$3,214,614

Banks — 7.5%
American Express Co., 3.625%, 12/5/24	$1,162	$1,191,038
Bank of America Corp., 2.881% to 4/24/22, 4/24/23(2)	1,425	1,429,065
Bank of America Corp., 3.124% to 1/20/22, 1/20/23(2)	2,420	2,448,892
Bank of America Corp., 3.30%, 1/11/23	1,237	1,262,157
Barclays PLC, 4.836%, 5/9/28	1,480	1,514,915
Capital One Bank (USA), NA, 3.375%, 2/15/23	892	900,643
Capital One Financial Corp., 2.50%, 5/12/20	485	487,390
Capital One Financial Corp., 3.75%, 4/24/24	700	716,395
CIT Group, Inc., 5.00%, 8/1/23	915	988,200
Citigroup, Inc., 3.70%, 1/12/26	1,000	1,013,326
Citigroup, Inc., 3.887% to 1/10/27, 1/10/28(2)	909	924,978
Citigroup, Inc., 4.50%, 1/14/22	725	780,317
Citizens Financial Group, Inc., 4.30%, 12/3/25	1,399	1,461,292
Discover Bank, 3.20%, 8/9/21	950	968,384
Discover Financial Services, 3.95%, 11/6/24	490	498,394
Fifth Third Bancorp, 4.30%, 1/16/24	1,131	1,204,074
First Horizon National Corp., 3.50%, 12/15/20	702	720,507
Goldman Sachs Group, Inc. (The), 3.691% to 6/5/27, 6/5/28(2)	916	920,876
Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	989,569
Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27	1,510	1,537,955
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,151	1,296,535
JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	1,967,526
JPMorgan Chase & Co., 3.782% to 2/1/27, 2/1/28(2)	1,000	1,023,953
JPMorgan Chase & Co., 5.625%, 8/16/43	628	758,250
Morgan Stanley, 4.00%, 7/23/25	2,220	2,319,694
Morgan Stanley, 4.35%, 9/8/26	643	669,818
Morgan Stanley, 4.875%, 11/1/22	1,132	1,230,365
PPTT, 2006-A GS, Class A, 5.798%(1)(3)	259	260,975
Regions Financial Corp., 3.20%, 2/8/21	1,526	1,561,356

Security	Principal Amount (000’s omitted)	Value

Banks (continued)
Santander Holdings USA, Inc., 2.70%, 5/24/19	$685	$690,384
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	734,039
Synchrony Bank, 3.00%, 6/15/22	410	408,569
Wells Fargo & Co., 3.45%, 2/13/23	948	971,226

		$35,851,057

Beverages — 0.8%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/21	$1,185	$1,201,784
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	730	828,372
Constellation Brands, Inc., 3.50%, 5/9/27	387	387,479
Constellation Brands, Inc., 4.50%, 5/9/47	576	596,211
Dr Pepper Snapple Group, Inc., 3.43%, 6/15/27(1)	618	623,649

		$3,637,495

Building Materials — 0.6%
Masco Corp., 3.50%, 11/15/27	$940	$933,907
Owens Corning, 3.40%, 8/15/26	983	970,338
Owens Corning, 4.20%, 12/15/22	502	530,205
Vulcan Materials Co., 4.50%, 6/15/47	479	485,302

		$2,919,752

Chemicals — 1.1%
CF Industries, Inc., 7.125%, 5/1/20	$1,265	$1,400,987
Ecolab, Inc., 5.50%, 12/8/41	797	981,069
Potash Corp. of Saskatchewan, Inc., 4.00%, 12/15/26	1,475	1,523,966
RPM International, Inc., 3.75%, 3/15/27	589	599,787
Sherwin-Williams Co. (The), 3.45%, 6/1/27	840	847,713

		$5,353,522

Commercial Services — 0.7%
Block Financial, LLC, 5.25%, 10/1/25	$870	$923,753
Moody’s Corp., 3.25%, 1/15/28(1)	1,414	1,396,438
Total System Services, Inc., 3.75%, 6/1/23	1,080	1,121,877

		$3,442,068

Computers — 0.4%
Apple, Inc., 2.85%, 2/23/23	$1,080	$1,099,417
EMC Corp., 3.375%, 6/1/23	1,015	975,338

		$2,074,755

Diversified Financial Services — 1.2%
Air Lease Corp., 3.375%, 6/1/21	$1,200	$1,232,862
Brookfield Finance, LLC, 4.00%, 4/1/24	1,070	1,098,885

13	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services (continued)
Legg Mason, Inc., 4.75%, 3/15/26	$667	$707,155
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)	432	453,099
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	510	497,539
UBS Group Funding Switzerland AG, 3.491%, 5/23/23(1)	1,450	1,484,992

		$5,474,532

Electric Utilities — 1.2%
Comision Federal de Electricidad, 4.75%, 2/23/27(1)	$1,500	$1,546,875
Enel Americas SA, 4.00%, 10/25/26	1,550	1,568,988
Entergy Corp., 4.00%, 7/15/22	1,046	1,106,624
ITC Holdings Corp., 4.05%, 7/1/23	680	713,984
Pacific Gas & Electric Co., 4.00%, 12/1/46	965	996,340

		$5,932,811

Electrical and Electronic Equipment — 1.1%
FLIR Systems, Inc., 3.125%, 6/15/21	$910	$917,993
Jabil Circuit, Inc., 4.70%, 9/15/22	1,400	1,494,262
NXP B.V./NXP Funding, LLC, 4.125%, 6/15/20(1)	400	421,128
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	1,070	1,156,938
Tyco Electronics Group SA, 3.70%, 2/15/26	1,070	1,106,073

		$5,096,394

Foods — 0.4%
ESAL GmbH, 6.25%, 2/5/23(1)	$400	$351,000
Smithfield Foods, Inc., 3.35%, 2/1/22(1)	1,482	1,492,637

		$1,843,637

Health Services — 0.3%
MEDNAX, Inc., 5.25%, 12/1/23(1)	$1,420	$1,466,150

		$1,466,150

Healthcare Products — 0.3%
Becton Dickinson and Co., 3.70%, 6/6/27	$1,439	$1,444,167

		$1,444,167

Home Construction — 0.3%
Lennar Corp., 4.125%, 1/15/22	$313	$324,738
Toll Brothers Finance Corp., 4.875%, 3/15/27	940	970,550

		$1,295,288

Security	Principal Amount (000’s omitted)	Value

Home Furnishings — 0.2%
Whirlpool Corp., 4.50%, 6/1/46	$914	$959,727

		$959,727

Household Products — 0.3%
Newell Brands, Inc., 3.85%, 4/1/23	$1,426	$1,498,900

		$1,498,900

Industrial Conglomerates — 0.2%
General Electric Capital Corp., 5.30%, 2/11/21	$846	$935,971

		$935,971

Insurance — 0.9%
Aon PLC, 4.60%, 6/14/44	$785	$834,254
Arch Capital Finance, LLC, 5.031%, 12/15/46	1,000	1,117,743
Marsh and McLennan Cos., Inc., 3.75%, 3/14/26	841	877,271
Principal Financial Group, Inc., 4.30%, 11/15/46	534	558,653
UnitedHealth Group, Inc., 2.875%, 12/15/21	724	740,390
Willis North America, Inc., 3.60%, 5/15/24	344	347,891

		$4,476,202

Internet Software & Services — 0.1%
Symantec Corp., 5.00%, 4/15/25(1)	$500	$524,530

		$524,530

Lodging and Gaming — 0.3%
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	$160	$175,167
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)	505	513,206
MGM Resorts International, 4.625%, 9/1/26	900	913,500

		$1,601,873

Machinery — 0.2%
Xylem, Inc., 3.25%, 11/1/26	$1,085	$1,082,707

		$1,082,707

Media — 0.3%
Discovery Communications, LLC, 3.80%, 3/13/24	$1,429	$1,446,654

		$1,446,654

Mining — 0.4%
Freeport-McMoRan, Inc., 3.55%, 3/1/22	$900	$847,962
Glencore Funding, LLC, 4.00%, 3/27/27(1)	1,006	991,880

		$1,839,842

14	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Miscellaneous Manufacturing — 0.2%
Hexcel Corp., 3.95%, 2/15/27	$702	$720,339

		$720,339

Oil and Gas — 3.6%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	$1,465	$1,494,300
Anadarko Petroleum Corp., 6.95%, 6/15/19	716	776,473
BP Capital Markets PLC, 3.224%, 4/14/24	1,452	1,467,271
ConocoPhillips Co., 4.30%, 11/15/44	1,011	1,037,835
Ecopetrol SA, 5.875%, 9/18/23	1,400	1,534,400
EOG Resources, Inc., 4.15%, 1/15/26	1,330	1,399,983
Exxon Mobil Corp., 1.708%, 3/1/19	1,419	1,423,390
Nabors Industries, Inc., 4.625%, 9/15/21	983	938,569
National Oilwell Varco, Inc., 3.95%, 12/1/42	800	665,815
Noble Energy, Inc., 3.90%, 11/15/24	937	964,445
Petroleos Mexicanos, 6.875%, 8/4/26	1,500	1,665,750
Pioneer Natural Resources Co., 4.45%, 1/15/26	1,400	1,477,276
Shell International Finance B.V., 3.25%, 5/11/25	1,300	1,327,461
Total Capital International SA, 2.70%, 1/25/23	883	888,079

		$17,061,047

Packaging & Containers — 0.2%
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	$835	$922,153

		$922,153

Pharmaceuticals — 1.6%
Abbott Laboratories, 2.90%, 11/30/21	$1,444	$1,459,211
Actavis Funding SCS, 3.00%, 3/12/20	1,322	1,351,651
Actavis Funding SCS, 4.55%, 3/15/35	796	852,862
Celgene Corp., 3.55%, 8/15/22	1,041	1,084,832
Mylan N.V., 3.95%, 6/15/26	1,416	1,437,512
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	1,500	1,483,836

		$7,669,904

Pipelines — 0.8%
Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$463,393
Plains All America Pipeline, L.P./PAA Finance Corp., 4.50%, 12/15/26	485	491,471
Plains All America Pipeline, L.P./PAA Finance Corp., 4.65%, 10/15/25	663	680,762
Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27	750	799,023
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	880	973,172

Security	Principal Amount (000’s omitted)	Value

Pipelines (continued)
Sunoco Logistics Partners Operations, L.P., 4.40%, 4/1/21	$582	$611,990

		$4,019,811

Real Estate Investment Trusts (REITs) — 0.7%
DDR Corp., 3.625%, 2/1/25	$1,016	$968,202
Essex Portfolio, L.P., 3.25%, 5/1/23	805	807,736
Simon Property Group, L.P., 2.50%, 7/15/21	423	423,275
VEREIT Operating Partnership, L.P., 4.875%, 6/1/26	947	1,004,691

		$3,203,904

Retail-Specialty and Apparel — 0.8%
Coach, Inc., 4.125%, 7/15/27	$1,877	$1,861,901
Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	965	949,414
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	295	317,125
Signet UK Finance PLC, 4.70%, 6/15/24	500	487,401

		$3,615,841

Software — 0.6%
CA, Inc., 3.60%, 8/15/22	$400	$404,904
Electronic Arts, Inc., 4.80%, 3/1/26	1,400	1,538,800
Quintiles IMS, Inc., 5.00%, 10/15/26(1)	930	961,388

		$2,905,092

Technology — 0.2%
Broadcom Corp., 2.70%, 11/1/18	$1,000	$1,001,307

		$1,001,307

Telecommunications — 1.3%
AT&T, Inc., 3.00%, 6/30/22	$1,043	$1,045,998
AT&T, Inc., 3.60%, 2/17/23	1,834	1,879,104
Nokia Oyj, 4.375%, 6/12/27	1,500	1,530,945
Verizon Communications, Inc., 5.15%, 9/15/23	877	975,332
Verizon Communications, Inc., 6.00%, 4/1/41	422	492,728

		$5,924,107

Utilities — 1.5%
American Water Capital Corp., 3.40%, 3/1/25	$365	$377,846
American Water Capital Corp., 4.30%, 9/1/45	842	909,439
Baltimore Gas & Electric Co., 3.50%, 8/15/46	1,580	1,512,814
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20	1,916	1,903,655

15	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Utilities (continued)
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	$1,060	$1,029,657
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,270	1,219,229

		$6,952,640

Total Corporate Bonds & Notes (identified cost $146,884,584)		$150,319,285

Agency Mortgage-Backed Securities — 24.9%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$978	$1,054,777
Pool #C03490, 4.50%, 8/1/40	813	876,239
Pool #C03815, 3.50%, 3/1/42	633	653,191
Pool #C03921, 3.50%, 5/1/42	652	672,830
Pool #C09031, 2.50%, 2/1/43	1,983	1,923,130
Pool #C09032, 3.50%, 2/1/43	1,098	1,133,786
Pool #C91875, 3.50%, 6/1/36	1,297	1,346,967
Pool #G04913, 5.00%, 3/1/38	924	1,013,763
Pool #G05958, 5.00%, 8/1/40	220	241,098
Pool #G07459, 3.50%, 8/1/43	2,483	2,562,960
Pool #G07589, 5.50%, 6/1/41	3,827	4,257,312
Pool #G08348, 5.00%, 6/1/39	234	256,043
Pool #G08524, 3.00%, 3/1/43	1,214	1,218,427
Pool #G08534, 3.00%, 6/1/43	2,103	2,110,474
Pool #G08596, 4.50%, 7/1/44	1,168	1,256,279
Pool #G08666, 3.00%, 9/1/45	2,514	2,514,378
Pool #G08670, 3.00%, 10/1/45	1,644	1,643,611
Pool #G08701, 3.00%, 4/1/46	2,520	2,516,644
Pool #G08717, 4.00%, 8/1/46	2,556	2,689,064
Pool #G08738, 3.50%, 12/1/46	2,295	2,359,670
Pool #G08758, 4.00%, 4/1/47	2,225	2,343,835
Pool #G60173, 4.00%, 7/1/45	1,383	1,464,768
Pool #G60761, 3.00%, 10/1/43	2,486	2,494,978
Pool #Q00285, 4.50%, 4/1/41	602	648,605
Pool #Q08641, 3.50%, 6/1/42	665	687,012
Pool #Q10378, 3.00%, 8/1/42	1,277	1,281,441
Pool #Q17453, 3.50%, 4/1/43	2,008	2,075,385
Pool #Q21661, 3.50%, 9/1/43	1,081	1,116,124
Pool #Q34310, 3.50%, 6/1/45	2,370	2,437,238
Pool #Q40264, 3.50%, 5/1/46	1,824	1,874,926
Pool #Q45051, 3.00%, 12/1/46	3,713	3,716,528
Pool #Q46889, 3.50%, 3/1/47	2,991	3,105,245
Pool #Q47999, 4.00%, 5/1/47	4,027	4,265,346

		$59,812,074

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association:
Pool #735403, 5.00%, 4/1/35	$131	$143,073
Pool #735415, 6.50%, 12/1/32	282	325,216
Pool #889982, 5.50%, 11/1/38	73	80,596
Pool #890427, 3.50%, 4/1/42	1,232	1,272,175
Pool #929009, 6.00%, 1/1/38	231	261,764
Pool #995203, 5.00%, 7/1/35	27	29,360
Pool #AB3678, 3.50%, 10/1/41	4,231	4,381,386
Pool #AB6633, 3.50%, 10/1/42	787	812,606
Pool #AB8923, 3.00%, 4/1/43	1,510	1,517,390
Pool #AE0949, 4.00%, 2/1/41	361	381,928
Pool #AH1559, 4.00%, 12/1/40	136	143,670
Pool #AH9055, 4.50%, 4/1/41	483	521,235
Pool #AK6759, 3.50%, 3/1/42	1,159	1,197,003
Pool #AL5162, 3.00%, 9/1/43	1,123	1,128,208
Pool #AL6838, 4.00%, 4/1/43	977	1,032,219
Pool #AL7019, 3.50%, 11/1/42	2,095	2,163,069
Pool #AL7524, 5.00%, 7/1/41	1,323	1,450,813
Pool #AS3892, 4.00%, 11/1/44	1,328	1,398,211
Pool #AS4421, 4.00%, 2/1/45	941	996,458
Pool #AS5332, 4.00%, 7/1/45	1,619	1,709,581
Pool #AS6014, 4.00%, 10/1/45	1,046	1,104,333
Pool #AS6811, 3.00%, 3/1/46	1,807	1,806,578
Pool #AS9721, 4.00%, 6/1/47	2,971	3,128,306
Pool #AZ3743, 3.50%, 11/1/45	2,631	2,703,906
Pool #BA0891, 3.50%, 1/1/46	2,924	3,005,442
Pool #BA0908, 3.50%, 3/1/46	1,805	1,854,942
Pool #BA3938, 3.50%, 1/1/46	2,194	2,256,306
Pool #BC1849, 3.00%, 5/1/46	3,273	3,271,287
Pool #BC6815, 3.00%, 6/1/46	2,323	2,321,725
Pool #BD1183, 3.50%, 12/1/46	1,420	1,459,606
Pool #BE2316, 3.50%, 1/1/47	3,459	3,555,178
Pool #MA0634, 4.50%, 1/1/31	848	912,072
Pool #MA0956, 4.00%, 1/1/42	1,515	1,601,736
Pool #MA1789, 4.50%, 2/1/44	1,008	1,091,434
Pool #MA2389, 3.50%, 9/1/35	790	821,717
Pool #MA2653, 4.00%, 6/1/46	2,585	2,719,007
Pool #MA2711, 3.00%, 8/1/46	1,868	1,851,748

		$56,411,284

Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	$2,054	$2,139,696

		$2,139,696

Total Agency Mortgage-Backed Securities (identified cost $119,551,271)		$118,363,054

16	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Collateralized Mortgage Obligations — 3.5%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA2, Class M1, 2.416%, 10/25/29(4)	$669	$679,905

		$679,905

Federal Home Loan Mortgage Corp.:
Series 3820, Class DJ, 3.00%, 11/15/35	$2,323	$2,355,479
Series 4030, Class PA, 3.50%, 6/15/40	889	922,284

		$3,277,763

Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	$417	$455,376
Series 2011-117, Class QA, 3.50%, 10/25/31	1,559	1,578,182
Series 2011-135, Class PK, 4.50%, 5/25/40	1,426	1,500,206
Series 2013-130, Class EA, 3.00%, 6/25/38	1,565	1,589,750
Series 2014-70, Class KP, 3.50%, 3/25/44	1,632	1,694,253

		$6,817,767

Government National Mortgage Association:
Series 2017-52, Class UA, 3.00%, 4/16/47	$3,227	$3,238,331
Series 2017-80, Class UD, 3.00%, 5/20/47	2,532	2,541,515

		$5,779,846

Total Collateralized Mortgage Obligations (identified cost $16,520,007)		$16,555,281

Commercial Mortgage-Backed Securities — 4.0%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2015-1, Class A2, 3.13%, 4/15/34(1)	$527	$528,903
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class C, 4.442%, 12/10/54(5)	1,050	1,063,322
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A2, 1.813%, 9/10/45	35	35,404
Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,000	823,254
COMM Mortgage Trust
Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	171,999
Series 2013-CR11, Class C, 5.168%, 8/10/50(1)(5)	500	533,119
Series 2014-CR20, Class D, 3.222%, 11/10/47(1)	700	567,536
Series 2014-CR21, Class C, 4.564%, 12/10/47(5)	500	499,825
Series 2014-LC17, Class A2, 3.164%, 10/10/47	550	561,761
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	670	679,795
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.51%, 12/15/49(5)	1,500	1,494,456

Security	Principal Amount (000’s omitted)	Value

JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class D, 4.815%, 8/15/47(1)(5)	$675	$575,351
Series 2014-C22, Class D, 4.712%, 9/15/47(1)(5)	500	418,463
Series 2014-C23, Class D, 4.107%, 9/15/47(1)(5)	250	212,776
Series 2014-C25, Class D, 4.096%, 11/15/47(1)(5)	1,585	1,273,068
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class A3, 4.171%, 8/15/46	897	955,702
Series 2013-C13, Class D, 4.188%, 1/15/46(1)(5)	2,000	1,846,882
Series 2013-LC11, Class AS, 3.216%, 4/15/46	220	222,788
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C32, Class C, 4.44%, 12/15/49(5)	1,050	1,064,080
Morgan Stanley Capital I Trust
Series 2007-IQ16, Class A4, 5.809%, 12/12/49	596	598,197
Motel 6 Trust
Series 2015-MTL6, Class D, 4.532%, 2/5/30(1)	1,000	1,001,303
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.731%, 5/10/45(1)(5)	1,350	1,363,812
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.692%, 9/15/58(5)	900	902,415
Series 2015-SG1, Class C, 4.619%, 9/15/48(5)	1,500	1,455,374
WF-RBS Commercial Mortgage Trust
Series 2013-C13, Class AS, 3.345%, 5/15/45	110	112,377

Total Commercial Mortgage-Backed Securities (identified cost $18,841,453)		$18,961,962

Asset-Backed Securities — 8.9%

Security	Principal Amount (000’s omitted)	Value

Automotive — 5.2%
AmeriCredit Automobile Receivables Trust
Series 2016-2, Class B, 2.21%, 5/10/21	$610	$612,060
Series 2016-4, Class A3, 1.53%, 7/8/21	825	821,978
Series 2017-2, Class A2A, 1.65%, 9/18/20	670	669,913
Avis Budget Rental Car Funding, LLC
Series 2012-3A, Class A, 2.10%, 3/20/19(1)	1,450	1,452,850
Series 2013-2A, Class B, 3.66%, 2/20/20(1)	450	457,109
BMW Vehicle Lease Trust
Series 2016-2, Class A3, 1.43%, 9/20/19	825	822,922
California Republic Auto Receivables Trust
Series 2013-2, Class A2, 1.23%, 3/15/19	33	33,429
CarMax Auto Owner Trust
Series 2016-1, Class A2A, 1.30%, 4/15/19	222	222,245
Series 2017-2, Class A3, 1.93%, 3/15/22	1,355	1,356,798

17	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Automotive (continued)
Drive Auto Receivables Trust
Series 2017-1, Class A3, 1.86%, 3/16/20	$510	$510,021
Enterprise Fleet Financing, LLC
Series 2014-1, Class A3, 1.38%, 9/20/19(1)	294	293,669
Series 2017-1, Class A2, 2.13%, 7/20/22(1)	500	501,009
First Investors Auto Owner Trust
Series 2015-2A, Class A1, 1.59%, 12/16/19(1)	261	260,751
Series 2016-1A, Class A1, 1.92%, 5/15/20(1)	227	227,493
Series 2016-2A, Class A1, 1.53%, 11/16/20(1)	303	302,126
Series 2017-1A, Class A1, 1.69%, 4/15/21(1)	623	622,170
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(1)	475	476,545
Series 2016-A, Class A2A, 1.12%, 12/15/18	89	88,619
Series 2017-A, Class A3, 1.67%, 6/15/21	1,080	1,079,542
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class B, 1.97%, 5/15/20(1)	775	775,904
Hertz Fleet Lease Funding, L.P.
Series 2017-1, Class A2, 2.13%, 4/10/31(1)	1,090	1,088,802
Honda Auto Receivables Owner Trust
Series 2014-2, Class A4, 1.18%, 5/18/20	570	569,868
Hyundai Auto Receivables Trust
Series 2015-C, Class A2A, 0.99%, 11/15/18	66	66,240
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A3, 1.26%, 2/16/21	1,650	1,642,354
Santander Drive Auto Receivables Trust
Series 2015-1, Class B, 1.97%, 11/15/19	479	479,649
Series 2016-1, Class A2A, 1.41%, 7/15/19	156	156,409
Series 2016-3, Class A3, 1.50%, 8/17/20	980	978,584
Series 2017-2, Class A2, 1.60%, 3/16/20	985	984,704
Securitized Term Auto Receivables Trust
Series 2016-1A, Class A3, 1.524%, 3/25/20(1)	590	587,675
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(1)	1,506	1,504,782
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A2, 1.40%, 7/22/19(1)	455	454,964
World Omni Auto Receivables Trust
Series 2014-A, Class A4, 1.53%, 6/15/20	1,915	1,915,749
Series 2016-A, Class A2, 1.32%, 12/16/19	688	688,129
Series 2016-B, Class A2, 1.10%, 1/15/20	796	794,489
World Omni Automobile Lease Securitization Trust
Series 2017-A, Class A3, 2.13%, 4/15/20	1,000	1,004,654

		$24,504,205

Security	Principal Amount (000’s omitted)	Value

Computers — 0.3%
Dell Equipment Finance Trust
Series 2015-1, Class C, 2.42%, 3/23/20(1)	$1,225	$1,228,830

		$1,228,830

Other — 2.2%
Ascentium Equipment Receivable Trust
Series 2016-1A, Class A3, 1.92%, 12/10/19(1)	$1,691	$1,691,222
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/22	1,200	1,207,248
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	1,000	1,035,230
Leaf II Receivables Funding, LLC
Series 2015-1, Class A4, 2.03%, 8/17/20(1)	555	555,023
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(1)	1,250	1,256,070
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/26(1)	1,000	1,011,225
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(1)	78	78,270
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	243	244,414
Social Professional Loan Program, LLC
Series 2014-B, Class A2, 2.55%, 8/27/29(1)	820	824,732
SpringCastle Funding Trust
Series 2016-AA, Class A, 3.05%, 4/25/29(1)	1,195	1,203,371
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A, 1.74%, 9/15/21	700	700,656
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/21(1)	600	597,779

		$10,405,240

Restaurants — 0.9%
DB Master Finance, LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(1)	$1,496	$1,507,825
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(1)	1,191	1,220,157
Wendys Funding, LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(1)	1,621	1,639,523

		$4,367,505

18	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Single Family Home Rental — 0.3%
Colony American Homes
Series 2014-1A, Class C, 3.059%, 5/17/31(1)(4)	$915	$923,361
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(1)	649	649,133

		$1,572,494

Total Asset-Backed Securities (identified cost $41,969,303)		$42,078,274

Foreign Government and Agency Securities — 0.5%

Security	Principal Amount (000’s omitted)	Value

Bermuda — 0.1%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$553,773

		$553,773

Mexico — 0.3%
Government of Mexico, 3.60%, 1/30/25	$500	$507,250
Government of Mexico, 4.00%, 10/2/23	790	827,960

		$1,335,210

Panama — 0.1%
Republic of Panama, 3.875%, 3/17/28	$700	$719,250

		$719,250

Total Foreign Government and Agency Securities (identified cost $2,510,773)		$2,608,233

U.S. Treasury Obligations — 25.5%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 2.875%, 11/15/46	$15,000	$15,111,615
U.S. Treasury Bond, 3.00%, 5/15/47	3,150	3,257,113
U.S. Treasury Bond, 5.00%, 5/15/37	17,000	23,356,742
U.S. Treasury Note, 1.50%, 5/15/20	40,900	40,856,073
U.S. Treasury Note, 1.75%, 5/31/22	19,800	19,683,992
U.S. Treasury Note, 2.00%, 5/31/24	14,700	14,579,695
U.S. Treasury Note, 2.625%, 8/15/20	4,000	4,125,780

Total U.S. Treasury Obligations (identified cost $120,813,685)		$120,971,010

Preferred Securities — 0.1%

Security	Shares	Value

Insurance — 0.1%
American Overseas Group, Ltd., Series A, 4.803%(4)(6)(7)	2,000	$400,000

Total Preferred Securities (identified cost $2,017,240)		$400,000

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.20%(8)	2,883,671	$2,884,248

Total Short-Term Investments (identified cost $2,884,378)		$2,884,248

Total Investments — 99.6% (identified cost $471,992,694)		$473,141,347

Other Assets, Less Liabilities — 0.4%		$2,123,625

Net Assets — 100.0%		$475,264,972

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2017, the aggregate value of these securities is $51,903,216 or 10.9% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2017.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2017.

(6)	Non-income producing security.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 6).

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2017.

19	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2017
Unaffiliated investments, at value (identified cost, $469,108,316)	$470,257,099
Affiliated investment, at value (identified cost, $2,884,378)	2,884,248
Interest receivable	2,367,743
Dividends receivable from affiliated investment	4,891
Receivable from affiliate	10,930
Total assets	$475,524,911

Liabilities
Payable to affiliates:
Investment adviser fee	$177,007
Trustees’ fees	7,320
Accrued expenses	75,612
Total liabilities	$259,939
Net Assets applicable to investors’ interest in Portfolio	$475,264,972

Sources of Net Assets
Investors’ capital	$474,116,319
Net unrealized appreciation	1,148,653
Total	$475,264,972

20	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2017
Interest	$6,907,904
Dividends from affiliated investment	22,383
Total investment income	$6,930,287

Expenses
Investment adviser fee	$1,075,732
Trustees’ fees and expenses	15,660
Custodian fee	71,904
Legal and accounting services	37,253
Miscellaneous	8,520
Total expenses	$1,209,069
Deduct —
Allocation of expenses to affiliate	$17,758
Total expense reductions	$17,758

Net expenses	$1,191,311

Net investment income	$5,738,976

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,784,314
Investment transactions — affiliated investment	(57)
Net realized gain	$1,784,257
Change in unrealized appreciation (depreciation) —
Investments	$5,972,251
Investments — affiliated investment	371
Net change in unrealized appreciation (depreciation)	$5,972,622

Net realized and unrealized gain	$7,756,879

Net increase in net assets from operations	$13,495,855

21	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
From operations —
Net investment income	$5,738,976	$8,848,020
Net realized gain from investment transactions	1,784,257	700,300
Net change in unrealized appreciation (depreciation) from investments	5,972,622	(1,296,888)
Net increase in net assets from operations	$13,495,855	$8,251,432
Capital transactions —
Contributions	$24,690,804	$273,785,174
Withdrawals	(47,177,581)	(140,464,710)
Net increase (decrease) in net assets from capital transactions	$(22,486,777)	$133,320,464

Net increase (decrease) in net assets	$(8,990,922)	$141,571,896

Net Assets
At beginning of period	$484,255,894	$342,683,998
At end of period	$475,264,972	$484,255,894

22	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2017

Financial Highlights

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2016		2015		2014		2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.50	%(3)	0.50%		0.50%		0.50%		0.50%	0.50%
Net investment income	2.40	%(3)	2.01%		2.00%		2.47%		2.48%	2.93%
Portfolio Turnover	71	%(4)	132	%(5)	159	%(5)	134	%(5)	107%	113%

Total Return(2)	2.78	%(4)	2.73%		0.04%		5.27%		(1.04)%	5.12%

Net assets, end of period (000’s omitted)	$475,265		$484,256		$342,684		$214,538		$177,700	$114,900

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.02%, 0.03%, 0.07% and 0.07% of average daily net assets for the six months ended June 30, 2017 and the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(3)	Annualized.

(4)	Not annualized.

(5)	Includes the effect of To-Be-Announced (TBA) transactions.

23	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2017, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 70.0% and 30.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

24

Core Bond Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Interim Financial Statements — The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2017, the Portfolio’s investment adviser fee amounted to $1,075,732 or 0.45% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $17,758 of the Portfolio’s operating expenses for the six months ended June 30, 2017. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended June 30, 2017 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$85,580,212	$88,338,199
U.S. Government and Agency Securities	254,737,913	264,228,055

	$340,318,125	$352,566,254

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$473,164,750

Gross unrealized appreciation	$4,688,878
Gross unrealized depreciation	(4,712,281)

Net unrealized depreciation	$(23,403)

25

Core Bond Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2017.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$150,319,285	$—	$150,319,285
Agency Mortgage-Backed Securities	—	118,363,054	—	118,363,054
Collateralized Mortgage Obligations	—	16,555,281	—	16,555,281
Commercial Mortgage-Backed Securities	—	18,961,962	—	18,961,962
Asset-Backed Securities	—	42,078,274	—	42,078,274
Foreign Government and Agency Securities	—	2,608,233	—	2,608,233
U.S. Treasury Obligations	—	120,971,010	—	120,971,010
Preferred Securities	—	—	400,000	400,000
Short-Term Investments	—	2,884,248	—	2,884,248

Total Investments	$—	$472,741,347	$400,000	$473,141,347

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2017 is not presented. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

26

Eaton Vance

Core Bond Fund

June 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

27

Eaton Vance

Core Bond Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Core Bond Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Core Bond Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board noted the abilities and experience of the Adviser’s investment professionals in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

28

Eaton Vance

Core Bond Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a

29

Eaton Vance

Core Bond Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

30

Eaton Vance

Core Bond Fund

June 30, 2017

Officers and Trustees

Officers of Eaton Vance Core Bond Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Core Bond Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Core Bond Fund and Core Bond Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm**

*	Interested Trustee
**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser of Core Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Core Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7754    6.30.17

Eaton Vance

Dividend Builder Fund

Semiannual Report

June 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2017

Eaton Vance

Dividend Builder Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	26

Officers and Trustees	29

Important Notices	30

Eaton Vance

Dividend Builder Fund

June 30, 2017

Performance1,2

Portfolio Manager Charles B. Gaffney

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/18/1981	12/18/1981	6.26%	10.81%	12.22%	4.82%
Class A with 5.75% Maximum Sales Charge	—	—	0.18	4.45	10.90	4.20
Class C at NAV	11/01/1993	12/18/1981	5.83	10.09	11.38	4.05
Class C with 1% Maximum Sales Charge	—	—	4.83	9.09	11.38	4.05
Class I at NAV	06/20/2005	12/18/1981	6.39	11.10	12.50	5.09
S&P 500 Index	—	—	9.34%	17.90%	14.62%	7.18%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.04%	1.79%	0.79%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)[5]
Apple, Inc.	4.1%

Verizon Communications, Inc.	2.8

Alphabet, Inc., Class C	2.7

Pfizer, Inc.	2.6

Microsoft Corp.	2.6

JPMorgan Chase & Co.	2.5

Wells Fargo & Co.	2.2

Chubb, Ltd.	2.2

Time Warner, Inc.	2.1

General Electric Co.	2.1

Total	25.9%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Dividend Builder Fund

June 30, 2017

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Dividend Builder Fund

June 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 – June 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period* (1/1/17 – 6/30/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,062.60	$5.32	1.04%
Class C	$1,000.00	$1,058.30	$9.14	1.79%
Class I	$1,000.00	$1,063.90	$4.04	0.79%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.21	1.04%
Class C	$1,000.00	$1,015.90	$8.95	1.79%
Class I	$1,000.00	$1,020.90	$3.96	0.79%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Dividend Builder Fund

June 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2017
Investment in Dividend Builder Portfolio, at value (identified cost, $857,122,888)	$954,938,734
Receivable for Fund shares sold	902,064
Total assets	$955,840,798

Liabilities
Payable for Fund shares redeemed	$1,926,140
Payable to affiliates:
Distribution and service fees	259,253
Trustees’ fees	125
Accrued expenses	194,364
Total liabilities	$2,379,882
Net Assets	$953,460,916

Sources of Net Assets
Paid-in capital	$805,189,825
Accumulated net realized gain from Portfolio	46,439,017
Accumulated undistributed net investment income	4,016,228
Net unrealized appreciation from Portfolio	97,815,846
Total	$953,460,916

Class A Shares
Net Assets	$653,208,868
Shares Outstanding	45,928,903
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.22
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$15.09

Class C Shares
Net Assets	$148,698,856
Shares Outstanding	10,407,040
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.29

Class I Shares
Net Assets	$151,553,192
Shares Outstanding	10,664,310
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.21

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2017
Dividends allocated from Portfolio (net of foreign taxes, $294,859)	$15,397,320
Securities lending income allocated from Portfolio, net	108,143
Expenses allocated from Portfolio	(3,301,638)
Total investment income from Portfolio	$12,203,825

Expenses
Distribution and service fees
Class A	$826,955
Class C	792,752
Trustees’ fees and expenses	250
Custodian fee	28,845
Transfer and dividend disbursing agent fees	350,585
Legal and accounting services	28,753
Printing and postage	35,907
Registration fees	25,375
Miscellaneous	7,982
Total expenses	$2,097,404

Net investment income	$10,106,421

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$36,911,963
Written options	(3,756,542)
Foreign currency transactions	(87,645)
Net realized gain	$33,067,776
Change in unrealized appreciation (depreciation) —
Investments	$16,302,264
Written options	(1,676,712)
Foreign currency	93,279
Net change in unrealized appreciation (depreciation)	$14,718,831

Net realized and unrealized gain	$47,786,607

Net increase in net assets from operations	$57,893,028

6	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
From operations —
Net investment income	$10,106,421	$19,187,500
Net realized gain from investment transactions, written options and foreign currency transactions	33,067,776	48,370,732
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	14,718,831	16,539,640
Net increase in net assets from operations	$57,893,028	$84,097,872
Distributions to shareholders —
From net investment income
Class A	$(6,348,767)	$(13,762,416)
Class C	(915,931)	(2,014,010)
Class I	(1,421,911)	(2,385,560)
From net realized gain
Class A	—	(26,297,186)
Class C	—	(6,214,210)
Class I	—	(4,158,941)
Total distributions to shareholders	$(8,686,609)	$(54,832,323)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$19,332,773	$39,291,532
Class C	3,687,901	14,564,408
Class I	51,757,118	32,481,418
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,480,291	35,095,746
Class C	797,049	7,042,824
Class I	1,191,822	5,375,099
Cost of shares redeemed
Class A	(91,452,941)	(121,207,612)
Class C	(27,162,931)	(29,437,260)
Class I	(21,612,133)	(35,313,548)
Net decrease in net assets from Fund share transactions	$(57,981,051)	$(52,107,393)

Net decrease in net assets	$(8,774,632)	$(22,841,844)

Net Assets
At beginning of period	$962,235,548	$985,077,392
At end of period	$953,460,916	$962,235,548

Accumulated undistributed net investment income included in net assets
At end of period	$4,016,228	$2,596,416

7	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2017

Financial Highlights

	Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$13.510		$13.110	$14.190	$13.430	$10.870	$9.800

Income (Loss) From Operations
Net investment income(1)	$0.153		$0.278	$0.238	$0.269	$0.158	$0.271
Net realized and unrealized gain	0.689		0.907	0.178	1.269	2.582	1.039

Total income from operations	$0.842		$1.185	$0.416	$1.538	$2.740	$1.310

Less Distributions
From net investment income	$(0.132)		$(0.264)	$(0.236)	$(0.195)	$(0.180)	$(0.240)
From net realized gain	—		(0.521)	(1.260)	(0.583)	—	—

Total distributions	$(0.132)		$(0.785)	$(1.496)	$(0.778)	$(0.180)	$(0.240)

Net asset value — End of period	$14.220		$13.510	$13.110	$14.190	$13.430	$10.870

Total Return(2)	6.26	%(3)	9.21%	2.91%	11.73%	25.40%	13.50%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$653,209		$685,372	$711,199	$758,216	$787,254	$771,307
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.04	%(6)	1.04%	1.04%	1.05%	1.06%	1.07%
Net investment income	2.21	%(6)	2.09%	1.67%	1.92%	1.30%	2.59%
Portfolio Turnover of the Portfolio	46	%(3)	97%	99%	93%	59%	63%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$13.580		$13.160	$14.250	$13.480	$10.910	$9.830

Income (Loss) From Operations
Net investment income(1)	$0.101		$0.179	$0.132	$0.163	$0.067	$0.193
Net realized and unrealized gain	0.689		0.926	0.167	1.278	2.592	1.047

Total income from operations	$0.790		$1.105	$0.299	$1.441	$2.659	$1.240

Less Distributions
From net investment income	$(0.080)		$(0.164)	$(0.129)	$(0.088)	$(0.089)	$(0.160)
From net realized gain	—		(0.521)	(1.260)	(0.583)	—	—

Total distributions	$(0.080)		$(0.685)	$(1.389)	$(0.671)	$(0.089)	$(0.160)

Net asset value — End of period	$14.290		$13.580	$13.160	$14.250	$13.480	$10.910

Total Return(2)	5.83	%(3)	8.51%	2.05%	10.90%	24.47%	12.70%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$148,699		$163,138	$165,915	$175,086	$175,875	$164,219
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.79	%(6)	1.79%	1.79%	1.80%	1.81%	1.82%
Net investment income	1.46	%(6)	1.34%	0.92%	1.16%	0.55%	1.83%
Portfolio Turnover of the Portfolio	46	%(3)	97%	99%	93%	59%	63%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$13.500		$13.100	$14.180	$13.430	$10.870	$9.790

Income (Loss) From Operations
Net investment income(1)	$0.170		$0.312	$0.274	$0.296	$0.189	$0.296
Net realized and unrealized gain	0.689		0.906	0.178	1.268	2.581	1.051

Total income from operations	$0.859		$1.218	$0.452	$1.564	$2.770	$1.347

Less Distributions
From net investment income	$(0.149)		$(0.297)	$(0.272)	$(0.231)	$(0.210)	$(0.267)
From net realized gain	—		(0.521)	(1.260)	(0.583)	—	—

Total distributions	$(0.149)		$(0.818)	$(1.532)	$(0.814)	$(0.210)	$(0.267)

Net asset value — End of period	$14.210		$13.500	$13.100	$14.180	$13.430	$10.870

Total Return(2)	6.39	%(3)	9.49%	3.10%	12.01%	25.72%	13.91%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$151,553		$113,726	$107,963	$103,942	$67,746	$66,792
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.79	%(6)	0.79%	0.79%	0.80%	0.81%	0.82%
Net investment income	2.45	%(6)	2.35%	1.92%	2.10%	1.55%	2.82%
Portfolio Turnover of the Portfolio	46	%(3)	97%	99%	93%	59%	63%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Dividend Builder Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Dividend Builder Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions

11

Eaton Vance

Dividend Builder Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2017, EVM earned $33,680 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $16,996 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2017. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2017 amounted to $826,955 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2017, the Fund paid or accrued to EVD $594,564 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2017 amounted to $198,188 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2017, the Fund was informed that EVD received approximately $2,000 of CDSCs paid by each of Class A and Class C shareholders.

6  Investment Transactions

For the six months ended June 30, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $164,514 and $70,612,016, respectively.

12

Eaton Vance

Dividend Builder Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	1,377,721	2,976,973
Issued to shareholders electing to receive payments of distributions in Fund shares	394,522	2,619,391
Redemptions	(6,555,631)	(9,150,217)

Net decrease	(4,783,388)	(3,553,853)

Class C	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	263,166	1,094,105
Issued to shareholders electing to receive payments of distributions in Fund shares	57,095	522,281
Redemptions	(1,929,024)	(2,205,535)

Net decrease	(1,608,763)	(589,149)

Class I	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	3,706,883	2,442,886
Issued to shareholders electing to receive payments of distributions in Fund shares	85,680	401,602
Redemptions	(1,549,632)	(2,667,037)

Net increase	2,242,931	177,451

13

Dividend Builder Portfolio

June 30, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value

Aerospace & Defense — 2.8%
CAE, Inc.	579,500	$9,991,996
Lockheed Martin Corp.	25,500	7,079,055
Textron, Inc.	214,500	10,102,950

		$27,174,001

Auto Components — 0.6%
Delphi Automotive PLC	65,000	$5,697,250

		$5,697,250

Automobiles — 0.5%
Ford Motor Co.	390,000	$4,364,100

		$4,364,100

Banks — 6.7%
First Hawaiian, Inc.	327,000	$10,012,740
JPMorgan Chase & Co.	258,000	23,581,200
People’s United Financial, Inc.(1)	510,000	9,006,600
Wells Fargo & Co.	387,000	21,443,670

		$64,044,210

Beverages — 0.5%
Diageo PLC	161,300	$4,766,696

		$4,766,696

Biotechnology — 4.7%
AbbVie, Inc.	73,600	$5,336,736
Alexion Pharmaceuticals, Inc.(2)	23,000	2,798,410
Biogen, Inc.(2)	18,200	4,938,752
Celgene Corp.(2)	53,940	7,005,188
Gilead Sciences, Inc.	271,500	19,216,770
Incyte Corp.(2)	22,000	2,770,020
Vertex Pharmaceuticals, Inc.(2)	21,000	2,706,270

		$44,772,146

Capital Markets — 2.9%
Blackstone Group LP (The)	316,000	$10,538,600
Invesco, Ltd.	321,000	11,295,990
Lazard, Ltd., Class A	118,000	5,466,940

		$27,301,530

Chemicals — 1.9%
Dow Chemical Co. (The)	123,000	$7,757,610
LyondellBasell Industries NV, Class A	120,639	10,180,725

		$17,938,335

Security	Shares	Value

Commercial Services & Supplies — 1.5%
Brambles, Ltd.(1)	1,263,000	$9,444,193
Deluxe Corp.	67,000	4,637,740

		$14,081,933

Communications Equipment — 1.7%
Cisco Systems, Inc.	510,000	$15,963,000

		$15,963,000

Containers & Packaging — 1.1%
International Paper Co.(1)	188,553	$10,673,985

		$10,673,985

Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.(2)	71,000	$5,481,910

		$5,481,910

Diversified Telecommunication Services — 2.8%
Verizon Communications, Inc.	607,580	$27,134,523

		$27,134,523

Electric Utilities — 2.1%
Pinnacle West Capital Corp.	104,835	$8,927,749
Southern Co. (The)	235,000	11,251,800

		$20,179,549

Electronic Equipment, Instruments & Components — 1.0%
Avnet, Inc.	250,800	$9,751,104

		$9,751,104

Energy Equipment & Services — 0.9%
Schlumberger, Ltd.	132,000	$8,690,880

		$8,690,880

Equity Real Estate Investment Trusts (REITs) — 3.4%
DDR Corp.	801,000	$7,265,070
Equity Residential	154,000	10,137,820
Extra Space Storage, Inc.	128,000	9,984,000
National Retail Properties, Inc.	135,800	5,309,780

		$32,696,670

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	60,000	$9,595,800
CVS Health Corp.	46,900	3,773,574

		$13,369,374

14	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Food Products — 2.6%
B&G Foods, Inc.(1)	249,000	$8,864,400
Pinnacle Foods, Inc.	272,400	16,180,560

		$25,044,960

Health Care Equipment & Supplies — 2.2%
Boston Scientific Corp.(2)	290,000	$8,038,800
Zimmer Biomet Holdings, Inc.	104,000	13,353,600

		$21,392,400

Health Care Providers & Services — 2.6%
Aetna, Inc.	118,000	$17,915,940
McKesson Corp.	43,500	7,157,490

		$25,073,430

Hotels, Restaurants & Leisure — 0.6%
Las Vegas Sands Corp.	82,000	$5,238,980

		$5,238,980

Independent Power and Renewable Electricity Producers — 1.1%
NextEra Energy Partners LP	282,000	$10,431,180

		$10,431,180

Industrial Conglomerates — 2.1%
General Electric Co.	741,600	$20,030,616

		$20,030,616

Insurance — 4.9%
American Financial Group, Inc.	103,300	$10,264,921
Chubb, Ltd.	141,500	20,571,270
First American Financial Corp.(1)	364,000	16,267,160

		$47,103,351

Internet & Direct Marketing Retail — 1.8%
Amazon.com, Inc.(2)	18,100	$17,520,800

		$17,520,800

Internet Software & Services — 4.5%
Alphabet, Inc., Class C(2)	27,914	$25,366,289
Facebook, Inc., Class A(2)	114,000	17,211,720

		$42,578,009

Security	Shares	Value

IT Services — 2.6%
Amdocs, Ltd.	148,800	$9,591,648
International Business Machines Corp.	39,772	6,118,127
Leidos Holdings, Inc.	176,000	9,097,440

		$24,807,215

Leisure Products — 1.1%
Mattel, Inc.(1)	479,300	$10,319,329

		$10,319,329

Media — 4.5%
Interpublic Group of Cos., Inc.	627,000	$15,424,200
Time Warner, Inc.	203,919	20,475,507
Walt Disney Co. (The)	67,100	7,129,375

		$43,029,082

Metals & Mining — 0.3%
Rio Tinto PLC ADR(1)	71,000	$3,004,010

		$3,004,010

Oil, Gas & Consumable Fuels — 5.4%
Chevron Corp.	157,000	$16,379,810
ConocoPhillips	188,000	8,264,480
Occidental Petroleum Corp.	105,400	6,310,298
Phillips 66	139,300	11,518,717
Royal Dutch Shell PLC, Class B	345,300	9,270,060

		$51,743,365

Personal Products — 1.0%
Unilever PLC	174,100	$9,421,920

		$9,421,920

Pharmaceuticals — 5.1%
Eli Lilly & Co.	57,800	$4,756,940
Johnson & Johnson	144,400	19,102,676
Pfizer, Inc.	738,000	24,789,420

		$48,649,036

Professional Services — 0.5%
Dun & Bradstreet Corp. (The)	47,600	$5,147,940

		$5,147,940

Road & Rail — 1.2%
Kansas City Southern	110,000	$11,511,500

		$11,511,500

15	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 3.9%
Broadcom, Ltd.	26,392	$6,150,655
Intel Corp.	481,900	16,259,306
QUALCOMM, Inc.	84,000	4,638,480
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	135,000	4,719,600
Texas Instruments, Inc.	69,000	5,308,170

		$37,076,211

Software — 3.6%
Adobe Systems, Inc.(2)	22,900	$3,238,976
Microsoft Corp.	356,800	24,594,224
Oracle Corp.	137,838	6,911,197

		$34,744,397

Specialty Retail — 1.2%
Home Depot, Inc. (The)	74,400	$11,412,960

		$11,412,960

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	269,900	$38,870,998

		$38,870,998

Textiles, Apparel & Luxury Goods — 1.1%
VF Corp.(1)	176,000	$10,137,600

		$10,137,600

Tobacco — 3.3%
Altria Group, Inc.	191,790	$14,282,601
Philip Morris International, Inc.	149,535	17,562,886

		$31,845,487

Wireless Telecommunication Services — 1.0%
Vodafone Group PLC ADR(1)	329,000	$9,452,170

		$9,452,170

Total Common Stocks (identified cost $851,394,980)		$949,668,142

Short-Term Investments — 1.0%

Description	Units/Shares	Value

Eaton Vance Cash Reserves Fund, LLC, 1.20%(3)	8,125	$8,127
State Street Navigator Securities Lending Government Money Market Portfolio(4)	9,076,527	9,076,527

Total Short-Term Investments (identified cost $9,084,654)		$9,084,654

Total Investments — 100.4% (identified cost $860,479,634)		$958,752,796

Other Assets, Less Liabilities — (0.4)%		$(3,813,997)

Net Assets — 100.0%		$954,938,799

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at June 30, 2017.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2017.

(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	–	American Depositary Receipt

16	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2017
Unaffiliated investments, at value including $52,708,442 of securities on loan (identified cost, $860,471,507)	$958,744,669
Affiliated investment, at value (identified cost, $8,127)	8,127
Foreign currency, at value (identified cost, $22,231)	22,292
Dividends receivable	1,716,605
Dividends receivable from affiliated investment	1,021
Receivable for investments sold	3,815,989
Securities lending income receivable	6,589
Tax reclaims receivable	1,925,808
Total assets	$966,241,100

Liabilities
Demand note payable	$1,600,000
Collateral for securities loaned	9,076,527
Payable to affiliates:
Investment adviser fee	504,115
Trustees’ fees	14,475
Accrued expenses	107,184
Total liabilities	$11,302,301
Net Assets applicable to investors’ interest in Portfolio	$954,938,799

Sources of Net Assets
Investors’ capital	$856,601,934
Net unrealized appreciation	98,336,865
Total	$954,938,799

17	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2017
Dividends (net of foreign taxes, $294,859)	$15,391,834
Dividends from affiliated investment	5,486
Securities lending income, net	108,143
Total investment income	$15,505,463

Expenses
Investment adviser fee	$3,050,563
Trustees’ fees and expenses	30,625
Custodian fee	117,302
Legal and accounting services	37,247
Miscellaneous	65,901
Total expenses	$3,301,638

Net investment income	$12,203,825

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$36,911,420
Investment transactions — affiliated investment	548
Written options	(3,756,543)
Foreign currency transactions	(87,645)
Net realized gain	$33,067,780
Change in unrealized appreciation (depreciation) —
Investments	$16,302,206
Investments — affiliated investment	58
Written options	(1,676,712)
Foreign currency	93,279
Net change in unrealized appreciation (depreciation)	$14,718,831

Net realized and unrealized gain	$47,786,611

Net increase in net assets from operations	$59,990,436

18	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
From operations —
Net investment income	$12,203,825	$23,578,596
Net realized gain from investment transactions, written options and foreign currency transactions	33,067,780	48,370,733
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	14,718,831	16,539,640
Net increase in net assets from operations	$59,990,436	$88,488,969
Capital transactions —
Contributions	$164,514	$9,431,750
Withdrawals	(70,612,016)	(121,235,079)
Net decrease in net assets from capital transactions	$(70,447,502)	$(111,803,329)

Net decrease in net assets	$(10,457,066)	$(23,314,360)

Net Assets
At beginning of period	$965,395,865	$988,710,225
At end of period	$954,938,799	$965,395,865

19	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2017

Financial Highlights

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.69	%(2)	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	2.55	%(2)	2.45%	2.02%	2.28%	1.67%	2.97%
Portfolio Turnover	46	%(3)	97%	99%	93%	59%	63%

Total Return	6.44	%(3)	9.60%	3.28%	12.13%	25.87%	13.93%

Net assets, end of period (000’s omitted)	$954,939		$965,396	$988,710	$1,038,631	$1,082,543	$1,060,224

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

20	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Dividend Builder Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2017, Eaton Vance Dividend Builder Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. These filings are subject to various administrative and judicial proceedings within these countries.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order

21

Dividend Builder Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

I  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, 0.600%

22

Dividend Builder Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

from $1 billion up to $1.5 billion, 0.550% from $1.5 billion up to $2 billion, 0.500% from $2 billion up to $3 billion and at reduced rates on daily net assets of $3 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2017, the Portfolio’s investment adviser fee amounted to $3,050,563 or 0.64% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $439,143,514 and $500,664,219, respectively, for the six months ended June 30, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$860,778,125

Gross unrealized appreciation	$126,494,808
Gross unrealized depreciation	(28,520,137)

Net unrealized appreciation	$97,974,671

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2017, there were no obligations outstanding under these financial instruments.

Written options activity for the six months ended June 30, 2017 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	13,256	$3,452,808
Options written	10,458	4,831,828
Options terminated in closing purchase transactions	(21,433)	(7,014,673)
Options exercised	(1,326)	(329,727)
Options expired	(955)	(940,236)

Outstanding, end of period	—	$—

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the six months ended June 30, 2017, the Portfolio entered into written and puchased option transactions on individual securities to seek return and to seek to hedge against fluctuations in security prices.

23

Dividend Builder Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Purchased options	$1,750,170	$(627,491)
Written options	(3,756,543)	(1,676,712)

Total	$(2,006,373)	$(2,304,203)

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Written options, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Written options, respectively.

The average number of purchased options contracts outstanding during the six months ended June 30, 2017, which is indicative of the volume of this derivative type, was 700 contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. At June 30, 2017, the Portfolio had a balance outstanding pursuant to this line of credit of $1,600,000 at an interest rate of 2.16%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at June 30, 2017. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 9) at June 30, 2017. The Portfolio’s average borrowings or allocated fees during the six months ended June 30, 2017 were not significant.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Securities Lending Agreement

The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

24

Dividend Builder Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.

At June 30, 2017, the value of the securities loaned (all common stock) and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $52,708,442 and $53,719,415, respectively. Collateral received included cash of $9,076,527 and non-cash U.S. Government securities of $44,642,888. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time. The carrying amount of the liability for collateral for securities loaned at June 30, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at June 30, 2017.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$113,202,011	$—		$—	$113,202,011
Consumer Staples	70,259,821	14,188,616		—	84,448,437
Energy	51,164,185	9,270,060		—	60,434,245
Financials	138,449,091	—		—	138,449,091
Health Care	139,887,012	—		—	139,887,012
Industrials	68,501,797	9,444,193		—	77,945,990
Information Technology	203,790,934	—		—	203,790,934
Materials	31,616,330	—		—	31,616,330
Real Estate	32,696,670	—		—	32,696,670
Telecommunication Services	36,586,693	—		—	36,586,693
Utilities	30,610,729	—		—	30,610,729

Total Common Stocks	$916,765,273	$32,902,869	*	$—	$949,668,142

Short-Term Investments	$9,076,527	$8,127		$—	$9,084,654

Total Investments	$925,841,800	$32,910,996		$—	$958,752,796

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

25

Eaton Vance

Dividend Builder Fund

June 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

26

Eaton Vance

Dividend Builder Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Dividend Builder Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Dividend Builder Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

27

Eaton Vance

Dividend Builder Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

28

Eaton Vance

Dividend Builder Fund

June 30, 2017

Officers and Trustees

Officers of Eaton Vance Dividend Builder Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Dividend Builder Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Dividend Builder Fund and Dividend Builder Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

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This Page Intentionally Left Blank

Investment Adviser of Dividend Builder Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Dividend Builder Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7697     6.30.17

Eaton Vance

Greater India Fund

Semiannual Report

June 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2017

Eaton Vance

Greater India Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	28

Officers and Trustees	32

Important Notices	33

Eaton Vance

Greater India Fund

June 30, 2017

Performance1,2

Portfolio Manager Hiren Dasani, CFA, of Goldman Sachs Asset Management International (GSAMI)

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/02/1994	05/02/1994	26.24%	21.11%	12.68%	2.96%
Class A with 5.75% Maximum Sales Charge	—	—	19.00	14.16	11.35	2.35
Class B at NAV	05/02/1994	05/02/1994	25.81	20.29	11.90	2.31
Class B with 5% Maximum Sales Charge	—	—	20.81	15.29	11.65	2.31
Class C at NAV	07/07/2006	05/02/1994	25.80	20.27	11.89	2.31
Class C with 1% Maximum Sales Charge	—	—	24.80	19.27	11.89	2.31
Class I at NAV	10/01/2009	05/02/1994	26.41	21.46	13.02	3.21
MSCI India Index	—	—	20.53%	17.47%	9.03%	3.06%
S&P Bombay Stock Exchange 100 Index	—	—	24.32	23.64	11.62	4.91

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.72%	2.42%	2.42%	1.42%

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Maruti Suzuki India, Ltd.	6.3%

Infosys, Ltd.	4.4

ITC, Ltd.	4.3

HDFC Bank, Ltd.	4.1

Housing Development Finance Corp., Ltd.	3.9

Idea Cellular, Ltd.	3.5

Cognizant Technology Solutions Corp., Class A	3.2

IndusInd Bank, Ltd.	3.0

Eicher Motors, Ltd.	3.0

Crompton Greaves Consumer Electricals, Ltd.	2.9

Total	38.6%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Greater India Fund

June 30, 2017

Endnotes and Additional Disclosures

[1]

MSCI India Index is an unmanaged index of common stocks traded in the India market. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P Bombay Stock Exchange 100 Index is an unmanaged index of 100 common stocks traded in the India market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective September 15, 2016, the Fund changed its primary benchmark to the MSCI India Index because the investment adviser believes it is more closely aligned with the Fund’s investment strategies.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

   Important Notice to Shareholders

Effective on or about May 8, 2017, the Fund is managed by Hiren Dasani, Executive Director and co-head of Emerging Markets Equity at Goldman Sachs Asset Management International (“GSAMI”).

3

Eaton Vance

Greater India Fund

June 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 – June 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period* (1/1/17 – 6/30/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,262.40	$9.76	1.74%
Class B	$1,000.00	$1,258.10	$13.72	2.45%
Class C	$1,000.00	$1,258.00	$13.66	2.44%
Class I	$1,000.00	$1,264.10	$8.08	1.44%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.20	$8.70	1.74%
Class B	$1,000.00	$1,012.60	$12.23	2.45%
Class C	$1,000.00	$1,012.70	$12.18	2.44%
Class I	$1,000.00	$1,017.70	$7.20	1.44%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Greater India Fund

June 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2017
Investment in Greater India Portfolio, at value (identified cost, $198,510,432)	$251,209,647
Receivable for Fund shares sold	244,056
Total assets	$251,453,703

Liabilities
Payable for Fund shares redeemed	$423,445
Payable to affiliates:
Administration fee	31,100
Distribution and service fees	68,126
Trustees’ fees	125
Accrued expenses	71,750
Total liabilities	$594,546
Net Assets	$250,859,157

Sources of Net Assets
Paid-in capital	$242,291,414
Accumulated net realized loss from Portfolio	(45,545,336)
Accumulated undistributed net investment income	1,413,864
Net unrealized appreciation from Portfolio	52,699,215
Total	$250,859,157

Class A Shares
Net Assets	$174,640,348
Shares Outstanding	5,259,940
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$33.20
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$35.23

Class B Shares
Net Assets	$2,732,687
Shares Outstanding	94,078
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$29.05

Class C Shares
Net Assets	$27,146,948
Shares Outstanding	937,319
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$28.96

Class I Shares
Net Assets	$46,339,174
Shares Outstanding	1,369,190
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$33.84

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2017
Dividends allocated from Portfolio	$1,998,934
Interest allocated from Portfolio	1,695
Expenses allocated from Portfolio	(1,131,869)
Total investment income from Portfolio	$868,760

Expenses
Administration fee	$174,000
Distribution and service fees
Class A	249,750
Class B	15,380
Class C	126,692
Trustees’ fees and expenses	250
Custodian fee	10,271
Transfer and dividend disbursing agent fees	140,502
Legal and accounting services	13,636
Printing and postage	170,901
Registration fees	29,134
Miscellaneous	7,349
Total expenses	$937,865

Net investment loss	$(69,105)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(272,783)
Financial futures contracts	284,558
Foreign currency transactions	(49,360)
Net realized loss	$(37,585)
Change in unrealized appreciation (depreciation) —
Investments	$52,676,647
Financial futures contracts	992
Foreign currency	(6,686)
Net change in unrealized appreciation (depreciation)	$52,670,953

Net realized and unrealized gain	$52,633,368

Net increase in net assets from operations	$52,564,263

6	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
From operations —
Net investment loss	$(69,105)	$(1,822,695)
Net realized gain (loss) from investment transactions, financial futures contracts and foreign currency transactions	(37,585)	56,850,843
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and foreign currency	52,670,953	(48,725,952)
Net increase in net assets from operations	$52,564,263	$6,302,196
Distributions to shareholders —
From net investment income
Class A	$—	$(844,287)
Class I	—	(236,344)
Total distributions to shareholders	$—	$(1,080,631)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$10,529,940	$8,348,831
Class B	11,147	7,250
Class C	2,839,708	1,214,806
Class I	19,077,464	16,772,739
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	764,709
Class I	—	135,210
Cost of shares redeemed
Class A	(24,602,754)	(38,190,546)
Class B	(335,313)	(995,558)
Class C	(3,701,812)	(7,757,206)
Class I	(7,793,824)	(20,841,836)
Net asset value of shares exchanged
Class A	788,859	2,916,288
Class B	(788,859)	(2,916,288)
Net decrease in net assets from Fund share transactions	$(3,975,444)	$(40,541,601)

Net increase (decrease) in net assets	$48,588,819	$(35,320,036)

Net Assets
At beginning of period	$202,270,338	$237,590,374
At end of period	$250,859,157	$202,270,338

Accumulated undistributed net investment income included in net assets
At end of period	$1,413,864	$1,482,969

7	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2017

Financial Highlights

	Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015		2014		2013		2012
Net asset value — Beginning of period	$26.300		$25.770		$27.310		$19.980		$22.210		$17.240

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.006)		$(0.200)		$(0.245)		$(0.116)		$0.002		$(0.064)
Net realized and unrealized gain (loss)	6.906		0.878		(1.090)		7.956		(2.232)		5.034

Total income (loss) from operations	$6.900		$0.678		$(1.335)		$7.840		$(2.230)		$4.970

Less Distributions
From net investment income	$—		$(0.148)		$(0.205)		$(0.510)		$—		$—

Total distributions	$—		$(0.148)		$(0.205)		$(0.510)		$—		$—

Net asset value — End of period	$33.200		$26.300		$25.770		$27.310		$19.980		$22.210

Total Return(2)	26.24	%(3)	2.64	%(4)	(4.96	)%(4)	39.28	%(4)	(10.04	)%(4)	28.83	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$174,640		$149,950		$172,386		$195,146		$154,207		$233,906
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.74	%(7)	1.88	%(4)	1.88	%(4)	1.88	%(4)	1.88	%(4)	1.88	%(4)
Net investment income (loss)	(0.04	)% (7)	(0.75)%		(0.88)%		(0.48)%		0.01%		(0.32)%
Portfolio Turnover of the Portfolio	15	%(3)	91%		30%		22%		42%		65%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02%, 0.02%, 0.04%, 0.14% and 0.16% of average daily net assets for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2017

Financial Highlights — continued

	Class B
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015		2014		2013		2012
Net asset value — Beginning of period	$23.090		$22.650		$24.190		$17.680		$19.790		$15.470

Income (Loss) From Operations
Net investment loss(1)	$(0.102)		$(0.334)		$(0.401)		$(0.261)		$(0.123)		$(0.184)
Net realized and unrealized gain (loss)	6.062		0.774		(0.938)		7.024		(1.987)		4.504

Total income (loss) from operations	$5.960		$0.440		$(1.339)		$6.763		$(2.110)		$4.320

Less Distributions
From net investment income	$—		$—		$(0.201)		$(0.253)		$—		$—

Total distributions	$—		$—		$(0.201)		$(0.253)		$—		$—

Net asset value — End of period	$29.050		$23.090		$22.650		$24.190		$17.680		$19.790

Total Return(2)	25.81	%(3)	1.94	%(4)	(5.62	)%(4)	38.27	%(4)	(10.66	)%(4)	27.92	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,733		$3,120		$6,970		$16,502		$31,336		$57,303
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	2.45	%(7)	2.58	%(4)	2.58	%(4)	2.58	%(4)	2.58	%(4)	2.58	%(4)
Net investment loss	(0.77	)%(7)	(1.45)%		(1.62)%		(1.27)%		(0.68)%		(1.03)%
Portfolio Turnover of the Portfolio	15	%(3)	91%		30%		22%		42%		65%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02%, 0.02%, 0.04%, 0.14% and 0.16% of average daily net assets for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015		2014		2013		2012
Net asset value — Beginning of period	$23.020		$22.580		$24.120		$17.720		$19.840		$15.500

Income (Loss) From Operations
Net investment loss(1)	$(0.097)		$(0.336)		$(0.383)		$(0.256)		$(0.122)		$(0.182)
Net realized and unrealized gain (loss)	6.037		0.776		(0.954)		7.029		(1.998)		4.522

Total income (loss) from operations	$5.940		$0.440		$(1.337)		$6.773		$(2.120)		$4.340

Less Distributions
From net investment income	$—		$—		$(0.203)		$(0.373)		$—		$—

Total distributions	$—		$—		$(0.203)		$(0.373)		$—		$—

Net asset value — End of period	$28.960		$23.020		$22.580		$24.120		$17.720		$19.840

Total Return(2)	25.80	%(3)	1.95	%(4)	(5.63	)%(4)	38.25	%(4)	(10.69	)%(4)	28.00	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,147		$22,335		$28,276		$31,918		$24,749		$40,193
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	2.44	%(7)	2.58	%(4)	2.58	%(4)	2.58	%(4)	2.58	%(4)	2.58	%(4)
Net investment loss	(0.73	)%(7)	(1.44)%		(1.56)%		(1.19)%		(0.68)%		(1.01)%
Portfolio Turnover of the Portfolio	15	%(3)	91%		30%		22%		42%		65%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02%, 0.02%, 0.04%, 0.14% and 0.16% of average daily net assets for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015		2014		2013		2012
Net asset value — Beginning of period	$26.770		$26.230		$27.710		$20.260		$22.460		$17.380

Income (Loss) From Operations
Net investment income (loss)(1)	$0.058		$(0.126)		$(0.166)		$(0.044)		$0.057		$(0.015)
Net realized and unrealized gain (loss)	7.012		0.900		(1.108)		8.078		(2.257)		5.095

Total income (loss) from operations	$7.070		$0.774		$(1.274)		$8.034		$(2.200)		$5.080

Less Distributions
From net investment income	$—		$(0.234)		$(0.206)		$(0.584)		$—		$—

Total distributions	$—		$(0.234)		$(0.206)		$(0.584)		$—		$—

Net asset value — End of period	$33.840		$26.770		$26.230		$27.710		$20.260		$22.460

Total Return(2)	26.41	%(3)	2.97	%(4)	(4.70	)%(4)	39.74	%(4)	(9.83	)%(4)	29.29	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$46,339		$26,866		$29,959		$35,388		$18,909		$28,616
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.44	%(7)	1.58	%(4)	1.58	%(4)	1.58	%(4)	1.58	%(4)	1.58	%(4)
Net investment income (loss)	0.37	%(7)	(0.46)%		(0.59)%		(0.18)%		0.28%		(0.07)%
Portfolio Turnover of the Portfolio	15	%(3)	91%		30%		22%		42%		65%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02%, 0.02%, 0.04%, 0.14% and 0.16% of average daily net assets for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Greater India Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater India Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of June 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Eaton Vance

Greater India Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2016, the Fund, for federal income tax purposes, had capital loss carryforwards of $44,461,615 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on December 31, 2017 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

Additionally, at December 31, 2016, the Fund had a net capital loss of $1,965,719 attributable to security transactions incurred after October 31, 2016 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2017.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets that are not invested in other investment companies for which BMR or its affiliates serve as investment adviser and receive an advisory fee (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. Pursuant to a sub-advisory agreement, BMR pays Goldman Sachs Asset Management International a portion of its investment adviser fee for sub-advisory services provided to the Fund. For the six months ended June 30, 2017, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged BMR to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM as compensation for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2017, the administration fee amounted to $174,000.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2017, EVM earned $11,025 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $9,395 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2017. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee and administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2017 amounted to $249,750 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2017, the Fund paid or accrued to EVD $11,535 and $95,019 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2017 amounted to $3,845 and $31,673 for Class B and Class C shares, respectively.

13

Eaton Vance

Greater India Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended June 30, 2017, the Fund was informed that EVD received approximately $300 and $1,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended June 30, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $7,648,505 and $13,603,001, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	343,500	305,168
Issued to shareholders electing to receive payments of distributions in Fund shares	—	29,709
Redemptions	(809,682)	(1,437,764)
Exchange from Class B shares	25,265	113,772

Net decrease	(440,917)	(989,115)

Class B	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	459	349
Redemptions	(12,661)	(43,178)
Exchange to Class A shares	(28,836)	(129,751)

Net decrease	(41,038)	(172,580)

Class C	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	104,845	51,408
Redemptions	(137,591)	(333,352)

Net decrease	(32,746)	(281,944)

14

Eaton Vance

Greater India Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	615,138	618,531
Issued to shareholders electing to receive payments of distributions in Fund shares	—	5,160
Redemptions	(249,427)	(762,288)

Net increase (decrease)	365,711	(138,597)

15

Greater India Portfolio

June 30, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 96.8%

Security	Shares	Value

India — 93.6%

Auto Components — 1.3%
MRF, Ltd.	3,154	$3,339,494

		$3,339,494

Automobiles — 7.1%
Bajaj Auto, Ltd.	49,086	$2,118,577
Maruti Suzuki India, Ltd.	141,206	15,719,869

		$17,838,446

Banks — 13.9%
Federal Bank, Ltd.	692,039	$1,207,078
HDFC Bank, Ltd.	403,603	10,327,334
ICICI Bank, Ltd.	1,449,927	6,523,676
IndusInd Bank, Ltd.	332,966	7,628,798
RBL Bank, Ltd.(1)(2)	309,230	2,430,510
Yes Bank, Ltd.	300,483	6,808,859

		$34,926,255

Beverages — 0.7%
United Breweries, Ltd.	139,855	$1,695,636

		$1,695,636

Building Products — 0.7%
Kajaria Ceramics, Ltd.	165,378	$1,692,865

		$1,692,865

Capital Markets — 1.6%
Credit Analysis & Research, Ltd.	163,539	$4,043,942

		$4,043,942

Chemicals — 4.1%
Bayer CropScience, Ltd./India	32,679	$2,344,514
Castrol India, Ltd.	285,075	1,782,792
UPL, Ltd.	469,941	6,127,434

		$10,254,740

Construction & Engineering — 1.3%
Voltas, Ltd.	458,638	$3,247,557

		$3,247,557

Security	Shares	Value

Construction Materials — 5.8%
Ambuja Cements, Ltd.	745,692	$2,836,699
Century Textiles & Industries, Ltd.	181,003	3,081,759
Dalmia Bharat, Ltd.(2)	78,403	3,007,343
Grasim Industries, Ltd. GDR(3)	291,800	5,613,641

		$14,539,442

Consumer Finance — 6.5%
Bajaj Finance, Ltd.	285,730	$6,065,553
Bharat Financial Inclusion, Ltd.(2)	166,217	1,850,641
Mahindra & Mahindra Financial Services, Ltd.	517,379	2,776,073
Muthoot Finance, Ltd.	802,705	5,665,130

		$16,357,397

Diversified Financial Services — 1.5%
Bajaj Holdings & Investment, Ltd.	110,719	$3,665,475

		$3,665,475

Food Products — 1.4%
Britannia Industries, Ltd.	60,017	$3,429,775

		$3,429,775

Hotels, Restaurants & Leisure — 0.5%
Indian Hotels Co., Ltd. (The)	661,871	$1,370,993

		$1,370,993

Household Durables — 3.9%
Crompton Greaves Consumer Electricals, Ltd.(2)	2,028,778	$7,183,723
Whirlpool of India, Ltd.(2)	145,630	2,555,208

		$9,738,931

Household Products — 1.5%
Hindustan Unilever, Ltd.	231,594	$3,868,327

		$3,868,327

Industrial Conglomerates — 1.3%
Siemens, Ltd.	155,154	$3,200,286

		$3,200,286

Internet Software & Services — 1.4%
Info Edge India, Ltd.	220,829	$3,554,853

		$3,554,853

16	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

IT Services — 6.4%
HCL Technologies, Ltd.	377,108	$4,966,755
Infosys, Ltd.	766,484	11,081,027

		$16,047,782

Machinery — 4.8%
AIA Engineering, Ltd.	85,422	$1,841,643
Eicher Motors, Ltd.(2)	17,820	7,440,600
Thermax, Ltd.	186,957	2,689,466

		$11,971,709

Media — 0.8%
Sun TV Network, Ltd.	164,934	$2,084,140

		$2,084,140

Metals & Mining — 2.7%
Hindalco Industries, Ltd.	1,221,302	$3,604,139
Hindustan Zinc, Ltd.	799,666	3,241,797

		$6,845,936

Oil, Gas & Consumable Fuels — 2.2%
Indian Oil Corp., Ltd.	912,334	$5,416,280

		$5,416,280

Personal Products — 4.2%
Colgate-Palmolive (India), Ltd.	220,758	$3,772,963
Emami, Ltd.	206,931	3,438,546
Procter & Gamble Hygiene & Health Care, Ltd.	27,742	3,434,141

		$10,645,650

Pharmaceuticals — 4.7%
Abbott India, Ltd.	34,916	$2,318,597
Cadila Healthcare, Ltd.	258,021	2,092,584
Cipla, Ltd.	535,500	4,619,802
Eris Lifesciences, Ltd.(1)(2)	284,452	2,653,638

		$11,684,621

Real Estate Management & Development — 0.5%
Prestige Estates Projects, Ltd.(2)	325,464	$1,273,184

		$1,273,184

Road & Rail — 1.1%
Container Corp. of India, Ltd.	154,547	$2,740,162

		$2,740,162

Security	Shares	Value

Thrifts & Mortgage Finance — 3.9%
Housing Development Finance Corp., Ltd.	396,352	$9,879,802

		$9,879,802

Tobacco — 4.3%
ITC, Ltd.	2,185,783	$10,912,274

		$10,912,274

Wireless Telecommunication Services — 3.5%
Idea Cellular, Ltd.	6,728,649	$8,873,176

		$8,873,176

Total India (identified cost $183,966,892)		$235,139,130

United States — 3.2%

IT Services — 3.2%
Cognizant Technology Solutions Corp., Class A	121,937	$8,096,617

		$8,096,617

Total United States (identified cost $6,629,544)		$8,096,617

Total Common Stocks (identified cost $190,596,436)		$243,235,747

Short-Term Investments — 0.4%

Description	Principal Amount (000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.09%, 7/3/17	$967	$966,761

Total Short-Term Investments (identified cost $966,761)		$966,761

Total Investments — 97.2% (identified cost $191,563,197)		$244,202,508

Other Assets, Less Liabilities — 2.8%		$7,008,864

Net Assets — 100.0%		$251,211,372

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

17	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2017, the aggregate value of these securities is $5,084,148 or 2.0% of the Portfolio’s net assets.

(2)	Non-income producing security.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2017, the aggregate value of these securities is $5,613,641 or 2.2% of the Portfolio’s net assets.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Equity Futures
SGX CNX Nifty Index	342	Long	Jul-17	$6,509,662	$6,510,654	$992

						$992

SGX CNX Nifty Index:  Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

Abbreviations:

GDR	–	Global Depositary Receipt

18	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2017
Investments, at value (identified cost, $191,563,197)	$244,202,508
Restricted cash*	263,340
Foreign currency, at value (identified cost, $5,934,308)	5,927,200
Dividends and interest receivable	367,017
Receivable for investments sold	1,284,997
Receivable for foreign taxes	45,552
Total assets	$252,090,614

Liabilities
Payable for investments purchased	$598,048
Payable for variation margin on open financial futures contracts	6,941
Payable to affiliates:
Investment adviser fee	176,363
Trustees’ fees	3,150
Accrued expenses	94,740
Total liabilities	$879,242
Net Assets applicable to investors’ interest in Portfolio	$251,211,372

Sources of Net Assets
Investors’ capital	$198,577,459
Net unrealized appreciation	52,633,913
Total	$251,211,372

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

19	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2017
Dividends	$1,998,948
Interest	1,695
Total investment income	$2,000,643

Expenses
Investment adviser fee	$986,447
Trustees’ fees and expenses	6,296
Custodian fee	97,329
Legal and accounting services	33,948
Miscellaneous	7,856
Total expenses	$1,131,876

Net investment income	$868,767

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(272,784)
Financial futures contracts	284,560
Foreign currency transactions	(49,360)
Net realized loss	$(37,584)
Change in unrealized appreciation (depreciation) —
Investments	$52,677,004
Financial futures contracts	992
Foreign currency	(6,686)
Net change in unrealized appreciation (depreciation)	$52,671,310

Net realized and unrealized gain	$52,633,726

Net increase in net assets from operations	$53,502,493

20	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
From operations —
Net investment income (loss)	$868,767	$(139,680)
Net realized gain (loss) from investment transactions, financial futures contracts and foreign currency transactions	(37,584)	56,851,192
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and foreign currency	52,671,310	(48,726,256)
Net increase in net assets from operations	$53,502,493	$7,985,256
Capital transactions —
Contributions	$7,648,505	$7,069,673
Withdrawals	(13,603,001)	(49,559,052)
Net decrease in net assets from capital transactions	$(5,954,496)	$(42,489,379)

Net increase (decrease) in net assets	$47,547,997	$(34,504,123)

Net Assets
At beginning of period	$203,663,375	$238,167,498
At end of period	$251,211,372	$203,663,375

21	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2017

Financial Highlights

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.97	%(2)	1.19%	1.23%	1.22%	1.31%	1.33%
Net investment income (loss)	0.75	%(2)	(0.06)%	(0.23)%	0.17%	0.58%	0.22%
Portfolio Turnover	15	%(3)	91%	30%	22%	42%	65%

Total Return	26.70	%(3)	3.35%	(4.33)%	40.17%	(9.52)%	29.53%

Net assets, end of period (000’s omitted)	$251,211		$203,663	$238,167	$280,593	$231,169	$361,498

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

22	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Greater India Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2017, Eaton Vance Greater India Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

23

Greater India Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, the holding period of such securities, the related tax rates, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments. As of March 31, 2017, the Portfolio, for tax reporting in India, had accumulated losses of INR 625,296,108 (having a value of approximately $9,674,000 at June 30, 2017) that can be carried forward to offset future realized gains from the sale of certain Indian securities that would otherwise be subject to Indian capital gains taxes. These accumulated losses expire on March 31, 2020 (INR 535,151,798) and March 31, 2022 (INR 90,144,310).

As of June 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing. The Portfolio also files a tax return in India annually as of March 31st. Such tax returns are subject to examination by the Indian tax authorities for open years as determined by the statute of limitations, which is generally a period of up to 7 years after a tax return is filed.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.85% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of

24

Greater India Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2017, the investment adviser fee amounted to $986,447 or 0.85% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Goldman Sachs Asset Management International a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $33,817,119 and $46,776,642, respectively, for the six months ended June 30, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$193,449,383

Gross unrealized appreciation	$55,110,998
Gross unrealized depreciation	(4,357,873)

Net unrealized appreciation	$50,753,125

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2017 is included in the Portfolio of Investments. At June 30, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into equity index futures contracts to manage cash flows.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative (1)	Liability Derivative

Futures contracts	$992	$—

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

25

Greater India Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$284,560	$992

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2017, which is indicative of the volume of this derivative type, was approximately $4,059,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2017.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

The securities markets in the India region are substantially smaller, less liquid and more volatile than the major securities markets in the United States, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying relevant laws and regulations. Governmental actions can have a significant effect on the economic conditions in the India region, which could adversely affect the value and liquidity of investments.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

Greater India Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

At June 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$—	$34,372,004		$—	$34,372,004
Consumer Staples	—	30,551,662		—	30,551,662
Energy	—	5,416,280		—	5,416,280
Financials	—	68,872,871		—	68,872,871
Health Care	2,653,638	9,030,983		—	11,684,621
Industrials	—	22,852,579		—	22,852,579
Information Technology	8,096,617	19,602,635		—	27,699,252
Materials	5,613,641	26,026,477		—	31,640,118
Real Estate	—	1,273,184		—	1,273,184
Telecommunication Services	—	8,873,176		—	8,873,176

Total Common Stocks	$16,363,896	$226,871,851	*	$—	$243,235,747
Short-Term Investments	$—	$966,761		$—	$966,761

Total Investments	$16,363,896	$227,838,612		$—	$244,202,508

Futures Contracts	$—	$992		$—	$992

Total	$16,363,896	$227,839,604		$—	$244,203,500

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

27

Eaton Vance

Greater India Fund

June 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements, including information with respect to the investment advisory agreement between the Adviser (defined below) and the Fund (defined below) and the sub-advisory agreements with the Sub-adviser (defined below) provided in connection with the meeting of the Board on August 9 and 10, 2016.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

28

Eaton Vance

Greater India Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Greater India Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Greater India Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio. Goldman Sachs Asset Management International (the “Sub-adviser”) began serving as the sub-adviser to the Portfolio on September 15, 2016. The Adviser and the Sub-adviser began serving as investment adviser and sub-adviser, respectively, to the Fund on December 16, 2016. Accordingly, the investment advisory agreement between the Fund and the Adviser and the investment sub-advisory agreements with the Sub-adviser were in their initial two-year term, and the Board was not required to approve the agreements at its meeting on April 25, 2017.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

29

Eaton Vance

Greater India Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board noted that actions are being taken by the Adviser to address Fund performance and concluded that additional time is required to evaluate the effectiveness of such actions. In this regard, the Board noted the recent appointment of the Sub-adviser to manage the Portfolio on a day-to-day basis, including the Board’s evaluation of the Sub-adviser in determining to approve the sub-advisory agreements with the Portfolio and the Fund and to recommend shareholder approval of such agreements.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a

30

Eaton Vance

Greater India Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

31

Eaton Vance

Greater India Fund

June 30, 2017

Officers and Trustees

Officers of Eaton Vance Greater India Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Greater India Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Greater India Fund and Greater India Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

33

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This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Greater India Fund and Greater India Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Eaton Vance Greater India Fund and Greater India Portfolio

Goldman Sachs Asset Management International

Christchurch Court

10 -15 Newgate Street

London, England EC1A 7HD

Administrator of Eaton Vance Greater India Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7693    6.30.17

Eaton Vance

Growth Fund

Semiannual Report

June 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2017

Eaton Vance

Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	25

Officers and Trustees	29

Important Notices	30

Eaton Vance

Growth Fund

June 30, 2017

Performance1,2

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/09/2002	09/09/2002	14.17%	19.31%	14.89%	7.67%
Class A with 5.75% Maximum Sales Charge	—	—	7.61	12.46	13.54	7.04
Class C at NAV	09/09/2002	09/09/2002	13.76	18.39	14.03	6.87
Class C with 1% Maximum Sales Charge	—	—	12.76	17.39	14.03	6.87
Class I at NAV	05/03/2007	09/09/2002	14.31	19.60	15.18	7.93
Class R at NAV	08/03/2009	09/09/2002	14.03	18.98	14.60	7.46
Russell 1000® Growth Index	—	—	13.99%	20.42%	15.29%	8.90%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
Gross			1.13%	1.88%	0.88%	1.38%
Net			1.05	1.80	0.80	1.30

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Amazon.com, Inc.	6.2%

Facebook, Inc., Class A	5.7

Alphabet, Inc., Class C	4.1

Visa, Inc., Class A	3.7

Alphabet, Inc., Class A	3.5

Celgene Corp.	3.5

Apple, Inc.	2.9

salesforce.com, inc.	2.5

Allergan PLC	2.5

FedEx Corp.	2.3

Total	36.9%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Growth Fund

June 30, 2017

Endnotes and Additional Disclosures

[1]

Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Growth Fund

June 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 – June 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period* (1/1/17 – 6/30/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,141.70	$5.58	**	1.05%
Class C	$1,000.00	$1,137.60	$9.54	**	1.80%
Class I	$1,000.00	$1,143.10	$4.25	**	0.80%
Class R	$1,000.00	$1,140.30	$6.90	**	1.30%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.26	**	1.05%
Class C	$1,000.00	$1,015.90	$9.00	**	1.80%
Class I	$1,000.00	$1,020.80	$4.01	**	0.80%
Class R	$1,000.00	$1,018.30	$6.51	**	1.30%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Growth Fund

June 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2017
Investment in Growth Portfolio, at value (identified cost, $206,779,183)	$318,142,484
Receivable for Fund shares sold	289,833
Receivable from affiliate	22,944
Total assets	$318,455,261

Liabilities
Payable for Fund shares redeemed	$289,670
Payable to affiliates:
Distribution and service fees	78,459
Trustees’ fees	125
Accrued expenses	84,886
Total liabilities	$453,140
Net Assets	$318,002,121

Sources of Net Assets
Paid-in capital	$206,311,650
Accumulated net realized loss from Portfolio	(65,317)
Accumulated undistributed net investment income	392,487
Net unrealized appreciation from Portfolio	111,363,301
Total	$318,002,121

Class A Shares
Net Assets	$202,562,587
Shares Outstanding	7,956,049
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$25.46
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$27.01

Class C Shares
Net Assets	$42,210,467
Shares Outstanding	1,911,550
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$22.08

Class I Shares
Net Assets	$70,110,103
Shares Outstanding	2,683,817
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$26.12

Class R Shares
Net Assets	$3,118,964
Shares Outstanding	124,987
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$24.95

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2017
Dividends allocated from Portfolio	$1,619,982
Securities lending income allocated from Portfolio, net	8,218
Expenses allocated from Portfolio	(1,083,990)
Total investment income from Portfolio	$544,210

Expenses
Distribution and service fees
Class A	$247,130
Class C	211,919
Class R	8,556
Trustees’ fees and expenses	250
Custodian fee	12,394
Transfer and dividend disbursing agent fees	154,208
Legal and accounting services	17,053
Printing and postage	17,517
Registration fees	30,718
Miscellaneous	10,723
Total expenses	$710,468
Deduct —
Allocation of expenses to affiliate	$95,785
Total expense reductions	$95,785

Net expenses	$614,683

Net investment loss	$(70,473)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$11,333,095
Net realized gain	$11,333,095
Change in unrealized appreciation (depreciation) —
Investments	$29,514,425
Foreign currency	2,199
Net change in unrealized appreciation (depreciation)	$29,516,624

Net realized and unrealized gain	$40,849,719

Net increase in net assets from operations	$40,779,246

6	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
From operations —
Net investment income (loss)	$(70,473)	$484,695
Net realized gain from investment transactions	11,333,095	13,231,793
Net change in unrealized appreciation (depreciation) from investments and foreign currency	29,516,624	(6,878,867)
Net increase in net assets from operations	$40,779,246	$6,837,621
Distributions to shareholders —
From net investment income
Class A	$—	$(812,306)
Class I	—	(337,812)
Class R	—	(815)
From net realized gain
Class A	—	(3,261,590)
Class C	—	(805,648)
Class I	—	(852,989)
Class R	—	(49,035)
Total distributions to shareholders	$—	$(6,120,195)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,548,896	$19,900,559
Class C	2,661,819	4,277,357
Class I	14,709,764	18,770,246
Class R	308,818	626,972
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	3,763,727
Class C	—	684,919
Class I	—	986,742
Class R	—	31,537
Cost of shares redeemed
Class A	(26,370,301)	(44,640,211)
Class C	(7,228,569)	(11,742,357)
Class I	(14,093,101)	(17,578,931)
Class R	(858,349)	(1,605,644)
Net decrease in net assets from Fund share transactions	$(22,321,023)	$(26,525,084)

Net increase (decrease) in net assets	$18,458,223	$(25,807,658)

Net Assets
At beginning of period	$299,543,898	$325,351,556
At end of period	$318,002,121	$299,543,898

Accumulated undistributed net investment income included in net assets
At end of period	$392,487	$462,960

7	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2017

Financial Highlights

	Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014		2013	2012
Net asset value — Beginning of period	$22.300		$22.230	$21.670	$20.920		$17.540	$15.730

Income (Loss) From Operations
Net investment income (loss)(1)	$0.001		$0.047	$0.140	$(0.000	)(2)	$0.012	$0.002
Net realized and unrealized gain	3.159		0.451	1.387	2.889		6.069	1.992
Total income from operations	$3.160		$0.498	$1.527	$2.889		$6.081	$1.994

Less Distributions
From net investment income	$—		$(0.085)	$—	$—		$(0.001)	$—
From net realized gain	—		(0.343)	(0.967)	(2.139)		(2.700)	(0.184)

Total distributions	$—		$(0.428)	$(0.967)	$(2.139)		$(2.701)	$(0.184)

Net asset value — End of period	$25.460		$22.300	$22.230	$21.670		$20.920	$17.540

Total Return(3)(4)	14.17	%(5)	2.32%	7.04%	14.23%		35.35%	12.66%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$202,563		$194,018	$214,135	$88,448		$89,426	$86,843
Ratios (as a percentage of average daily net assets):(6)
Expenses(4)(7)	1.05	%(8)	1.05%	1.05%	1.15%		1.25%	1.25%
Net investment income (loss)	0.01	%(8)	0.22%	0.62%	(0.00	)%(9)	0.06%	0.01%
Portfolio Turnover of the Portfolio	27	%(5)	60%	55%	38%		42%	40%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator reimbursed certain operating expenses (equal to 0.06%, 0.08%, 0.07%, 0.12%, 0.10% and 0.13% of average daily net assets for the six months ended June 30, 2017 and the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent the reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Amount is less than (0.005)%.

8	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$19.410		$19.460	$19.230	$18.920	$16.190	$14.630

Income (Loss) From Operations
Net investment loss(1)	$(0.078)		$(0.101)	$(0.025)	$(0.149)	$(0.127)	$(0.118)
Net realized and unrealized gain	2.748		0.394	1.222	2.598	5.558	1.862
Total income from operations	$2.670		$0.293	$1.197	$2.449	$5.431	$1.744

Less Distributions
From net investment income	$—		$—	$—	$—	$(0.001)	$—
From net realized gain	—		(0.343)	(0.967)	(2.139)	(2.700)	(0.184)

Total distributions	$—		$(0.343)	$(0.967)	$(2.139)	$(2.701)	$(0.184)

Net asset value — End of period	$22.080		$19.410	$19.460	$19.230	$18.920	$16.190

Total Return(2)(3)	13.76	%(4)	1.57%	6.20%	13.41%	34.27%	11.91%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42,210		$41,272	$48,285	$30,552	$29,318	$22,422
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)	1.80	%(7)	1.80%	1.80%	1.90%	2.00%	2.00%
Net investment loss	(0.74	)%(7)	(0.53)%	(0.13)%	(0.75)%	(0.68)%	(0.74)%
Portfolio Turnover of the Portfolio	27	%(4)	60%	55%	38%	42%	40%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator reimbursed certain operating expenses (equal to 0.06%, 0.08%, 0.07%, 0.12%, 0.10% and 0.13% of average daily net assets for the six months ended June 30, 2017 and the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent the reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$22.850		$22.760	$22.120	$21.250	$17.750	$15.910

Income (Loss) From Operations
Net investment income(1)	$0.032		$0.108	$0.192	$0.056	$0.063	$0.050
Net realized and unrealized gain	3.238		0.461	1.415	2.953	6.138	2.012
Total income from operations	$3.270		$0.569	$1.607	$3.009	$6.201	$2.062

Less Distributions
From net investment income	$—		$(0.136)	$—	$—	$(0.001)	$(0.038)
From net realized gain	—		(0.343)	(0.967)	(2.139)	(2.700)	(0.184)

Total distributions	$—		$(0.479)	$(0.967)	$(2.139)	$(2.701)	$(0.222)

Net asset value — End of period	$26.120		$22.850	$22.760	$22.120	$21.250	$17.750

Total Return(2)(3)	14.31	%(4)	2.59%	7.26%	14.58%	35.61%	13.01%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$70,110		$61,036	$58,746	$32,051	$28,336	$29,920
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)	0.80	%(7)	0.80%	0.80%	0.90%	1.00%	1.00%
Net investment income	0.26	%(7)	0.48%	0.84%	0.25%	0.31%	0.29%
Portfolio Turnover of the Portfolio	27	%(4)	60%	55%	38%	42%	40%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator reimbursed certain operating expenses (equal to 0.06%, 0.08%, 0.07%, 0.12%, 0.10% and 0.13% of average daily net assets for the six months ended June 30, 2017 and the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent the reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2017

Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$21.880		$21.800	$21.320	$20.660	$17.400	$15.640

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.028)		$(0.010)	$0.059	$(0.052)	$(0.037)	$(0.038)
Net realized and unrealized gain	3.098		0.439	1.388	2.851	5.998	1.982
Total income from operations	$3.070		$0.429	$1.447	$2.799	$5.961	$1.944

Less Distributions
From net investment income	$—		$(0.006)	$—	$—	$(0.001)	$—
From net realized gain	—		(0.343)	(0.967)	(2.139)	(2.700)	(0.184)

Total distributions	$—		$(0.349)	$(0.967)	$(2.139)	$(2.701)	$(0.184)

Net asset value — End of period	$24.950		$21.880	$21.800	$21.320	$20.660	$17.400

Total Return(2)(3)	14.03	%(4)	2.03%	6.77%	13.98%	34.94%	12.42%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,119		$3,217	$4,186	$2,932	$2,417	$1,729
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)	1.30	%(7)	1.30%	1.30%	1.40%	1.50%	1.50%
Net investment income (loss)	(0.24	)%(7)	(0.05)%	0.27%	(0.24)%	(0.18)%	(0.22)%
Portfolio Turnover of the Portfolio	27	%(4)	60%	55%	38%	42%	40%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator reimbursed certain operating expenses (equal to 0.06%, 0.08%, 0.07%, 0.12%, 0.10% and 0.13% of average daily net assets for the six months ended June 30, 2017 and the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent the reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Growth Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to

12

Eaton Vance

Growth Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2016, the Fund, for federal income tax purposes, had capital loss carryforwards of $11,371,348 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on December 31, 2017 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

The capital loss carryforwards of $11,371,348 are available to the Fund as a result of a reorganization which occurred in a prior year. Utilization of these capital loss carryforwards may be limited in accordance with certain income tax regulations.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but currently receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80%, 0.80% and 1.30% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after April 30, 2018. Pursuant to this agreement, EVM was allocated $95,785 of the Fund’s operating expenses for the six months ended June 30, 2017. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2017, EVM earned $24,852 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $12,579 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2017. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2017 amounted to $247,130 for Class A shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2017, the Fund paid or accrued to EVD $158,939 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2017, the Fund paid or accrued to EVD $4,278 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2017 amounted to $52,980 and $4,278 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2017, the Fund was informed that EVD received approximately $1,000 and $400 of CDSCs paid by Class A and Class C shareholders, respectively.

13

Eaton Vance

Growth Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended June 30, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $2,854,050 and $26,215,182, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	347,526	933,592
Issued to shareholders electing to receive payments of distributions in Fund shares	—	175,793
Redemptions	(1,092,724)	(2,041,500)

Net decrease	(745,198)	(932,115)

Class C	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	125,943	226,588
Issued to shareholders electing to receive payments of distributions in Fund shares	—	36,588
Redemptions	(340,646)	(617,599)

Net decrease	(214,703)	(354,423)

Class I	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	590,646	834,782
Issued to shareholders electing to receive payments of distributions in Fund shares	—	45,036
Redemptions	(577,916)	(789,435)

Net increase	12,730	90,383

Class R	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	12,932	29,986
Issued to shareholders electing to receive payments of distributions in Fund shares	—	1,499
Redemptions	(34,978)	(76,527)

Net decrease	(22,046)	(45,042)

14

Growth Portfolio

June 30, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value

Aerospace & Defense — 1.8%
Raytheon Co.	34,921	$5,639,043

		$5,639,043

Air Freight & Logistics — 2.3%
FedEx Corp.	32,945	$7,159,937

		$7,159,937

Auto Components — 1.4%
Delphi Automotive PLC	50,142	$4,394,946

		$4,394,946

Banks — 2.1%
JPMorgan Chase & Co.	37,399	$3,418,269
KeyCorp	171,411	3,212,242

		$6,630,511

Beverages — 2.2%
Constellation Brands, Inc., Class A	23,342	$4,522,046
PepsiCo, Inc.	22,248	2,569,421

		$7,091,467

Biotechnology — 7.0%
Alexion Pharmaceuticals, Inc.(1)	15,748	$1,916,059
Biogen, Inc.(1)	8,519	2,311,716
Celgene Corp.(1)	85,370	11,087,002
Incyte Corp.(1)	26,813	3,376,025
Vertex Pharmaceuticals, Inc.(1)	27,480	3,541,347

		$22,232,149

Capital Markets — 2.7%
CBOE Holdings, Inc.(2)	22,355	$2,043,247
Charles Schwab Corp. (The)	100,479	4,316,578
S&P Global, Inc.	14,243	2,079,335

		$8,439,160

Chemicals — 3.5%
Ecolab, Inc.	49,841	$6,616,393
Monsanto Co.	20,442	2,419,515
Olin Corp.	66,383	2,010,077

		$11,045,985

Security	Shares	Value

Communications Equipment — 1.0%
Palo Alto Networks, Inc.(1)	24,077	$3,221,743

		$3,221,743

Distributors — 1.7%
LKQ Corp.(1)	159,976	$5,271,209

		$5,271,209

Energy Equipment & Services — 1.4%
Halliburton Co.	106,341	$4,541,824

		$4,541,824

Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	19,076	$3,050,825
US Foods Holding Corp.(1)	130,036	3,539,580

		$6,590,405

Food Products — 2.1%
Mondelez International, Inc., Class A	85,808	$3,706,048
Pinnacle Foods, Inc.	48,458	2,878,405

		$6,584,453

Health Care Equipment & Supplies — 1.7%
Danaher Corp.	35,954	$3,034,158
Hologic, Inc.(1)	55,529	2,519,906

		$5,554,064

Health Care Providers & Services — 1.1%
Aetna, Inc.	22,160	$3,364,553

		$3,364,553

Hotels, Restaurants & Leisure — 1.0%
Starbucks Corp.	53,225	$3,103,550

		$3,103,550

Household Durables — 1.9%
Newell Brands, Inc.	111,658	$5,987,102

		$5,987,102

Internet & Direct Marketing Retail — 6.8%
Amazon.com, Inc.(1)	20,521	$19,864,328
Priceline Group, Inc. (The)(1)	914	1,709,655

		$21,573,983

15	See Notes to Financial Statements.

Growth Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Internet Software & Services — 15.0%
Alphabet, Inc., Class A(1)	12,048	$11,200,785
Alphabet, Inc., Class C(1)	14,357	13,046,637
Facebook, Inc., Class A(1)	119,143	17,988,210
GoDaddy, Inc., Class A(1)	132,401	5,616,450

		$47,852,082

IT Services — 3.7%
Visa, Inc., Class A(2)	126,251	$11,839,819

		$11,839,819

Leisure Products — 0.9%
Mattel, Inc.(2)	140,130	$3,016,999

		$3,016,999

Machinery — 1.9%
Dover Corp.	76,184	$6,111,480

		$6,111,480

Media — 1.8%
Walt Disney Co. (The)	54,175	$5,756,094

		$5,756,094

Oil, Gas & Consumable Fuels — 0.4%
EOG Resources, Inc.	13,779	$1,247,275

		$1,247,275

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	16,734	$1,606,129
Unilever NV - NY Shares	28,662	1,584,149

		$3,190,278

Pharmaceuticals — 6.5%
Allergan PLC	32,248	$7,839,166
Eli Lilly & Co.	38,788	3,192,252
Johnson & Johnson	25,267	3,342,572
Pacira Pharmaceuticals, Inc.(1)	51,607	2,461,654
Zoetis, Inc.	63,989	3,991,634

		$20,827,278

Road & Rail — 2.8%
CSX Corp.	90,079	$4,914,710
J.B. Hunt Transport Services, Inc.	27,527	2,515,418
Norfolk Southern Corp.	13,436	1,635,161

		$9,065,289

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 3.1%
Broadcom, Ltd.	29,511	$6,877,539
Texas Instruments, Inc.	39,452	3,035,042

		$9,912,581

Software — 10.3%
Adobe Systems, Inc.(1)	41,269	$5,837,087
Ellie Mae, Inc.(1)(2)	26,266	2,886,896
FireEye, Inc.(1)(2)	211,137	3,211,394
Intuit, Inc.	25,030	3,324,234
Microsoft Corp.	99,437	6,854,192
Proofpoint, Inc.(1)(2)	29,160	2,531,963
salesforce.com, inc.(1)	93,243	8,074,844

		$32,720,610

Specialty Retail — 3.0%
Advance Auto Parts, Inc.	30,085	$3,507,610
Burlington Stores, Inc.(1)	21,361	1,964,999
Home Depot, Inc. (The)	27,130	4,161,742

		$9,634,351

Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	63,058	$9,081,613

		$9,081,613

Textiles, Apparel & Luxury Goods — 1.8%
Lululemon Athletica, Inc.(1)	46,767	$2,790,587
NIKE, Inc., Class B	52,353	3,088,827

		$5,879,414

Total Common Stocks (identified cost $197,249,487)		$314,561,247

16	See Notes to Financial Statements.

Growth Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.1%

Description	Units/Shares	Value

Eaton Vance Cash Reserves Fund, LLC, 1.20%(3)	3,506,506	$3,507,208
State Street Navigator Securities Lending Government Money Market Portfolio(4)	3,203,760	3,203,760

Total Short-Term Investments (identified cost $6,711,019)		$6,710,968

Total Investments — 101.0% (identified cost $203,960,506)		$321,272,215

Other Assets, Less Liabilities — (1.0)%		$(3,129,694)

Net Assets — 100.0%		$318,142,521

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at June 30, 2017.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2017.

(4)	Represents investment of cash collateral received in connection with securities lending.

17	See Notes to Financial Statements.

Growth Portfolio

June 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2017
Unaffiliated investments, at value including $23,079,118 of securities on loan (identified cost, $200,453,247)	$317,765,007
Affiliated investment, at value (identified cost, $3,507,259)	3,507,208
Dividends receivable	118,864
Dividends receivable from affiliated investment	3,786
Securities lending income receivable	2,733
Tax reclaims receivable	173,071
Total assets	$321,570,669

Liabilities
Collateral for securities loaned	$3,203,760
Payable to affiliates:
Investment adviser fee	171,461
Trustees’ fees	4,585
Accrued expenses	48,342
Total liabilities	$3,428,148
Net Assets applicable to investors’ interest in Portfolio	$318,142,521

Sources of Net Assets
Investors’ capital	$200,826,073
Net unrealized appreciation	117,316,448
Total	$318,142,521

18	See Notes to Financial Statements.

Growth Portfolio

June 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2017
Dividends	$1,608,494
Dividends from affiliated investment	11,488
Securities lending income, net	8,218
Total investment income	$1,628,200

Expenses
Investment adviser fee	$1,001,429
Trustees’ fees and expenses	9,614
Custodian fee	44,232
Legal and accounting services	22,152
Miscellaneous	6,563
Total expenses	$1,083,990

Net investment income	$544,210

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$11,334,065
Investment transactions — affiliated investment	(970)
Net realized gain	$11,333,095
Change in unrealized appreciation (depreciation) —
Investments	$29,513,731
Investments — affiliated investment	698
Foreign currency	2,199
Net change in unrealized appreciation (depreciation)	$29,516,628

Net realized and unrealized gain	$40,849,723

Net increase in net assets from operations	$41,393,933

19	See Notes to Financial Statements.

Growth Portfolio

June 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
From operations —
Net investment income	$544,210	$1,755,570
Net realized gain from investment transactions	11,333,095	13,231,793
Net change in unrealized appreciation (depreciation) from investments and foreign currency	29,516,628	(6,878,887)
Net increase in net assets from operations	$41,393,933	$8,108,476
Capital transactions —
Contributions	$2,854,050	$11,816,465
Withdrawals	(26,215,182)	(44,801,381)
Net decrease in net assets from capital transactions	$(23,361,132)	$(32,984,916)

Net increase (decrease) in net assets	$18,032,801	$(24,876,440)

Net Assets
At beginning of period	$300,109,720	$324,986,160
At end of period	$318,142,521	$300,109,720

20	See Notes to Financial Statements.

Growth Portfolio

June 30, 2017

Financial Highlights

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.70	%(2)	0.70%	0.70%	0.72%	0.73%	0.73%
Net investment income	0.35	%(2)	0.57%	0.96%	0.43%	0.58%	0.54%
Portfolio Turnover	27	%(3)	60%	55%	38%	42%	40%

Total Return	14.37	%(3)	2.67%	7.41%	14.73%	36.04%	13.25%

Net assets, end of period (000’s omitted)	$318,143		$300,110	$324,986	$153,862	$159,965	$158,059

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

21	See Notes to Financial Statements.

Growth Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2017, Eaton Vance Growth Fund held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of

22

Growth Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended June 30, 2017, the Portfolio’s investment adviser fee amounted to $1,001,429 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $84,458,830 and $103,179,041, respectively, for the six months ended June 30, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$204,142,278

Gross unrealized appreciation	$119,785,732
Gross unrealized depreciation	(2,655,795)

Net unrealized appreciation	$117,129,937

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2017.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns

23

Growth Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.

At June 30, 2017, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $23,079,118 and $23,651,843, respectively. Collateral received included cash of $3,203,760 and non-cash U.S. Government securities of $20,448,083. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time. The carrying amount of the liability for collateral for securities loaned at June 30, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 7) at June 30, 2017.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$314,561,247	*	$—	$—	$314,561,247
Short-Term Investments	3,203,760		3,507,208	—	6,710,968

Total Investments	$317,765,007		$3,507,208	$—	$321,272,215

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

24

Eaton Vance

Growth Fund

June 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Growth Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Growth Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

26

Eaton Vance

Growth Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits

27

Eaton Vance

Growth Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

28

Eaton Vance

Growth Fund

June 30, 2017

Officers and Trustees

Officers of Eaton Vance Growth Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Growth Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Growth Fund and Growth Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

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Investment Adviser of Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Growth Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7729    6.30.17

Eaton Vance

Large-Cap Value Fund

Semiannual Report

June 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2017

Eaton Vance

Large-Cap Value Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	28

Officers and Trustees	32

Important Notices	33

Eaton Vance

Large-Cap Value Fund

June 30, 2017

Performance1,2

Portfolio Managers Edward J. Perkin, CFA and John D. Crowley

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/23/1931	09/23/1931	4.11%	12.36%	11.62%	4.37%
Class A with 5.75% Maximum Sales Charge	—	—	–1.88	5.88	10.31	3.76
Class C at NAV	11/04/1994	09/23/1931	3.70	11.55	10.78	3.59
Class C with 1% Maximum Sales Charge	—	—	2.70	10.55	10.78	3.59
Class I at NAV	12/28/2004	09/23/1931	4.27	12.66	11.91	4.65
Class R at NAV	02/18/2004	09/23/1931	3.99	12.12	11.34	4.11
Class R6 at NAV	07/01/2014	09/23/1931	4.32	12.76	11.96	4.67
Russell 1000® Value Index	—	—	4.66%	15.53%	13.93%	5.56%

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R	Class R6
		1.06%	1.81%	0.81%	1.31%	0.71%

Fund Profile4

Common Stock Sector Allocation (% of net assets)

Top 10 Holdings (% of net assets)5

JPMorgan Chase & Co.	4.7%

Johnson & Johnson	3.9

Wells Fargo & Co.	3.8

Verizon Communications, Inc.	3.2

Chevron Corp.	2.8

NextEra Energy, Inc.	2.5

iShares Russell 1000 Value ETF	2.5

Philip Morris International, Inc.	2.5

Pfizer, Inc.	2.5

Chubb, Ltd.	2.4

Total	30.8%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Large-Cap Value Fund

June 30, 2017

Endnotes and Additional Disclosures

[1]

Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Large-Cap Value Fund

June 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 – June 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period* (1/1/17 – 6/30/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,041.10	$5.31	1.05%
Class C	$1,000.00	$1,037.00	$9.09	1.80%
Class I	$1,000.00	$1,042.70	$4.05	0.80%
Class R	$1,000.00	$1,039.90	$6.58	1.30%
Class R6	$1,000.00	$1,043.20	$3.60	0.71%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.26	1.05%
Class C	$1,000.00	$1,015.90	$9.00	1.80%
Class I	$1,000.00	$1,020.80	$4.01	0.80%
Class R	$1,000.00	$1,018.30	$6.51	1.30%
Class R6	$1,000.00	$1,021.30	$3.56	0.71%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Large-Cap Value Fund

June 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2017
Investment in Large-Cap Value Portfolio, at value (identified cost, $2,402,286,235)	$2,766,615,640
Receivable for Fund shares sold	3,756,131
Total assets	$2,770,371,771

Liabilities
Payable for Fund shares redeemed	$15,750,758
Payable to affiliates:
Distribution and service fees	421,734
Trustees’ fees	125
Accrued expenses	629,698
Total liabilities	$16,802,315
Net Assets	$2,753,569,456

Sources of Net Assets
Paid-in capital	$2,360,725,596
Accumulated net realized gain from Portfolio	26,933,367
Accumulated undistributed net investment income	1,581,088
Net unrealized appreciation from Portfolio	364,329,405
Total	$2,753,569,456

Class A Shares
Net Assets	$835,261,094
Shares Outstanding	44,789,999
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.65
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$19.79

Class C Shares
Net Assets	$252,914,247
Shares Outstanding	13,552,465
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$18.66

Class I Shares
Net Assets	$1,486,893,672
Shares Outstanding	79,442,942
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.72

Class R Shares
Net Assets	$91,433,754
Shares Outstanding	4,915,899
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.60

Class R6 Shares
Net Assets	$87,066,689
Shares Outstanding	4,648,412
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.73

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2017
Dividends allocated from Portfolio	$33,391,236
Securities lending income allocated from Portfolio, net	209,023
Expenses allocated from Portfolio	(9,250,567)
Total investment income from Portfolio	$24,349,692

Expenses
Distribution and service fees
Class A	$1,089,198
Class C	1,408,483
Class R	242,418
Trustees’ fees and expenses	250
Custodian fee	30,126
Transfer and dividend disbursing agent fees	1,283,789
Legal and accounting services	39,207
Printing and postage	107,872
Registration fees	43,700
ReFlow liquidity program fees	513,116
Miscellaneous	15,020
Total expenses	$4,773,179

Net investment income	$19,576,513

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$112,025,140 (1)
Foreign currency transactions	37,207
Net realized gain	$112,062,347
Change in unrealized appreciation (depreciation) —
Investments	$(14,738,029)
Foreign currency	376,373
Net change in unrealized appreciation (depreciation)	$(14,361,656)

Net realized and unrealized gain	$97,700,691

Net increase in net assets from operations	$117,277,204

(1)	Includes $40,892,610 of net realized gains from redemptions in-kind.

6	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
From operations —
Net investment income	$19,576,513	$51,180,831
Net realized gain from investment and foreign currency transactions	112,062,347 (1)	69,381,024 (2)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(14,361,656)	140,159,424
Net increase in net assets from operations	$117,277,204	$260,721,279
Distributions to shareholders —
From net investment income
Class A	$(5,675,683)	$(14,039,899)
Class C	(714,220)	(2,096,597)
Class I	(11,571,842)	(25,584,674)
Class R	(504,396)	(1,188,547)
Class R6	(559,450)	(596,999)
Total distributions to shareholders	$(19,025,591)	$(43,506,716)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$42,529,604	$72,339,670
Class C	5,914,946	14,124,941
Class I	391,300,459	799,973,948
Class R	6,578,790	15,317,597
Class R6	51,380,793	8,904,007
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,185,055	12,912,252
Class C	580,648	1,618,286
Class I	10,155,981	22,038,265
Class R	466,555	1,113,814
Class R6	559,078	596,255
Cost of shares redeemed
Class A	(185,854,430)	(341,314,035)
Class C	(63,867,765)	(83,615,163)
Class I	(521,970,711)	(1,045,866,362)
Class R	(19,969,497)	(32,211,966)
Class R6	(4,889,190)	(6,203,845)
Net decrease in net assets from Fund share transactions	$(281,899,684)	$(560,272,336)

Net decrease in net assets	$(183,648,071)	$(343,057,773)

Net Assets
At beginning of period	$2,937,217,527	$3,280,275,300
At end of period	$2,753,569,456	$2,937,217,527

Accumulated undistributed net investment income included in net assets
At end of period	$1,581,088	$1,030,166

(1)	Includes $40,892,610 of net realized gains from redemptions in-kind.

(2)	Includes $98,751,998 of net realized gains from redemptions in-kind.

7	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2017

Financial Highlights

	Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$18.030		$16.690	$18.740	$23.910	$19.500	$17.130

Income (Loss) From Operations
Net investment income(1)	$0.122		$0.279	$0.246	$0.317	$0.267	$0.289
Net realized and unrealized gain (loss)	0.618		1.301	(0.456)	2.001	5.402	2.399

Total income (loss) from operations	$0.740		$1.580	$(0.210)	$2.318	$5.669	$2.688

Less Distributions
From net investment income	$(0.120)		$(0.240)	$(0.260)	$(0.320)	$(0.266)	$(0.318)
From net realized gain	—		—	(1.580)	(7.168)	(0.993)	—

Total distributions	$(0.120)		$(0.240)	$(1.840)	$(7.488)	$(1.259)	$(0.318)

Net asset value — End of period	$18.650		$18.030	$16.690	$18.740	$23.910	$19.500

Total Return(2)	4.11	%(3)	9.56%	(1.08)%	10.96%	29.34%	15.77%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$835,261		$942,192	$1,127,754	$1,486,142	$2,912,022	$3,327,753
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.05	%(6)	1.06%	1.05%	1.01%	0.99%	0.99%
Net investment income	1.33	%(6)	1.67%	1.33%	1.29%	1.20%	1.56%
Portfolio Turnover of the Portfolio	46	%(3)	94%	98%	75%	49%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$18.040		$16.700	$18.750	$23.920	$19.510	$17.130

Income (Loss) From Operations
Net investment income(1)	$0.053		$0.154	$0.107	$0.132	$0.100	$0.156
Net realized and unrealized gain (loss)	0.615		1.298	(0.453)	1.999	5.401	2.400

Total income (loss) from operations	$0.668		$1.452	$(0.346)	$2.131	$5.501	$2.556

Less Distributions
From net investment income	$(0.048)		$(0.112)	$(0.124)	$(0.133)	$(0.098)	$(0.176)
From net realized gain	—		—	(1.580)	(7.168)	(0.993)	—

Total distributions	$(0.048)		$(0.112)	$(1.704)	$(7.301)	$(1.091)	$(0.176)

Net asset value — End of period	$18.660		$18.040	$16.700	$18.750	$23.920	$19.510

Total Return(2)	3.70	%(3)	8.74%	(1.82)%	10.12%	28.37%	14.96%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$252,914		$300,456	$345,531	$419,453	$454,829	$420,095
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.80	%(6)	1.81%	1.80%	1.76%	1.74%	1.74%
Net investment income	0.58	%(6)	0.92%	0.58%	0.54%	0.45%	0.83%
Portfolio Turnover of the Portfolio	46	%(3)	94%	98%	75%	49%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$18.090		$16.750	$18.800	$23.970	$19.550	$17.170

Income (Loss) From Operations
Net investment income(1)	$0.145		$0.323	$0.293	$0.383	$0.326	$0.340
Net realized and unrealized gain (loss)	0.628		1.300	(0.458)	2.002	5.411	2.408

Total income (loss) from operations	$0.773		$1.623	$(0.165)	$2.385	$5.737	$2.748

Less Distributions
From net investment income	$(0.143)		$(0.283)	$(0.305)	$(0.387)	$(0.324)	$(0.368)
From net realized gain	—		—	(1.580)	(7.168)	(0.993)	—

Total distributions	$(0.143)		$(0.283)	$(1.885)	$(7.555)	$(1.317)	$(0.368)

Net asset value — End of period	$18.720		$18.090	$16.750	$18.800	$23.970	$19.550

Total Return(2)	4.27	%(3)	9.80%	(0.83)%	11.22%	29.65%	16.10%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,486,894		$1,555,075	$1,664,998	$1,969,601	$2,892,359	$3,186,538
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.80	%(6)	0.81%	0.80%	0.76%	0.74%	0.74%
Net investment income	1.57	%(6)	1.92%	1.58%	1.55%	1.46%	1.82%
Portfolio Turnover of the Portfolio	46	%(3)	94%	98%	75%	49%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2017

Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$17.980		$16.650	$18.690	$23.870	$19.470	$17.100

Income (Loss) From Operations
Net investment income(1)	$0.098		$0.237	$0.199	$0.255	$0.212	$0.245
Net realized and unrealized gain (loss)	0.619		1.292	(0.445)	1.993	5.391	2.395

Total income (loss) from operations	$0.717		$1.529	$(0.246)	$2.248	$5.603	$2.640

Less Distributions
From net investment income	$(0.097)		$(0.199)	$(0.214)	$(0.260)	$(0.210)	$(0.270)
From net realized gain	—		—	(1.580)	(7.168)	(0.993)	—

Total distributions	$(0.097)		$(0.199)	$(1.794)	$(7.428)	$(1.203)	$(0.270)

Net asset value — End of period	$18.600		$17.980	$16.650	$18.690	$23.870	$19.470

Total Return(2)	3.99	%(3)	9.26%	(1.33)%	10.71%	29.01%	15.51%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$91,434		$101,010	$109,468	$151,329	$162,242	$181,565
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.30	%(6)	1.31%	1.30%	1.26%	1.24%	1.24%
Net investment income	1.07	%(6)	1.42%	1.08%	1.04%	0.95%	1.32%
Portfolio Turnover of the Portfolio	46	%(3)	94%	98%	75%	49%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2017

Financial Highlights — continued

	Class R6
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,		Period Ended December 31, 2014(1)
			2016	2015
Net asset value — Beginning of period	$18.100		$16.760	$18.810	$25.890

Income (Loss) From Operations
Net investment income(2)	$0.153		$0.339	$0.321	$0.194
Net realized and unrealized gain (loss)	0.628		1.301	(0.469)	0.089

Total income (loss) from operations	$0.781		$1.640	$(0.148)	$0.283

Less Distributions
From net investment income	$(0.151)		$(0.300)	$(0.322)	$(0.195)
From net realized gain	—		—	(1.580)	(7.168)

Total distributions	$(0.151)		$(0.300)	$(1.902)	$(7.363)

Net asset value — End of period	$18.730		$18.100	$16.760	$18.810

Total Return(3)	4.32	%(4)	9.90%	(0.79)%	2.28	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$87,067		$38,485	$32,525	$1
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.71	%(7)	0.71%	0.71%	0.65	%(7)
Net investment income	1.66	%(7)	2.01%	1.73%	1.54	%(7)
Portfolio Turnover of the Portfolio	46	%(4)	94%	98%	75	%(8)

(1)	For the period from the commencement of operations, July 1, 2014, to December 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	For the Portfolio’s year ended December 31, 2014.

12	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for

13

Eaton Vance

Large-Cap Value Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At December 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $52,442,242 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2016, $52,442,242 are short-term.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2017, EVM earned $39,915 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $11,441 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2017. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2017 amounted to $1,089,198 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2017, the Fund paid or accrued to EVD $1,056,362 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2017, the Fund paid or accrued to EVD $121,209 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2017 amounted to $352,121 and $121,209 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2017, the Fund was informed that EVD received approximately $1,000 and $3,000 of CDSCs paid by Class A and Class C shareholders, respectively.

14

Eaton Vance

Large-Cap Value Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended June 30, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $2,909,023 and $307,459,476, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $255,642,539.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	2,305,557	4,341,764
Issued to shareholders electing to receive payments of distributions in Fund shares	278,791	762,382
Redemptions	(10,065,715)	(20,399,369)

Net decrease	(7,481,367)	(15,295,223)

Class C	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	321,107	851,053
Issued to shareholders electing to receive payments of distributions in Fund shares	31,192	95,824
Redemptions	(3,459,083)	(4,977,084)

Net decrease	(3,106,784)	(4,030,207)

Class I	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	21,121,958	47,580,028
Issued to shareholders electing to receive payments of distributions in Fund shares	544,126	1,294,081
Redemptions	(28,186,147)	(62,311,167)

Net decrease	(6,520,063)	(13,437,058)

Class R	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	357,540	915,141
Issued to shareholders electing to receive payments of distributions in Fund shares	25,147	65,906
Redemptions	(1,085,302)	(1,937,523)

Net decrease	(702,615)	(956,476)

15

Eaton Vance

Large-Cap Value Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

Class R6	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	2,756,003	524,365
Issued to shareholders electing to receive payments of distributions in Fund shares	29,927	34,900
Redemptions	(263,365)	(373,764)

Net increase	2,522,565	185,501

16

Large-Cap Value Portfolio

June 30, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 94.9%

Security	Shares	Value

Aerospace & Defense — 2.1%
United Technologies Corp.	478,786	$58,464,558

		$58,464,558

Air Freight & Logistics — 2.2%
C.H. Robinson Worldwide, Inc.(1)	889,395	$61,083,649

		$61,083,649

Auto Components — 1.5%
Goodyear Tire & Rubber Co. (The)	1,211,450	$42,352,292

		$42,352,292

Banks — 13.3%
Bank of America Corp.	1,176,105	$28,532,307
Great Western Bancorp, Inc.	502,530	20,508,249
JPMorgan Chase & Co.	1,411,241	128,987,428
KeyCorp	1,528,850	28,650,649
U.S. Bancorp	1,047,664	54,394,715
Wells Fargo & Co.	1,909,481	105,804,342

		$366,877,690

Capital Markets — 4.7%
Charles Schwab Corp. (The)(1)	543,148	$23,333,638
Credit Suisse Group AG	2,943,737	42,834,290
E*TRADE Financial Corp.(2)	822,674	31,286,292
Goldman Sachs Group, Inc. (The)	147,848	32,807,471

		$130,261,691

Containers & Packaging — 1.0%
International Paper Co.(1)	459,967	$26,038,732

		$26,038,732

Diversified Telecommunication Services — 3.2%
Verizon Communications, Inc.	1,961,737	$87,611,174

		$87,611,174

Electric Utilities — 2.5%
NextEra Energy, Inc.	499,841	$70,042,719

		$70,042,719

Energy Equipment & Services — 2.0%
Halliburton Co.	904,149	$38,616,204
Oceaneering International, Inc.	727,749	16,621,787

		$55,237,991

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 5.9%
DDR Corp.	2,194,349	$19,902,745
Equity Residential	598,397	39,392,475
Public Storage	188,015	39,206,768
Simon Property Group, Inc.	400,318	64,755,440

		$163,257,428

Food Products — 3.5%
McCormick & Co., Inc.(1)	278,436	$27,150,295
Mondelez International, Inc., Class A	1,275,548	55,090,918
TreeHouse Foods, Inc.(1)(2)	186,077	15,200,630

		$97,441,843

Health Care Equipment & Supplies — 2.3%
Boston Scientific Corp.(2)	1,048,359	$29,060,511
Zimmer Biomet Holdings, Inc.	275,069	35,318,860

		$64,379,371

Health Care Providers & Services — 1.5%
Aetna, Inc.	271,135	$41,166,427

		$41,166,427

Household Products — 1.3%
Colgate-Palmolive Co.(1)	475,250	$35,230,283

		$35,230,283

Industrial Conglomerates — 0.7%
General Electric Co.	727,087	$19,638,620

		$19,638,620

Insurance — 5.5%
Alleghany Corp.(2)	60,279	$35,853,949
American Financial Group, Inc.	152,363	15,140,311
Chubb, Ltd.	465,399	67,659,707
WR Berkley Corp.(1)	463,789	32,080,285

		$150,734,252

Internet Software & Services — 2.8%
Alphabet, Inc., Class C(2)	44,918	$40,818,334
eBay, Inc.(2)	1,056,183	36,881,911

		$77,700,245

IT Services — 1.0%
Leidos Holdings, Inc.	508,564	$26,287,673

		$26,287,673

17	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Leisure Products — 0.6%
Mattel, Inc.	732,393	$15,768,421

		$15,768,421

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	115,680	$20,182,690

		$20,182,690

Machinery — 1.5%
Caterpillar, Inc.(1)	394,728	$42,417,471

		$42,417,471

Multi-Utilities — 3.0%
CMS Energy Corp.	991,821	$45,871,721
Sempra Energy(1)	331,377	37,362,757

		$83,234,478

Oil, Gas & Consumable Fuels — 9.1%
Chevron Corp.	736,762	$76,866,380
ConocoPhillips	1,376,091	60,492,960
EOG Resources, Inc.	468,212	42,382,550
Exxon Mobil Corp.	201,420	16,260,637
Phillips 66	300,418	24,841,565
Pioneer Natural Resources Co.(1)	189,730	30,277,113

		$251,121,205

Personal Products — 1.4%
Estee Lauder Cos., Inc. (The), Class A(1)	413,044	$39,643,963

		$39,643,963

Pharmaceuticals — 10.6%
Allergan PLC(1)	264,724	$64,351,757
Eli Lilly & Co.	480,754	39,566,054
Johnson & Johnson	817,759	108,181,338
Pfizer, Inc.	2,025,672	68,042,323
Zoetis, Inc.	215,469	13,440,956

		$293,582,428

Road & Rail — 1.9%
CSX Corp.	965,272	$52,665,240

		$52,665,240

Semiconductors & Semiconductor Equipment — 2.4%
Intel Corp.(1)	1,578,881	$53,271,445
NXP Semiconductors NV(2)	112,640	12,328,448

		$65,599,893

Security	Shares	Value

Specialty Retail — 0.9%
Home Depot, Inc. (The)	166,171	$25,490,631

		$25,490,631

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	141,548	$20,385,743

		$20,385,743

Textiles, Apparel & Luxury Goods — 1.9%
Lululemon Athletica, Inc.(2)	520,021	$31,029,653
VF Corp.(1)	381,650	21,983,040

		$53,012,693

Tobacco — 3.2%
Altria Group, Inc.	273,355	$20,356,747
Philip Morris International, Inc.	588,793	69,153,738

		$89,510,485

Total Common Stocks (identified cost $2,259,384,613)		$2,626,421,979

Exchange-Traded Funds — 2.5%

Security	Shares	Value

Equity Funds — 2.5%
iShares Russell 1000 Value ETF	594,015	$69,161,166

Total Exchange-Traded Funds (identified cost $67,267,998)		$69,161,166

Short-Term Investments — 1.8%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 1.20%(3)	36,342,057	$36,349,325
State Street Navigator Securities Lending Government Money Market Portfolio(4)	13,677,278	13,677,278

Total Short-Term Investments (identified cost $50,027,841)		$50,026,603

Total Investments — 99.2% (identified cost $2,376,680,452)		$2,745,609,748

Other Assets, Less Liabilities — 0.8%		$21,005,927

Net Assets — 100.0%		$2,766,615,675

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

18	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

(1)	All or a portion of this security was on loan at June 30, 2017.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2017.

(4)	Represents investment of cash collateral received in connection with securities lending.

19	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2017
Unaffiliated investments, at value including $210,405,360 of securities on loan (identified cost, $2,340,329,890)	$2,709,260,423
Affiliated investment, at value (identified cost, $36,350,562)	36,349,325
Dividends receivable	2,815,470
Dividends receivable from affiliated investment	25,781
Receivable for investments sold	109,152,812
Securities lending income receivable	27,455
Tax reclaims receivable	7,361,126
Total assets	$2,864,992,392

Liabilities
Collateral for securities loaned	$13,677,278
Payable for investments purchased	83,038,566
Due to custodian — foreign currency, at value (identified cost, $140)	142
Payable to affiliates:
Investment adviser fee	1,427,705
Trustees’ fees	25,375
Accrued expenses	207,651
Total liabilities	$98,376,717
Net Assets applicable to investors’ interest in Portfolio	$2,766,615,675

Sources of Net Assets
Investors’ capital	$2,397,472,007
Net unrealized appreciation	369,143,668
Total	$2,766,615,675

20	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2017
Dividends	$33,236,356
Dividends from affiliated investment	154,880
Securities lending income, net	209,023
Total investment income	$33,600,259

Expenses
Investment adviser fee	$8,825,751
Trustees’ fees and expenses	59,125
Custodian fee	263,772
Legal and accounting services	46,443
Miscellaneous	55,476
Total expenses	$9,250,567

Net investment income	$24,349,692

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$112,027,566 (1)
Investment transactions — affiliated investment	(2,426)
Foreign currency transactions	37,207
Net realized gain	$112,062,347
Change in unrealized appreciation (depreciation) —
Investments	$(14,739,741)
Investments — affiliated investment	1,712
Foreign currency	376,373
Net change in unrealized appreciation (depreciation)	$(14,361,656)

Net realized and unrealized gain	$97,700,691

Net increase in net assets from operations	$122,050,383

(1)	Includes $40,892,610 of net realized gains from redemptions in-kind.

21	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
From operations —
Net investment income	$24,349,692	$62,070,651
Net realized gain from investment and foreign currency transactions	112,062,347 (1)	69,381,024 (2)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(14,361,656)	140,159,426
Net increase in net assets from operations	$122,050,383	$271,611,101
Capital transactions —
Contributions	$2,909,023	$26,154,090
Withdrawals	(307,459,476)	(650,945,387)
Net decrease in net assets from capital transactions	$(304,550,453)	$(624,791,297)

Net decrease in net assets	$(182,500,070)	$(353,180,196)

Net Assets
At beginning of period	$2,949,115,745	$3,302,295,941
At end of period	$2,766,615,675	$2,949,115,745

(1)	Includes $40,892,610 of net realized gains from redemptions in-kind.

(2)	Includes $98,751,999 of net realized gains from redemptions in-kind.

22	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2017

Financial Highlights

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.65	%(2)	0.65%	0.64%	0.63%	0.62%	0.61%
Net investment income	1.72	%(2)	2.07%	1.73%	1.66%	1.57%	1.93%
Portfolio Turnover	46	%(3)	94%	98%	75%	49%	31%

Total Return	4.32	%(3)	10.01%	(0.67)%	11.38%	29.81%	16.20%

Net assets, end of period (000’s omitted)	$2,766,616		$2,949,116	$3,302,296	$4,132,913	$6,494,345	$7,214,818

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

23	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Large-Cap Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2017, Eaton Vance Large-Cap Value Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

24

Large-Cap Value Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $2 billion, 0.60% on net assets of $2 billion but less than $5 billion, 0.575% on net assets of $5 billion but less than $10 billion, 0.555% on net assets of $10 billion but less than $15 billion, 0.54% on net assets of $15 billion but less than $20 billion and at reduced rates on daily net assets of $20 billion and over, and is payable monthly. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2017, the Portfolio’s investment adviser fee amounted to $8,825,751 or 0.62% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $1,286,266,414 and $1,342,198,912, respectively, for the six months ended June 30, 2017. In-kind sales for the six months ended June 30, 2017 aggregated $255,642,539.

25

Large-Cap Value Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,383,264,104

Gross unrealized appreciation	$393,408,116
Gross unrealized depreciation	(31,062,472)

Net unrealized appreciation	$362,345,644

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2017.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.

At June 30, 2017, the value of the securities loaned (all common stock) and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $210,405,360 and $214,022,035, respectively. Collateral received included cash of $13,677,278 and non-cash U.S. Government securities of $200,344,757. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time. The carrying amount of the liability for collateral for securities loaned at June 30, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 7) at June 30, 2017.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

26

Large-Cap Value Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$136,624,037	$—		$—	$136,624,037
Consumer Staples	261,826,574	—		—	261,826,574
Energy	306,359,196	—		—	306,359,196
Financials	605,039,343	42,834,290		—	647,873,633
Health Care	419,310,916	—		—	419,310,916
Industrials	234,269,538	—		—	234,269,538
Information Technology	189,973,554	—		—	189,973,554
Materials	26,038,732	—		—	26,038,732
Real Estate	163,257,428	—		—	163,257,428
Telecommunication Services	87,611,174	—		—	87,611,174
Utilities	153,277,197	—		—	153,277,197

Total Common Stocks	$2,583,587,689	$42,834,290	*	$—	$2,626,421,979

Exchange-Traded Funds	$69,161,166	$—		$—	$69,161,166
Short-Term Investments	13,677,278	36,349,325		—	50,026,603

Total Investments	$2,666,426,133	$79,183,615		$—	$2,745,609,748

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

27

Eaton Vance

Large-Cap Value Fund

June 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

28

Eaton Vance

Large-Cap Value Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Large-Cap Value Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Large-Cap Value Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

29

Eaton Vance

Large-Cap Value Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of clients. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

30

Eaton Vance

Large-Cap Value Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

31

Eaton Vance

Large-Cap Value Fund

June 30, 2017

Officers and Trustees

Officers of Eaton Vance Large-Cap Value Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Large-Cap Value Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Large-Cap Value Fund and Large-Cap Value Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

33

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Investment Adviser of Large-Cap Value Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Large-Cap Value Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7702    6.30.17

Eaton Vance

Real Estate Fund

Semiannual Report

June 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2017

Eaton Vance

Real Estate Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	16

Officers and Trustees	19

Important Notices	20

Eaton Vance

Real Estate Fund

June 30, 2017

Performance1,2

Portfolio Manager J. Scott Craig

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/09/2010	04/28/2006	0.81%	–2.75%	8.51%	5.98%
Class A with 5.75% Maximum Sales Charge	—	—	–5.02	–8.35	7.23	5.35
Class I at NAV	04/28/2006	04/28/2006	0.90	–2.55	8.77	6.15
Dow Jones U.S. Select Real Estate Securities Index	—	—	1.36%	–2.43%	8.97%	5.32%
S&P 500 Index	—	—	9.34	17.90	14.62	7.18

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.48%	1.23%
Net					1.25	1.00

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)[4]
Simon Property Group, Inc.	9.9%

Public Storage	6.6

Equity Residential	6.1

AvalonBay Communities, Inc.	5.3

Boston Properties, Inc.	4.8

GGP, Inc.	4.0

Essex Property Trust, Inc.	3.5

ProLogis, Inc.	3.0

Mid-America Apartment Communities, Inc.	3.0

Welltower, Inc.	2.9

Total	49.1%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Real Estate Fund

June 30, 2017

Endnotes and Additional Disclosures

[1]

Dow Jones U.S. Select Real Estate Securities Index is an unmanaged index of publicly traded real estate securities. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class A is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Real Estate Fund

June 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 – June 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period* (1/1/17 – 6/30/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,008.10	$6.22	**	1.25%
Class I	$1,000.00	$1,009.00	$4.98	**	1.00%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.26	**	1.25%
Class I	$1,000.00	$1,019.80	$5.01	**	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Real Estate Fund

June 30, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.8%
Hilton Worldwide Holdings, Inc.	11,603	$717,646
Marriott International, Inc., Class A	8,304	832,974

		$1,550,620

Other — 1.2%
CBRE Group, Inc., Class A(1)	8,780	$319,592
Jones Lang LaSalle, Inc.	2,639	329,875

		$649,467

Real Estate Investment Trusts — 94.1%

Security	Shares	Value

Diversified, Specialty & Other — 10.4%
CoreSite Realty Corp.	6,388	$661,350
Cousins Properties, Inc.	79,540	699,156
Digital Realty Trust, Inc.	8,075	912,071
National Retail Properties, Inc.	22,967	898,010
PS Business Parks, Inc.	3,602	476,869
STORE Capital Corp.	31,289	702,438
Vornado Realty Trust	15,116	1,419,392

		$5,769,286

Health Care — 7.1%
HCP, Inc.	28,556	$912,650
Ventas, Inc.	20,177	1,401,898
Welltower, Inc.	21,238	1,589,664

		$3,904,212

Hotels & Resorts — 3.6%
DiamondRock Hospitality Co.	36,280	$397,266
Host Hotels & Resorts, Inc.	31,804	581,059
Park Hotels & Resorts, Inc.	13,182	355,387
Sunstone Hotel Investors, Inc.	42,067	678,120

		$2,011,832

Industrial — 7.6%
DCT Industrial Trust, Inc.	17,548	$937,765
Duke Realty Corp.	20,612	576,106
EastGroup Properties, Inc.	7,989	669,478
First Industrial Realty Trust, Inc.	12,215	349,593
ProLogis, Inc.	28,228	1,655,290

		$4,188,232

Security	Shares	Value

Malls and Factory Outlets — 14.5%
GGP, Inc.	93,784	$2,209,551
Simon Property Group, Inc.	33,917	5,486,414
Tanger Factory Outlet Centers, Inc.	11,925	309,811

		$8,005,776

Multifamily — 23.2%
American Campus Communities, Inc.	10,068	$476,216
AvalonBay Communities, Inc.	15,268	2,934,051
Camden Property Trust	12,635	1,080,419
Education Realty Trust, Inc.	16,585	642,669
Equity Residential	51,543	3,393,076
Essex Property Trust, Inc.	7,489	1,926,695
Invitation Homes, Inc.	34,046	736,415
Mid-America Apartment Communities, Inc.	15,684	1,652,780

		$12,842,321

Office — 10.3%
Boston Properties, Inc.	21,404	$2,633,120
Corporate Office Properties Trust	11,925	417,733
Douglas Emmett, Inc.	8,785	335,675
Highwoods Properties, Inc.	18,561	941,228
Hudson Pacific Properties, Inc.	18,402	629,164
Parkway, Inc.	32,448	742,735

		$5,699,655

Self Storage — 9.5%
CubeSmart	35,395	$850,896
Extra Space Storage, Inc.	9,546	744,588
Public Storage	17,517	3,652,820

		$5,248,304

Strip Centers — 7.9%
Acadia Realty Trust	24,113	$670,342
DDR Corp.	86,753	786,850
Federal Realty Investment Trust	9,403	1,188,445
Kimco Realty Corp.	24,609	451,575
Regency Centers Corp.	19,991	1,252,236

		$4,349,448

Total Real Estate Investment Trusts		$52,019,066

Total Common Stocks (identified cost $47,088,463)		$54,219,153

5	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.0%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.20%(2)	1,065,745	$1,065,959

Total Short-Term Investments (identified cost $1,065,995)		$1,065,959

Total Investments — 100.1% (identified cost $48,154,458)		$55,285,112

Other Assets, Less Liabilities — (0.1)%		$(28,634)

Net Assets — 100.0%		$55,256,478

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2017.

6	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2017
Unaffiliated investments, at value (identified cost, $47,088,463)	$54,219,153
Affiliated investment, at value (identified cost, $1,065,995)	1,065,959
Dividends receivable	176,469
Dividends receivable from affiliated investment	801
Receivable for investments sold	422,514
Receivable for Fund shares sold	27,667
Receivable from affiliate	6,775
Total assets	$55,919,338

Liabilities
Payable for investments purchased	$437,458
Payable for Fund shares redeemed	142,033
Payable to affiliates:
Investment adviser fee	30,197
Administration fee	6,969
Distribution and service fees	2,705
Trustees’ fees	823
Accrued expenses	42,675
Total liabilities	$662,860
Net Assets	$55,256,478

Sources of Net Assets
Paid-in capital	$48,784,735
Accumulated distributions in excess of net realized gain	(653,261)
Accumulated distributions in excess of net investment income	(5,650)
Net unrealized appreciation	7,130,654
Total	$55,256,478

Class A Shares
Net Assets	$13,054,858
Shares Outstanding	955,263
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.67
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$14.50

Class I Shares
Net Assets	$42,201,620
Shares Outstanding	3,088,554
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.66

On sales of $50,000 or more, the offering price of Class A shares is reduced.

7	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2017
Dividends	$912,271
Dividends from affiliated investment	4,765
Total investment income	$917,036

Expenses
Investment adviser fee	$170,952
Administration fee	39,450
Distribution and service fees
Class A	20,180
Trustees’ fees and expenses	1,710
Custodian fee	17,709
Transfer and dividend disbursing agent fees	23,508
Legal and accounting services	20,700
Printing and postage	7,861
Registration fees	16,571
Miscellaneous	7,001
Total expenses	$325,642
Deduct —
Allocation of expenses to affiliate	$42,433
Total expense reductions	$42,433

Net expenses	$283,209

Net investment income	$633,827

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(126,879)
Investment transactions — affiliated investment	84
Net realized loss	$(126,795)
Change in unrealized appreciation (depreciation) —
Investments	$(48,204)
Investments — affiliated investment	7
Net change in unrealized appreciation (depreciation)	$(48,197)

Net realized and unrealized loss	$(174,992)

Net increase in net assets from operations	$458,835

8	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
From operations —
Net investment income	$633,827	$568,240
Net realized gain (loss) from investment transactions and capital gain distributions received	(126,795)	1,764,854
Net change in unrealized appreciation (depreciation) from investments	(48,197)	(1,014,693)
Net increase in net assets from operations	$458,835	$1,318,401
Distributions to shareholders —
From net investment income
Class A	$(133,873)	$(262,599)
Class I	(505,604)	(445,914)
From net realized gain
Class A	—	(800,351)
Class I	—	(1,034,112)
Total distributions to shareholders	$(639,477)	$(2,542,976)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,421,819	$15,088,652
Class I	24,120,864	20,332,240
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	130,830	1,053,230
Class I	384,362	1,418,262
Cost of shares redeemed
Class A	(10,272,679)	(16,190,741)
Class I	(8,356,827)	(12,392,144)
Net increase in net assets from Fund share transactions	$8,428,369	$9,309,499

Net increase in net assets	$8,247,727	$8,084,924

Net Assets
At beginning of period	$47,008,751	$38,923,827
At end of period	$55,256,478	$47,008,751

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(5,650)	$—

9	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2017

Financial Highlights

	Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$13.700		$13.790	$14.030	$11.090	$11.300	$9.960

Income (Loss) From Operations
Net investment income(1)	$0.130		$0.158	$0.192	$0.165	$0.123	$0.121
Net realized and unrealized gain (loss)	(0.020)		0.518	0.660	3.253	(0.072)	1.423

Total income from operations	$0.110		$0.676	$0.852	$3.418	$0.051	$1.544

Less Distributions
From net investment income	$(0.140)		$(0.226)	$(0.227)	$(0.264)	$(0.117)	$(0.131)
From net realized gain	—		(0.540)	(0.865)	(0.214)	(0.144)	(0.073)

Total distributions	$(0.140)		$(0.766)	$(1.092)	$(0.478)	$(0.261)	$(0.204)

Net asset value — End of period	$13.670		$13.700	$13.790	$14.030	$11.090	$11.300

Total Return(2)(3)	0.81	%(4)	4.94%	6.40%	31.19%	0.41%	15.54%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,055		$21,078	$21,880	$11,204	$7,438	$8,692
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.25	%(5)	1.25%	1.25%	1.25%	1.25%	1.29%
Net investment income	1.91	%(5)	1.13%	1.38%	1.29%	1.05%	1.10%
Portfolio Turnover	17	%(4)	52%	72%	31%	22%	33%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator reimbursed certain operating expenses (equal to 0.16%, 0.23%, 0.30%, 0.30%, 0.27% and 0.24% of average daily net assets for the six months ended June 30, 2017 and the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$13.700		$13.800	$14.030	$11.100	$11.300	$9.960

Income (Loss) From Operations
Net investment income(1)	$0.178		$0.200	$0.192	$0.182	$0.151	$0.149
Net realized and unrealized gain (loss)	(0.056)		0.501	0.703	3.258	(0.060)	1.421

Total income from operations	$0.122		$0.701	$0.895	$3.440	$0.091	$1.570

Less Distributions
From net investment income	$(0.162)		$(0.261)	$(0.260)	$(0.296)	$(0.147)	$(0.157)
From net realized gain	—		(0.540)	(0.865)	(0.214)	(0.144)	(0.073)

Total distributions	$(0.162)		$(0.801)	$(1.125)	$(0.510)	$(0.291)	$(0.230)

Net asset value — End of period	$13.660		$13.700	$13.800	$14.030	$11.100	$11.300

Total Return(2)(3)	0.90	%(4)	5.12%	6.73%	31.40%	0.76%	15.81%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42,202		$25,930	$17,044	$22,115	$18,955	$22,728
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.00	%(5)	1.00%	1.00%	1.00%	1.00%	1.04%
Net investment income	2.63	%(5)	1.43%	1.37%	1.43%	1.29%	1.35%
Portfolio Turnover	17	%(4)	52%	72%	31%	22%	33%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator reimbursed certain operating expenses (equal to 0.16%, 0.23%, 0.30%, 0.30%, 0.27% and 0.24% of average daily net assets for the six months ended June 30, 2017 and the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Real Estate Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Dividends from real estate investment trusts (REITs) are recorded as income, capital gains or return of capital based on the nature of the distribution. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of

12

Eaton Vance

Real Estate Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least quarterly distributions of substantially all of the distributions it receives from its REIT investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Fund may also realize capital gains on the sale of its REIT shares and other investments. Distributions of these gains, if any, will be made annually. In addition, the Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$48,680,923

Gross unrealized appreciation	$7,092,435
Gross unrealized depreciation	(488,246)

Net unrealized appreciation	$6,604,189

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2017, the Fund’s investment adviser fee amounted to $170,952. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2017, the administration fee amounted to $39,450. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.25% and 1.00% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2018. Pursuant to this agreement, EVM was allocated $42,433 of the Fund’s operating expenses for the six months ended June 30, 2017. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2017, EVM earned $1,316 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,710 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2017. EVD also received distribution and service fees from Class A (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and

13

Eaton Vance

Real Estate Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2017 amounted to $20,180 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2017, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $16,509,361 and $8,612,729, respectively, for the six months ended June 30, 2017.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	176,461	1,078,893
Issued to shareholders electing to receive payments of distributions in Fund shares	9,606	76,171
Redemptions	(769,918)	(1,202,395)

Net decrease	(583,851)	(47,331)

Class I	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	1,779,639	1,446,548
Issued to shareholders electing to receive payments of distributions in Fund shares	28,243	102,353
Redemptions	(611,982)	(891,569)

Net increase	1,195,900	657,332

At June 30, 2017, donor advised funds (established and maintained by a public charity) managed by EVM and an Eaton Vance collective investment trust owned in the aggregate 16.2% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2017.

14

Eaton Vance

Real Estate Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

9  Concentration of Risk

In accordance with the Fund’s strategy, under normal market conditions, the Fund’s investments are concentrated in equity securities of companies primarily engaged in the real estate industry, such as REITs and other real estate related investments. Securities of companies in the real estate industry are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$54,219,153	*	$—	$—	$54,219,153
Short-Term Investments	—		1,065,959	—	1,065,959

Total Investments	$54,219,153		$1,065,959	$—	$55,285,112

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

15

Eaton Vance

Real Estate Fund

June 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

16

Eaton Vance

Real Estate Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Real Estate Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

17

Eaton Vance

Real Estate Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, and in light of the level of the Adviser’s 2016 profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

18

Eaton Vance

Real Estate Fund

June 30, 2017

Officers and Trustees

Officers of Eaton Vance Real Estate Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Real Estate Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

19

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

20

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7749    6.30.17

Eaton Vance

Small-Cap Fund

Semiannual Report

June 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2017

Eaton Vance

Small-Cap Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	20

Officers and Trustees	23

Important Notices	24

Eaton Vance

Small-Cap Fund

June 30, 2017

Performance1,2

Portfolio Managers Michael D. McLean, CFA and J. Griffith Noble, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/02/1997	01/02/1997	5.49%	21.48%	13.22%	6.98%
Class A with 5.75% Maximum Sales Charge	—	—	–0.59	14.46	11.89	6.35
Class C at NAV	05/03/2002	01/02/1997	5.07	20.46	12.35	6.17
Class C with 1% Maximum Sales Charge	—	—	4.07	19.46	12.35	6.17
Class I at NAV	09/02/2008	01/02/1997	5.56	21.70	13.48	7.51
Class R at NAV	08/03/2009	01/02/1997	5.34	21.11	12.93	6.77
Russell 2000® Index	—	—	4.99%	24.60%	13.69%	6.91%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
Gross			1.52%	2.27%	1.27%	1.77%
Net			1.35	2.10	1.10	1.60

Fund Profile

Common Stock Sector Allocation (% of net assets)

Top 10 Holdings (% of net assets)4

ServiceMaster Global Holdings, Inc.	2.5%

Integra LifeSciences Holdings Corp.	2.5

RealPage, Inc.	2.4

Ligand Pharmaceuticals, Inc.	2.2

Balcham Corp.	2.2

Hexcel Corp.	2.2

West Pharmaceutical Services, Inc.	2.1

Dolby Laboratories, Inc., Class A	2.1

ACI Worldwide, Inc.	2.0

Pinnacle Foods, Inc.	2.0

Total	22.2%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Small-Cap Fund

June 30, 2017

Endnotes and Additional Disclosures

[1]

Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I and Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Small-Cap Fund

June 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 – June 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period* (1/1/17 – 6/30/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,054.90	$7.59	**	1.49%
Class C	$1,000.00	$1,050.70	$11.34	**	2.23%
Class I	$1,000.00	$1,055.60	$6.22	**	1.22%
Class R	$1,000.00	$1,053.40	$8.81	**	1.73%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.40	$7.45	**	1.49%
Class C	$1,000.00	$1,013.70	$11.13	**	2.23%
Class I	$1,000.00	$1,018.70	$6.11	**	1.22%
Class R	$1,000.00	$1,016.20	$8.65	**	1.73%
Effective May 1, 2017, contractual expense caps of the Fund were implemented. If the expense caps had been in place during the entire reporting period, the actual and hypothetical ending account values, expenses paid and annualized expense ratios would have been as follows:

	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period* (1/1/17 – 6/30/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,054.90	$6.88	**	1.35%
Class C	$1,000.00	$1,050.70	$10.68	**	2.10%
Class I	$1,000.00	$1,055.60	$5.61	**	1.10%
Class R	$1,000.00	$1,053.40	$8.15	**	1.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$6.76	**	1.35%
Class C	$1,000.00	$1,014.40	$10.49	**	2.10%
Class I	$1,000.00	$1,019.30	$5.51	**	1.10%
Class R	$1,000.00	$1,016.90	$8.00	**	1.60%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Small-Cap Fund

June 30, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value

Aerospace & Defense — 3.6%
Hexcel Corp.	32,687	$1,725,547
Mercury Systems, Inc.(1)	27,247	1,146,826

		$2,872,373

Air Freight & Logistics — 0.8%
Hub Group, Inc., Class A(1)	16,925	$649,074

		$649,074

Banks — 10.6%
Ameris Bancorp	16,210	$781,322
Bank of the Ozarks, Inc.	30,503	1,429,676
BankUnited, Inc.	15,233	513,504
Columbia Banking System, Inc.	25,863	1,030,640
First Hawaiian, Inc.	30,990	948,914
Sterling Bancorp	54,007	1,255,663
WesBanco, Inc.	25,995	1,027,842
Western Alliance Bancorp(1)	16,308	802,354
Wintrust Financial Corp.	8,350	638,274

		$8,428,189

Biotechnology — 2.2%
Ligand Pharmaceuticals, Inc.(1)	14,752	$1,790,893

		$1,790,893

Capital Markets — 3.7%
CBOE Holdings, Inc.	10,390	$949,646
Cohen & Steers, Inc.	28,015	1,135,728
Lazard, Ltd., Class A	18,098	838,480

		$2,923,854

Chemicals — 2.2%
Balchem Corp.	22,222	$1,726,872

		$1,726,872

Commercial Services & Supplies — 4.1%
Brink’s Co. (The)	9,680	$648,560
Deluxe Corp.	14,944	1,034,424
Multi-Color Corp.	19,097	1,558,315

		$3,241,299

Security	Shares	Value

Communications Equipment — 1.1%
NETGEAR, Inc.(1)	20,436	$880,791

		$880,791

Construction Materials — 1.8%
US Concrete, Inc.(1)	18,207	$1,430,160

		$1,430,160

Diversified Consumer Services — 5.4%
Bright Horizons Family Solutions, Inc.(1)	18,890	$1,458,497
Grand Canyon Education, Inc.(1)	10,454	819,698
ServiceMaster Global Holdings, Inc.(1)	50,973	1,997,632

		$4,275,827

Electric Utilities — 0.5%
ALLETE, Inc.	5,512	$395,100

		$395,100

Electrical Equipment — 1.9%
AZZ, Inc.	12,989	$724,786
EnerSys	10,429	755,581

		$1,480,367

Electronic Equipment, Instruments & Components — 2.5%
Dolby Laboratories, Inc., Class A	33,430	$1,636,733
MTS Systems Corp.	7,145	370,111

		$2,006,844

Energy Equipment & Services — 0.4%
Oceaneering International, Inc.	15,018	$343,011

		$343,011

Equity Real Estate Investment Trusts (REITs) — 6.7%
Acadia Realty Trust	30,757	$855,045
CubeSmart	51,644	1,241,522
DCT Industrial Trust, Inc.	20,905	1,117,163
Education Realty Trust, Inc.	18,390	712,612
Parkway, Inc.	30,720	703,181
STORE Capital Corp.	30,794	691,325

		$5,320,848

Food & Staples Retailing — 1.8%
Performance Food Group Co.(1)	53,867	$1,475,956

		$1,475,956

5	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Food Products — 2.0%
Pinnacle Foods, Inc.	26,362	$1,565,903

		$1,565,903

Health Care Equipment & Supplies — 6.0%
ICU Medical, Inc.(1)	6,599	$1,138,328
Integra LifeSciences Holdings Corp.(1)	35,944	1,959,307
West Pharmaceutical Services, Inc.	17,399	1,644,553

		$4,742,188

Health Care Providers & Services — 2.2%
Amedisys, Inc.(1)	16,580	$1,041,390
Envision Healthcare Corp.(1)	11,762	737,124

		$1,778,514

Hotels, Restaurants & Leisure — 1.0%
Dave & Buster’s Entertainment, Inc.(1)	7,314	$486,454
Papa John’s International, Inc.	3,960	284,170

		$770,624

Household Products — 0.5%
Central Garden & Pet Co., Class A(1)	12,184	$365,764

		$365,764

Insurance — 4.1%
First American Financial Corp.	33,033	$1,476,245
Horace Mann Educators Corp.	31,362	1,185,483
RLI Corp.	11,519	629,168

		$3,290,896

Internet Software & Services — 0.2%
Okta, Inc.(1)	7,221	$164,639

		$164,639

IT Services — 4.7%
Black Knight Financial Services, Inc., Class A(1)	26,856	$1,099,753
CSG Systems International, Inc.	30,353	1,231,725
Euronet Worldwide, Inc.(1)	16,008	1,398,619

		$3,730,097

Life Sciences Tools & Services — 2.9%
Cambrex Corp.(1)	20,891	$1,248,237
Patheon NV(1)	29,861	1,041,552

		$2,289,789

Security	Shares	Value

Machinery — 2.5%
Milacron Holdings Corp.(1)	51,785	$910,898
RBC Bearings, Inc.(1)	10,509	1,069,396

		$1,980,294

Marine — 1.4%
Kirby Corp.(1)	17,208	$1,150,355

		$1,150,355

Oil, Gas & Consumable Fuels — 3.8%
Diamondback Energy, Inc.(1)	5,080	$451,155
Jagged Peak Energy, Inc.(1)	18,222	243,264
PDC Energy, Inc.(1)	21,083	908,888
Rice Energy, Inc.(1)	53,469	1,423,879

		$3,027,186

Professional Services — 2.8%
Dun & Bradstreet Corp. (The)	7,592	$821,075
WageWorks, Inc.(1)	20,930	1,406,496

		$2,227,571

Road & Rail — 1.7%
Landstar System, Inc.	16,159	$1,383,210

		$1,383,210

Semiconductors & Semiconductor Equipment — 2.7%
PDF Solutions, Inc.(1)	55,740	$916,923
Veeco Instruments, Inc.(1)	44,260	1,232,641

		$2,149,564

Software — 6.4%
ACI Worldwide, Inc.(1)	71,760	$1,605,271
Blackbaud, Inc.	15,052	1,290,709
Monotype Imaging Holdings, Inc.	14,017	256,511
RealPage, Inc.(1)	54,170	1,947,412

		$5,099,903

Specialty Retail — 2.2%
Burlington Stores, Inc.(1)	14,643	$1,347,010
Lithia Motors, Inc., Class A	4,540	427,804

		$1,774,814

Textiles, Apparel & Luxury Goods — 0.3%
Steven Madden, Ltd.(1)	6,176	$246,731

		$246,731

6	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thrifts & Mortgage Finance — 1.8%
Essent Group, Ltd.(1)	38,459	$1,428,367

		$1,428,367

Total Common Stocks (identified cost $62,020,401)		$78,407,867

Exchange-Traded Funds — 1.3%

Security	Shares	Value

Equity Funds — 1.3%
iShares Russell 2000 ETF	7,590	$1,069,583

Total Exchange-Traded Funds (identified cost $1,049,647)		$1,069,583

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.20%(2)	450,940	$451,030

Total Short-Term Investments (identified cost $451,062)		$451,030

Total Investments — 100.4% (identified cost $63,521,110)		$79,928,480

Other Assets, Less Liabilities — (0.4)%		$(281,381)

Net Assets — 100.0%		$79,647,099

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2017.

7	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2017
Unaffiliated investments, at value (identified cost, $63,070,048)	$79,477,450
Affiliated investment, at value (identified cost, $451,062)	451,030
Dividends receivable	56,972
Dividends receivable from affiliated investment	472
Receivable for Fund shares sold	134,152
Receivable from affiliate	6,194
Total assets	$80,126,270

Liabilities
Payable for investments purchased	$217,026
Payable for Fund shares redeemed	152,489
Payable to affiliates:
Investment adviser fee	49,012
Administration fee	9,802
Distribution and service fees	13,911
Trustees’ fees	1,263
Accrued expenses	35,668
Total liabilities	$479,171
Net Assets	$79,647,099

Sources of Net Assets
Paid-in capital	$56,576,925
Accumulated net realized gain	6,868,865
Accumulated net investment loss	(206,061)
Net unrealized appreciation	16,407,370
Net Assets	$79,647,099

Class A Shares
Net Assets	$26,357,291
Shares Outstanding	1,961,911
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.43
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$14.25

Class C Shares
Net Assets	$9,954,949
Shares Outstanding	858,025
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.60

Class I Shares
Net Assets	$42,725,158
Shares Outstanding	2,924,701
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.61

Class R Shares
Net Assets	$609,701
Shares Outstanding	46,860
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.01

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2017
Dividends	$357,726
Dividends from affiliated investment	5,433
Total investment income	$363,159

Expenses
Investment adviser fee	$292,406
Administration fee	58,481
Distribution and service fees
Class A	34,878
Class B	3,065
Class C	49,699
Class R	1,642
Trustees’ fees and expenses	2,718
Custodian fee	21,916
Transfer and dividend disbursing agent fees	48,560
Legal and accounting services	22,096
Printing and postage	13,409
Registration fees	29,745
Miscellaneous	9,201
Total expenses	$587,816
Deduct —
Allocation of expenses to affiliate	$18,596
Total expense reductions	$18,596

Net expenses	$569,220

Net investment loss	$(206,061)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$4,863,266
Investment transactions — affiliated investment	187
Net realized gain	$4,863,453
Change in unrealized appreciation (depreciation) —
Investments	$(477,815)
Investments — affiliated investment	116
Net change in unrealized appreciation (depreciation)	$(477,699)

Net realized and unrealized gain	$4,385,754

Net increase in net assets from operations	$4,179,693

9	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
From operations —
Net investment loss	$(206,061)	$(316,278)
Net realized gain from investment transactions	4,863,453	12,354,057
Net change in unrealized appreciation (depreciation) from investments	(477,699)	971,881
Net increase in net assets from operations	$4,179,693	$13,009,660
Distributions to shareholders —
From net realized gain
Class A	$—	$(3,775,338)
Class B	—	(165,944)
Class C	—	(1,370,588)
Class I	—	(4,384,612)
Class R	—	(67,068)
Total distributions to shareholders	$—	$(9,763,550)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,697,066	$7,592,286
Class B	35,944	120,617
Class C	1,761,615	2,765,477
Class I	11,219,228	6,166,627
Class R	163,636	355,974
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	3,539,397
Class B	—	157,261
Class C	—	1,211,411
Class I	—	4,113,686
Class R	—	67,068
Cost of shares redeemed
Class A	(8,985,220)	(8,999,925)
Class B	(112,082)	(500,293)
Class C	(2,312,280)	(3,051,012)
Class I	(5,498,047)	(29,930,757)
Class R	(156,121)	(162,824)
Net asset value of shares exchanged
Class A	111,870	692,202
Class B	(111,870)	(692,202)
Net asset value of shares merged*
Class A	878,745	—
Class B	(878,745)	—
Net decrease in net assets from Fund share transactions	$(1,186,261)	$(16,555,007)

Net increase (decrease) in net assets	$2,993,432	$(13,308,897)

Net Assets
At beginning of period	$76,653,667	$89,962,564
At end of period	$79,647,099	$76,653,667

Accumulated undistributed net investment income (loss) included in net assets
At end of period	$(206,061)	$—

*	At the close of business on April 27, 2017, Class B shares were merged into Class A shares.

10	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2017

Financial Highlights

	Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014		2013	2012
Net asset value — Beginning of period	$12.740		$12.200	$15.320	$18.040		$14.170	$13.550

Income (Loss) From Operations
Net investment loss(1)	$(0.037)		$(0.053)	$(0.078)	$(0.078)		$(0.084)	$(0.008)
Net realized and unrealized gain (loss)	0.727		2.361	(0.205)	0.618		5.031	1.611

Total income (loss) from operations	$0.690		$2.308	$(0.283)	$0.540		$4.947	$1.603

Less Distributions
From net investment income	$—		$—	$—	$—		$(0.008)	$(0.124)
From net realized gain	—		(1.768)	(2.837)	(3.260)		(1.069)	(0.859)

Total distributions	$—		$(1.768)	$(2.837)	$(3.260)		$(1.077)	$(0.983)

Net asset value — End of period	$13.430		$12.740	$12.200	$15.320		$18.040	$14.170

Total Return(2)	5.49	%(3)(4)	19.32%	(2.78)%	3.77	%(5)	35.25%	11.85%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,357		$30,174	$26,391	$29,536		$37,128	$32,126
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.49	%(4)(8)	1.52%	1.43%	1.39%		1.36%	1.40%
Net investment loss	(0.56	)%(8)	(0.43)%	(0.52)%	(0.44)%		(0.51)%	(0.06)%
Portfolio Turnover of the Portfolio(9)	—		—	—	—		—	31	%(3)
Portfolio Turnover of the Fund	29	%(3)	76%	71%	66%		44%	31	%(3)(10)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	The administrator reimbursed certain operating expenses (equal to 0.05% of average daily net assets for the six months ended June 30, 2017). Absent this reimbursement, total return would be lower.

(5)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Small-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to May 1, 2012 and which had the same investment objective and policies as the Fund during such period.

11	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014		2013	2012
Net asset value — Beginning of period	$11.040		$10.850	$14.040	$16.930		$13.450	$12.900

Income (Loss) From Operations
Net investment loss(1)	$(0.073)		$(0.129)	$(0.173)	$(0.198)		$(0.195)	$(0.107)
Net realized and unrealized gain (loss)	0.633		2.087	(0.180)	0.568		4.752	1.530

Total income (loss) from operations	$0.560		$1.958	$(0.353)	$0.370		$4.557	$1.423

Less Distributions
From net investment income	$—		$—	$—	$—		$(0.008)	$(0.014)
From net realized gain	—		(1.768)	(2.837)	(3.260)		(1.069)	(0.859)

Total distributions	$—		$(1.768)	$(2.837)	$(3.260)		$(1.077)	$(0.873)

Net asset value — End of period	$11.600		$11.040	$10.850	$14.040		$16.930	$13.450

Total Return(2)	5.07	%(3)(4)	18.47%	(3.59)%	3.02	%(5)	34.24%	11.03%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,955		$10,001	$9,040	$10,883		$13,806	$11,099
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	2.23	%(4)(8)	2.27%	2.18%	2.14%		2.11%	2.16%
Net investment loss	(1.30	)%(8)	(1.18)%	(1.27)%	(1.18)%		(1.25)%	(0.80)%
Portfolio Turnover of the Portfolio(9)	—		—	—	—		—	31	%(3)
Portfolio Turnover of the Fund	29	%(3)	76%	71%	66%		44%	31	%(3)(10)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	The administrator reimbursed certain operating expenses (equal to 0.05% of average daily net assets for the six months ended June 30, 2017). Absent this reimbursement, total return would be lower.

(5)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Small-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to May 1, 2012 and which had the same investment objective and policies as the Fund during such period.

12	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014		2013	2012
Net asset value — Beginning of period	$13.840		$13.080	$16.190	$18.840		$14.720	$14.050

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.020)		$(0.027)	$(0.043)	$(0.040)		$(0.036)	$0.030
Net realized and unrealized gain (loss)	0.790		2.555	(0.230)	0.650		5.233	1.665

Total income (loss) from operations	$0.770		$2.528	$(0.273)	$0.610		$5.197	$1.695

Less Distributions
From net investment income	$—		$—	$—	$—		$(0.008)	$(0.166)
From net realized gain	—		(1.768)	(2.837)	(3.260)		(1.069)	(0.859)

Total distributions	$—		$(1.768)	$(2.837)	$(3.260)		$(1.077)	$(1.025)

Net asset value — End of period	$14.610		$13.840	$13.080	$16.190		$18.840	$14.720

Total Return(2)	5.56	%(3)(4)	19.70%	(2.57)%	3.99	%(5)	35.63%	12.08%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42,725		$34,888	$52,335	$74,510		$171,120	$131,456
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.22	%(4)(8)	1.27%	1.18%	1.13%		1.12%	1.15%
Net investment income (loss)	(0.29	)%(8)	(0.21)%	(0.27)%	(0.22)%		(0.21)%	0.21%
Portfolio Turnover of the Portfolio(9)	—		—	—	—		—	31	%(3)
Portfolio Turnover of the Fund	29	%(3)	76%	71%	66%		44%	31	%(3)(10)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	The administrator reimbursed certain operating expenses (equal to 0.05% of average daily net assets for the six months ended June 30, 2017). Absent this reimbursement, total return would be lower.

(5)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Small-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to May 1, 2012 and which had the same investment objective and policies as the Fund during such period.

13	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2017

Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014		2013	2012
Net asset value — Beginning of period	$12.350		$11.900	$15.050	$17.820		$14.040	$13.460

Income (Loss) From Operations
Net investment loss(1)	$(0.050)		$(0.078)	$(0.113)	$(0.111)		$(0.110)	$(0.027)
Net realized and unrealized gain (loss)	0.710		2.296	(0.200)	0.601		4.967	1.584

Total income (loss) from operations	$0.660		$2.218	$(0.313)	$0.490		$4.857	$1.557

Less Distributions
From net investment income	$—		$—	$—	$—		$(0.008)	$(0.118)
From net realized gain	—		(1.768)	(2.837)	(3.260)		(1.069)	(0.859)

Total distributions	$—		$(1.768)	$(2.837)	$(3.260)		$(1.077)	$(0.977)

Net asset value — End of period	$13.010		$12.350	$11.900	$15.050		$17.820	$14.040

Total Return(2)	5.34	%(3)(4)	19.04%	(3.05)%	3.54	%(5)	34.93%	11.58%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$610		$567	$289	$305		$205	$65
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.73	%(4)(8)	1.77%	1.68%	1.63%		1.61%	1.65%
Net investment loss	(0.80	)%(8)	(0.64)%	(0.77)%	(0.63)%		(0.66)%	(0.19)%
Portfolio Turnover of the Portfolio(9)	—		—	—	—		—	31	%(3)
Portfolio Turnover of the Fund	29	%(3)	76%	71%	66%		44%	31	%(3)(10)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	The administrator reimbursed certain operating expenses (equal to 0.05% of average daily net assets for the six months ended June 30, 2017). Absent this reimbursement, total return would be lower.

(5)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Small-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to May 1, 2012 and which had the same investment objective and policies as the Fund during such period.

14	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. The Fund previously offered Class B shares, which beginning January 1, 2012, were only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Class B shares automatically converted to Class A shares eight years after their purchase as described in the Fund’s prospectus. At the close of business on April 27, 2017, Class B shares were merged into Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business

15

Eaton Vance

Small-Cap Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$63,602,600

Gross unrealized appreciation	$17,490,323
Gross unrealized depreciation	(1,164,443)

Net unrealized appreciation	$16,325,880

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended June 30, 2017, the Fund’s investment adviser fee amounted to $292,406 or 0.75% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2017, the administration fee amounted to $58,481.

Effective May 1, 2017, EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.35%, 2.10%, 1.10% and 1.60% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively, through April 30, 2018. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $18,596 of the Fund’s operating expenses for the six months ended June 30, 2017.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2017, EVM earned $6,547 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,650 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2017. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

16

Eaton Vance

Small-Cap Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2017 amounted to $34,878 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan), Class R shares (Class R Plan) and, prior to the close of business on April 27, 2017, Class B shares (Class B Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund paid/pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2017, the Fund paid or accrued to EVD $2,299 and $37,274 for Class B and Class C shares, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2017, the Fund paid or accrued to EVD $821 for Class R shares.

Pursuant to the Class B (prior to the close of business on April 27, 2017), Class C and Class R Plans, the Fund also made/makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2017 amounted to $766, $12,425 and $821 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase and, prior to the close of business on April 27, 2017, on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares was imposed at declining rates that began at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended June 30, 2017, the Fund was informed that EVD received approximately $100 of CDSCs paid by each of Class A, Class B and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $23,018,400 and $22,820,622, respectively, for the six months ended June 30, 2017.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	207,615	595,519
Issued to shareholders electing to receive payments of distributions in Fund shares	—	278,345
Redemptions	(688,216)	(724,165)
Merger from Class B shares	65,809	—
Exchange from Class B shares	8,496	54,526

Net increase (decrease)	(406,296)	204,225

17

Eaton Vance

Small-Cap Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

Class B	Six Months Ended June 30, 2017 (Unaudited)(1)	Year Ended December 31, 2016

Sales	2,995	10,193
Issued to shareholders electing to receive payments of distributions in Fund shares	—	13,409
Redemptions	(9,372)	(44,577)
Merger to Class A shares	(71,490)	—
Exchange to Class A shares	(9,223)	(58,531)

Net decrease	(87,090)	(79,506)

Class C	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	156,583	241,766
Issued to shareholders electing to receive payments of distributions in Fund shares	—	109,350
Redemptions	(204,083)	(278,425)

Net increase (decrease)	(47,500)	72,691

Class I	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	792,299	449,818
Issued to shareholders electing to receive payments of distributions in Fund shares	—	299,002
Redemptions	(388,800)	(2,228,171)

Net increase (decrease)	403,499	(1,479,351)

Class R	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	13,102	30,282
Issued to shareholders electing to receive payments of distributions in Fund shares	—	5,417
Redemptions	(12,158)	(14,025)

Net increase	944	21,674

(1)	Offering of Class B shares was discontinued during the six months ended June 30, 2017 (see Note 1).

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2017.

18

Eaton Vance

Small-Cap Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$78,407,867	*	$—	$—	$78,407,867
Exchange-Traded Funds	1,069,583		—	—	1,069,583
Short-Term Investments	—		451,030	—	451,030

Total Investments	$79,477,450		$451,030	$—	$79,928,480

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

19

Eaton Vance

Small-Cap Fund

June 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

20

Eaton Vance

Small-Cap Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Small-Cap Fund (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

21

Eaton Vance

Small-Cap Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of clients. The Board considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s expense ratio relative to comparable funds. The Board also considered the fact that the Adviser had undertaken to reimburse expenses of the Fund in an agreed upon amount, such expense reimbursement arrangement to be effective May 1, 2017.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

22

Eaton Vance

Small-Cap Fund

June 30, 2017

Officers and Trustees

Officers of Eaton Vance Small-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Small-Cap Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7699    6.30.17

Eaton Vance

Global Small-Cap Fund

Semiannual Report

June 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2017

Eaton Vance

Global Small-Cap Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	21

Officers and Trustees	25

Important Notices	26

Eaton Vance

Global Small-Cap Fund

June 30, 2017

Performance1,2

Portfolio Manager Aidan M. Farrell, of Eaton Vance Management (International) Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/28/2002	06/28/2002	11.78%	21.89%	9.75%	4.90%
Class A with 5.75% Maximum Sales Charge	—	—	5.33	14.88	8.46	4.28
Class C at NAV	07/03/2002	07/03/2002	11.41	21.02	8.94	4.12
Class C with 1% Maximum Sales Charge	—	—	10.41	20.02	8.94	4.12
Class I at NAV	10/01/2009	06/28/2002	11.97	22.16	10.03	5.11
MSCI World Small Cap Index	—	—	9.72%	20.90%	12.94%	5.53%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				2.17%	2.92%	1.92%
Net				1.40	2.15	1.15

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Small-Cap Fund

June 30, 2017

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

First Republic Bank	1.7%

Frutarom Industries, Ltd.	1.3

Melrose Industries PLC	1.3

Hexcel Corp.	1.2

IWG PLC	1.2

UDG Healthcare PLC	1.1

Bright Horizons Family Solutions, Inc.	1.1

Multi-Color Corp.	1.1

US Concrete, Inc.	1.1

CAE, Inc.	1.1

Total	12.2%

Country Allocation (% of net assets)

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Global Small-Cap Fund

June 30, 2017

Endnotes and Additional Disclosures

[1]

MSCI World Small Cap Index is an unmanaged index of small-cap equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective July 6, 2015, the Fund changed its name, investment objective and investment strategy. Performance prior to July 2015 reflects the Fund’s performance under its former investment objective and policies.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Global Small-Cap Fund

June 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 – June 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period* (1/1/17 – 6/30/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,117.80	$7.35	**	1.40%
Class C	$1,000.00	$1,114.10	$11.27	**	2.15%
Class I	$1,000.00	$1,119.70	$6.04	**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$7.00	**	1.40%
Class C	$1,000.00	$1,014.10	$10.74	**	2.15%
Class I	$1,000.00	$1,019.10	$5.76	**	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

5

Eaton Vance

Global Small-Cap Fund

June 30, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value

Australia — 3.4%
Amaysim Australia, Ltd.	57,079	$68,447
BWX, Ltd.	19,872	89,852
Challenger, Ltd.	11,618	119,148
Mirvac Group	54,916	89,801
OZ Minerals, Ltd.	6,248	35,566
Regis Resources, Ltd.	19,042	55,416
Super Retail Group, Ltd.	10,603	66,817
Tox Free Solutions, Ltd.	60,208	111,041

		$636,088

Austria — 0.5%
ams AG	1,602	$103,957

		$103,957

Belgium — 1.5%
Kinepolis Group NV	1,328	$73,731
Warehouses De Pauw CVA	795	83,545
X-Fab Silicon Foundries SE(1)(2)	11,768	118,279

		$275,555

Bermuda — 0.6%
Essent Group, Ltd.(1)	2,972	$110,380

		$110,380

Canada — 4.5%
Boardwalk Real Estate Investment Trust	2,326	$85,288
CAE, Inc.	11,478	197,909
CES Energy Solutions Corp.	28,009	124,839
Detour Gold Corp.(1)	4,190	49,047
Laurentian Bank of Canada	2,094	87,471
North West Co., Inc. (The)	3,565	85,936
Pan American Silver Corp.	2,119	35,638
Seven Generations Energy, Ltd., Class A(1)	8,895	152,343
Torex Gold Resources, Inc.(1)	1,820	34,707

		$853,178

China — 0.6%
TAL Education Group ADR	1,002	$122,555

		$122,555

Security	Shares	Value

Finland — 0.9%
Amer Sports Oyj	3,309	$82,764
Technopolis Oyj	19,895	83,866

		$166,630

France — 1.4%
Criteo SA ADR(1)	1,446	$70,926
Ipsen SA	724	99,071
Rubis SCA	795	90,171

		$260,168

Germany — 1.3%
Axel Springer SE	1,560	$93,836
Carl Zeiss Meditec AG	2,084	108,398
Salzgitter AG	1,034	42,198

		$244,432

Hong Kong — 0.7%
Hysan Development Co., Ltd.	25,938	$123,786

		$123,786

Ireland — 1.6%
Irish Residential Properties REIT PLC	50,756	$78,784
UDG Healthcare PLC	19,160	216,108

		$294,892

Israel — 1.3%
Frutarom Industries, Ltd.	3,570	$249,231

		$249,231

Italy — 2.3%
Amplifon SpA	6,935	$91,515
Banca Generali SpA	5,072	151,350
MARR SpA	3,201	76,154
Moncler SpA	4,734	111,053

		$430,072

Japan — 11.6%
77 Bank, Ltd. (The)	20,786	$102,606
Ariake Japan Co., Ltd.	1,906	132,823
Daifuku Co., Ltd.	3,829	114,857
Eiken Chemical Co., Ltd.	2,385	72,104
FP Corp.	2,110	114,256
GMO Internet, Inc.	5,976	77,804

6	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
H.I.S. Co., Ltd.	3,036	$91,504
Heiwa Real Estate REIT, Inc.	98	76,200
Japan Hotel REIT Investment Corp.	108	76,479
LaSalle Logiport REIT	77	77,579
Nomura Co., Ltd.	4,500	102,772
Penta-Ocean Construction Co., Ltd.	15,188	86,558
Relia, Inc.	12,800	139,407
Sac’s Bar Holdings, Inc.	8,117	91,220
Sakata INX Corp.	10,500	167,817
Sakata Seed Corp.	3,400	105,755
Sumco Corp.	6,466	93,983
Toho Co., Ltd.	3,917	120,800
Tokyo Century Corp.	3,687	147,774
Yamaha Corp.	2,535	87,759
Yokohama Reito Co., Ltd.	10,900	102,876

		$2,182,933

Luxembourg — 0.2%
APERAM SA	771	$35,802

		$35,802

Netherlands — 2.4%
IMCD Group NV	3,546	$192,113
Patheon NV(1)	4,441	154,902
Refresco Group NV(2)	4,984	101,667

		$448,682

Norway — 0.4%
XXL ASA(2)	8,503	$81,782

		$81,782

Spain — 0.4%
Hispania Activos Inmobiliarios SOCIMI SA	4,475	$74,022

		$74,022

Sweden — 0.9%
Boliden AB	1,550	$42,369
Trelleborg AB, Class B	5,833	133,187

		$175,556

Switzerland — 0.9%
Temenos Group AG	948	$84,811
VZ Holding AG	287	92,170

		$176,981

Security	Shares	Value

United Kingdom — 7.8%
Bodycote PLC	11,492	$112,810
Cairn Energy PLC(1)	23,129	51,929
Grainger PLC	27,658	94,738
Halma PLC	7,895	113,138
Hastings Group Holdings PLC(2)	23,515	96,109
Hiscox, Ltd.	6,034	99,631
Inchcape PLC	9,471	93,098
IWG PLC	52,633	221,894
Melrose Industries PLC	74,585	235,630
St. James’s Place PLC	7,557	116,480
Travis Perkins PLC	6,807	129,040
WH Smith PLC	4,699	104,889

		$1,469,386

United States — 53.6%
Acadia Realty Trust	3,403	$94,603
ACI Worldwide, Inc.(1)	7,151	159,968
Akamai Technologies, Inc.(1)	1,948	97,030
ALLETE, Inc.	654	46,879
Alliant Energy Corp.	1,889	75,881
Amedisys, Inc.(1)	2,286	143,584
Ameris Bancorp	1,170	56,394
AMETEK, Inc.	2,436	147,549
Avnet, Inc.	2,458	95,567
AZZ, Inc.	2,039	113,776
Balchem Corp.	1,872	145,473
Bank of the Ozarks, Inc.	2,079	97,443
BankUnited, Inc.	1,706	57,509
Black Knight Financial Services, Inc., Class A(1)	2,454	100,491
Blackbaud, Inc.	1,927	165,240
Bright Horizons Family Solutions, Inc.(1)	2,790	215,416
Brink’s Co. (The)	1,390	93,130
Burlington Stores, Inc.(1)	1,900	174,781
Cambrex Corp.(1)	2,438	145,670
CBOE Holdings, Inc.	720	65,808
Central Garden & Pet Co., Class A(1)	1,778	53,376
CMS Energy Corp.	1,682	77,792
Cohen & Steers, Inc.	2,328	94,377
Columbia Banking System, Inc.	3,112	124,013
CSG Systems International, Inc.	946	38,389
CubeSmart	5,859	140,850
Dave & Buster’s Entertainment, Inc.(1)	1,128	75,023
DCT Industrial Trust, Inc.	1,962	104,849
Deluxe Corp.	1,966	136,087
Diamondback Energy, Inc.(1)	1,610	142,984
Dolby Laboratories, Inc., Class A	3,657	179,047

7	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Douglas Emmett, Inc.	2,207	$84,329
Dun & Bradstreet Corp. (The)	1,297	140,271
EastGroup Properties, Inc.	1,322	110,784
Education Realty Trust, Inc.	1,754	67,967
EnerSys	1,727	125,121
Envision Healthcare Corp.(1)	1,075	67,370
Essex Property Trust, Inc.	595	153,076
Euronet Worldwide, Inc.(1)	851	74,352
Federal Realty Investment Trust	785	99,216
First American Financial Corp.	2,524	112,798
First Hawaiian, Inc.	2,691	82,398
First Republic Bank	3,207	321,021
Grand Canyon Education, Inc.(1)	968	75,901
Hexcel Corp.	4,211	222,299
Horace Mann Educators Corp.	1,859	70,270
Hub Group, Inc., Class A(1)	1,780	68,263
ICU Medical, Inc.(1)	410	70,725
Integra LifeSciences Holdings Corp.(1)	2,739	149,303
Jagged Peak Energy, Inc.(1)	2,951	39,396
Jazz Pharmaceuticals PLC(1)	606	94,233
Kansas City Southern	598	62,581
Kirby Corp.(1)	1,337	89,378
Landstar System, Inc.	1,544	132,166
Lazard, Ltd., Class A	1,672	77,464
Ligand Pharmaceuticals, Inc.(1)	1,370	166,318
Lithia Motors, Inc., Class A	911	85,844
LKQ Corp.(1)	4,492	148,011
Lululemon Athletica, Inc.(1)	1,100	65,637
Mercury Systems, Inc.(1)	1,599	67,302
Milacron Holdings Corp.(1)	7,856	138,187
Monotype Imaging Holdings, Inc.	975	17,842
MTS Systems Corp.	880	45,584
Multi-Color Corp.	2,542	207,427
National Retail Properties, Inc.	2,391	93,488
NETGEAR, Inc.(1)	3,129	134,860
NVR, Inc.(1)	65	156,690
Oceaneering International, Inc.	2,785	63,609
Okta, Inc.(1)	836	19,061
Papa John’s International, Inc.	471	33,799
Parkway, Inc.	3,688	84,418
PDC Energy, Inc.(1)	2,634	113,552
PDF Solutions, Inc.(1)	7,593	124,905
Performance Food Group Co.(1)	6,527	178,840
Pinnacle Foods, Inc.	3,068	182,239
Pinnacle West Capital Corp.	941	80,136
PS Business Parks, Inc.	1,301	172,239

Security	Shares	Value

United States (continued)
RBC Bearings, Inc.(1)	522	$53,119
RealPage, Inc.(1)	4,707	169,217
RLI Corp.	2,183	119,235
ServiceMaster Global Holdings, Inc.(1)	4,872	190,934
Sterling Bancorp	6,641	154,403
Steven Madden, Ltd.(1)	1,429	57,089
Teleflex, Inc.	543	112,814
US Concrete, Inc.(1)	2,546	199,988
Veeco Instruments, Inc.(1)	5,201	144,848
WageWorks, Inc.(1)	2,423	162,826
WesBanco, Inc.	3,130	123,760
West Pharmaceutical Services, Inc.	1,297	122,592
Wintrust Financial Corp.	619	47,316

		$10,087,790

Total Common Stocks (identified cost $15,987,511)		$18,603,858

Short-Term Investments — 1.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.20%(3)	341,661	$341,730

Total Short-Term Investments (identified cost $341,736)		$341,730

Total Investments — 100.6% (identified cost $16,329,247)		$18,945,588

Other Assets, Less Liabilities — (0.6)%		$(112,560)

Net Assets — 100.0%		$18,833,028

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2017, the aggregate value of these securities is $397,837 or 2.1% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2017.

Abbreviations:

ADR	–	American Depositary Receipt

8	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	19.8%	$3,736,700
Financials	14.5	2,727,328
Consumer Discretionary	13.3	2,500,933
Information Technology	11.8	2,229,299
Real Estate	11.4	2,149,907
Health Care	9.6	1,814,707
Materials	6.4	1,207,508
Consumer Staples	5.9	1,109,518
Energy	3.7	688,652
Utilities	2.0	370,859
Telecommunication Services	0.4	68,447
Short-Term Investments	1.8	341,730

Total Investments	100.6%	$18,945,588

9	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

June 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2017
Unaffiliated investments, at value (identified cost, $15,987,511)	$18,603,858
Affiliated investment, at value (identified cost, $341,736)	341,730
Foreign currency, at value (identified cost, $1,871)	1,870
Dividends receivable	19,142
Dividends receivable from affiliated investment	135
Receivable for investments sold	14,092
Receivable for Fund shares sold	5,905
Tax reclaims receivable	7,122
Receivable from affiliates	11,483
Total assets	$19,005,337

Liabilities
Payable for investments purchased	$25,083
Payable for Fund shares redeemed	95,754
Payable to affiliates:
Investment adviser fee	11,788
Administration fee	2,358
Distribution and service fees	6,770
Trustees’ fees	410
Accrued expenses	30,146
Total liabilities	$172,309
Net Assets	$18,833,028

Sources of Net Assets
Paid-in capital	$15,868,810
Accumulated net realized gain	368,829
Accumulated net investment loss	(21,192)
Net unrealized appreciation	2,616,581
Net Assets	$18,833,028

Class A Shares
Net Assets	$10,539,939
Shares Outstanding	740,482
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.23
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$15.10

Class C Shares
Net Assets	$5,559,874
Shares Outstanding	441,247
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.60

Class I Shares
Net Assets	$2,733,215
Shares Outstanding	187,344
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.59

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

10	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

June 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2017
Dividends (net of foreign taxes, $11,299)	$161,338
Dividends from affiliated investment	510
Total investment income	$161,848

Expenses
Investment adviser fee	$71,391
Administration fee	14,278
Distribution and service fees
Class A	13,638
Class C	28,173
Trustees’ fees and expenses	847
Custodian fee	20,390
Transfer and dividend disbursing agent fees	18,789
Legal and accounting services	18,938
Printing and postage	6,219
Registration fees	22,711
Miscellaneous	9,050
Total expenses	$224,424
Deduct —
Allocation of expenses to affiliates	$73,116
Total expense reductions	$73,116

Net expenses	$151,308

Net investment income	$10,540

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,045,870
Investment transactions — affiliated investment	(4)
Foreign currency transactions	127
Net realized gain	$1,045,993
Change in unrealized appreciation (depreciation) —
Investments	$1,068,346
Investments — affiliated investment	3
Foreign currency	409
Net change in unrealized appreciation (depreciation)	$1,068,758

Net realized and unrealized gain	$2,114,751

Net increase in net assets from operations	$2,125,291

11	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

June 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
From operations —
Net investment income	$10,540	$163,739
Net realized gain (loss) from investment and foreign currency transactions	1,045,993	(338,343)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	1,068,758	1,651,106
Net increase in net assets from operations	$2,125,291	$1,476,502
Distributions to shareholders —
From net investment income
Class A	$—	$(124,908)
Class C	—	(25,618)
Class I	—	(24,504)
Total distributions to shareholders	$—	$(175,030)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$771,406	$1,230,162
Class C	224,735	317,500
Class I	1,297,507	559,330
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	114,221
Class C	—	21,733
Class I	—	23,016
Cost of shares redeemed
Class A	(3,118,657)	(4,212,632)
Class C	(816,370)	(1,494,991)
Class I	(751,867)	(3,207,582)
Net decrease in net assets from Fund share transactions	$(2,393,246)	$(6,649,243)

Net decrease in net assets	$(267,955)	$(5,347,771)

Net Assets
At beginning of period	$19,100,983	$24,448,754
At end of period	$18,833,028	$19,100,983

Accumulated net investment loss included in net assets
At end of period	$(21,192)	$(31,732)

12	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

June 30, 2017

Financial Highlights

	Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$12.730		$11.860	$17.120	$17.380	$14.230	$14.120

Income (Loss) From Operations
Net investment income (loss)(1)	$0.019		$0.109	$(0.030)	$(0.057)	$(0.053)	$0.020
Net realized and unrealized gain (loss)	1.481		0.898	(1.220)	0.608	4.476	1.341
Total income (loss) from operations	$1.500		$1.007	$(1.250)	$0.551	$4.423	$1.361

Less Distributions
From net investment income	$—		$(0.137)	$—	$—	$—	$—
From net realized gain	—		—	(4.010)	(0.811)	(1.273)	(1.251)

Total distributions	$—		$(0.137)	$(4.010)	$(0.811)	$(1.273)	$(1.251)

Net asset value — End of period	$14.230		$12.730	$11.860	$17.120	$17.380	$14.230

Total Return(2)(3)	11.78	%(4)	8.49%	(7.84)%	3.37%	31.47%	9.59%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,540		$11,659	$13,747	$19,438	$24,197	$19,174
Ratios (as a percentage of average daily net assets):
Expenses(3)(5)	1.40	%(6)	1.40%	1.45%	1.45%	1.45%	1.45%
Net investment income (loss)	0.28	%(6)	0.92%	(0.18)%	(0.33)%	(0.32)%	0.14%
Portfolio Turnover	25	%(4)	99%	150%	37%	52%	36%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.77%, 0.77%, 0.32%, 0.34%, 0.55% and 0.63% of average daily net assets for the six months ended June 30, 2017 and the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

June 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$11.310		$10.550	$15.820	$16.240	$13.460	$13.520

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.026)		$0.017	$(0.138)	$(0.175)	$(0.165)	$(0.086)
Net realized and unrealized gain (loss)	1.316		0.796	(1.122)	0.566	4.218	1.277
Total income (loss) from operations	$1.290		$0.813	$(1.260)	$0.391	$4.053	$1.191

Less Distributions
From net investment income	$—		$(0.053)	$—	$—	$—	$—
From net realized gain	—		—	(4.010)	(0.811)	(1.273)	(1.251)

Total distributions	$—		$(0.053)	$(4.010)	$(0.811)	$(1.273)	$(1.251)

Net asset value — End of period	$12.600		$11.310	$10.550	$15.820	$16.240	$13.460

Total Return(2)(3)	11.41	%(4)	7.71%	(8.57)%	2.62%	30.51%	8.76%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,560		$5,540	$6,316	$9,015	$9,876	$7,911
Ratios (as a percentage of average daily net assets):
Expenses(3)(5)	2.15	%(6)	2.15%	2.20%	2.20%	2.20%	2.20%
Net investment income (loss)	(0.44	)%(6)	0.16%	(0.93)%	(1.07)%	(1.07)%	(0.61)%
Portfolio Turnover	25	%(4)	99%	150%	37%	52%	36%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.77%, 0.77%, 0.32%, 0.34%, 0.55% and 0.63% of average daily net assets for the six months ended June 30, 2017 and the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

June 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014		2013	2012
Net asset value — Beginning of period	$13.030		$12.130	$17.380	$17.590		$14.350	$14.190

Income (Loss) From Operations
Net investment income (loss)(1)	$0.043		$0.184	$0.001	$(0.000	)(2)	$(0.010)	$0.061
Net realized and unrealized gain (loss)	1.517		0.886	(1.241)	0.601		4.523	1.350
Total income (loss) from operations	$1.560		$1.070	$(1.240)	$0.601		$4.513	$1.411

Less Distributions
From net investment income	$—		$(0.170)	$—	$—		$—	$—
From net realized gain	—		—	(4.010)	(0.811)		(1.273)	(1.251)

Total distributions	$—		$(0.170)	$(4.010)	$(0.811)		$(1.273)	$(1.251)

Net asset value — End of period	$14.590		$13.030	$12.130	$17.380		$17.590	$14.350

Total Return(3)(4)	11.97	%(5)	8.83%	(7.67)%	3.61%		31.84%	9.89%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,733		$1,902	$4,386	$12,753		$2,428	$1,598
Ratios (as a percentage of average daily net assets):
Expenses(4)(6)	1.15	%(7)	1.15%	1.20%	1.20%		1.20%	1.20%
Net investment income (loss)	0.62	%(7)	1.53%	0.01%	(0.00	)%(8)	(0.06)%	0.41%
Portfolio Turnover	25	%(5)	99%	150%	37%		52%	36%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.77%, 0.77%, 0.32%, 0.34%, 0.55% and 0.63% of average daily net assets for the six months ended June 30, 2017 and the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Amount is less than (0.005)%.

15	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

June 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

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Eaton Vance

Global Small-Cap Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $537,250 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2016, $537,250 are short-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$16,500,893

Gross unrealized appreciation	$2,894,296
Gross unrealized depreciation	(449,601)

Net unrealized appreciation	$2,444,695

3  Investment Adviser and Administration Fees and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and BMR, the fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended June 30, 2017, the investment

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Eaton Vance

Global Small-Cap Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

adviser fee amounted to $71,391 or 0.75% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2017, the administration fee amounted to $14,278. BMR, EVM and EVMI have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40%, 2.15% and 1.15% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. Pursuant to this agreement, BMR, EVM and EVMI were allocated $73,116 in total of the Fund’s operating expenses for the six months ended June 30, 2017. This agreement may be changed or terminated after April 30, 2018. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2017, EVM earned $2,381 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $723 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2017. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2017 amounted to $13,638 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2017, the Fund paid or accrued to EVD $21,130 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2017 amounted to $7,043 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2017, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $4,789,604 and $7,366,544, respectively, for the six months ended June 30, 2017.

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Eaton Vance

Global Small-Cap Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	56,411	102,972
Issued to shareholders electing to receive payments of distributions in Fund shares	—	9,015
Redemptions	(231,604)	(355,333)

Net decrease	(175,193)	(243,346)

Class C	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	18,987	30,162
Issued to shareholders electing to receive payments of distributions in Fund shares	—	1,930
Redemptions	(67,399)	(140,917)

Net decrease	(48,412)	(108,825)

Class I	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	94,483	45,797
Issued to shareholders electing to receive payments of distributions in Fund shares	—	1,775
Redemptions	(53,031)	(263,192)

Net increase (decrease)	41,452	(215,620)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2017.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

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Eaton Vance

Global Small-Cap Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$122,555	$2,942,807		$—	$3,065,362
Developed Europe	344,107	3,893,810		—	4,237,917
Developed Middle East	—	249,231		—	249,231
North America	11,051,348	—		—	11,051,348

Total Common Stocks	$11,518,010	$7,085,848	*	$—	$18,603,858
Short-Term Investments	$—	$341,730		$—	$341,730

Total Investments	$11,518,010	$7,427,578		$—	$18,945,588

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

20

Eaton Vance

Global Small-Cap Fund

June 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

Global Small-Cap Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Global Small-Cap Fund (the “Fund”) with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Eaton Vance Management (International) Limited (the “Sub-adviser”), an affiliate of the Adviser and of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including

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Eaton Vance

Global Small-Cap Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board noted that actions are being taken by the Adviser to address Fund performance and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

23

Eaton Vance

Global Small-Cap Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

24

Eaton Vance

Global Small-Cap Fund

June 30, 2017

Officers and Trustees

Officers of Eaton Vance Global Small-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Small-Cap Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Management (International) Limited

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7723    6.30.17

Eaton Vance

Special Equities Fund

Semiannual Report

June 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2017

Eaton Vance

Special Equities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	18

Officers and Trustees	21

Important Notices	22

Eaton Vance

Special Equities Fund

June 30, 2017

Performance1,2

Portfolio Managers Michael D. McLean, CFA and J. Griffith Noble, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/22/1968	04/22/1968	6.49%	17.95%	11.44%	5.23%
Class A with 5.75% Maximum Sales Charge	—	—	0.36	11.17	10.13	4.61
Class C at NAV	11/17/1994	04/22/1968	6.07	17.04	10.62	4.46
Class C with 1% Maximum Sales Charge	—	—	5.07	16.04	10.62	4.46
Class I at NAV	07/29/2011	04/22/1968	6.62	18.23	11.73	5.40
Russell 2500™ Index	—	—	5.97%	19.84%	14.03%	7.41%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.41%	2.16%	1.16%
Net				1.35	2.10	1.10

Fund Profile

Common Stock Sector Allocation (% of net assets)

Top 10 Holdings (% of net assets)4

Dolby Laboratories, Inc., Class A	2.2%

First Republic Bank	2.1

Hexcel Corp.	2.1

ServiceMaster Global Holdings, Inc.	2.1

Multi-Color Corp.	2.0

ACI Worldwide, Inc.	2.0

Pinnacle Foods, Inc.	1.9

Bright Horizons Family Solutions, Inc.	1.9

Performance Food Group Co.	1.9

Balchem Corp.	1.8

Total	20.0%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Special Equities Fund

June 30, 2017

Endnotes and Additional Disclosures

[1]

Russell 2500™ Index is an unmanaged index of approximately 2,500 small- and midcap U.S. stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Special Equities Fund

June 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 – June 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period* (1/1/17 – 6/30/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,064.90	$7.01	**	1.37%
Class C	$1,000.00	$1,060.70	$10.83	**	2.12%
Class I	$1,000.00	$1,066.20	$5.74	**	1.12%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.00	$6.85	**	1.37%
Class C	$1,000.00	$1,014.30	$10.59	**	2.12%
Class I	$1,000.00	$1,019.20	$5.61	**	1.12%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Special Equities Fund

June 30, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value

Aerospace & Defense — 3.2%
Hexcel Corp.	18,831	$994,088
Mercury Systems, Inc.(1)	13,576	571,414

		$1,565,502

Air Freight & Logistics — 0.7%
Hub Group, Inc., Class A(1)	8,694	$333,415

		$333,415

Banks — 8.3%
Ameris Bancorp	5,326	$256,713
Bank of the Ozarks, Inc.	14,600	684,302
BankUnited, Inc.	8,161	275,107
Columbia Banking System, Inc.	6,655	265,202
First Hawaiian, Inc.	18,939	579,912
First Republic Bank	10,063	1,007,306
Sterling Bancorp	19,543	454,375
WesBanco, Inc.	6,687	264,404
Wintrust Financial Corp.	3,327	254,316

		$4,041,637

Biotechnology — 1.8%
Ligand Pharmaceuticals, Inc.(1)	7,110	$863,154

		$863,154

Capital Markets — 3.6%
CBOE Holdings, Inc.	8,316	$760,082
Cohen & Steers, Inc.	15,169	614,951
Lazard, Ltd., Class A	8,253	382,362

		$1,757,395

Chemicals — 1.8%
Balchem Corp.	11,427	$887,992

		$887,992

Commercial Services & Supplies — 4.0%
Brink’s Co. (The)	5,806	$389,002
Deluxe Corp.	8,455	585,255
Multi-Color Corp.	12,079	985,647

		$1,959,904

Security	Shares	Value

Communications Equipment — 1.1%
NETGEAR, Inc.(1)	12,623	$544,051

		$544,051

Construction Materials — 1.3%
US Concrete, Inc.(1)	7,756	$609,234

		$609,234

Distributors — 1.0%
LKQ Corp.(1)	14,832	$488,714

		$488,714

Diversified Consumer Services — 4.6%
Bright Horizons Family Solutions, Inc.(1)	11,969	$924,126
Grand Canyon Education, Inc.(1)	3,750	294,038
ServiceMaster Global Holdings, Inc.(1)	25,360	993,858

		$2,212,022

Electric Utilities — 2.2%
ALLETE, Inc.	3,350	$240,128
Alliant Energy Corp.	10,129	406,882
Pinnacle West Capital Corp.	4,772	406,384

		$1,053,394

Electrical Equipment — 3.8%
AMETEK, Inc.	14,190	$859,488
AZZ, Inc.	7,809	435,742
EnerSys	7,412	537,000

		$1,832,230

Electronic Equipment, Instruments & Components — 3.2%
Avnet, Inc.	8,178	$317,961
Dolby Laboratories, Inc., Class A	21,476	1,051,465
MTS Systems Corp.	3,018	156,332

		$1,525,758

Energy Equipment & Services — 0.4%
Oceaneering International, Inc.	8,925	$203,847

		$203,847

Equity Real Estate Investment Trusts (REITs) — 8.3%
Acadia Realty Trust	10,180	$283,004
CubeSmart	27,617	663,913
DCT Industrial Trust, Inc.	11,285	603,070

5	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Education Realty Trust, Inc.	9,820	$380,525
Essex Property Trust, Inc.	2,161	555,960
Federal Realty Investment Trust	2,539	320,904
National Retail Properties, Inc.	10,215	399,407
Paramount Group, Inc.	33,569	537,104
Parkway, Inc.	10,981	251,355

		$3,995,242

Food & Staples Retailing — 1.9%
Performance Food Group Co.(1)	32,673	$895,240

		$895,240

Food Products — 1.9%
Pinnacle Foods, Inc.	15,725	$934,065

		$934,065

Health Care Equipment & Supplies — 5.3%
ICU Medical, Inc.(1)	2,253	$388,643
Integra LifeSciences Holdings Corp.(1)	14,348	782,109
Teleflex, Inc.	3,133	650,912
West Pharmaceutical Services, Inc.	7,842	741,226

		$2,562,890

Health Care Providers & Services — 2.4%
Amedisys, Inc.(1)	10,445	$656,051
Envision Healthcare Corp.(1)	8,378	525,049

		$1,181,100

Hotels, Restaurants & Leisure — 1.0%
Dave & Buster’s Entertainment, Inc.(1)	4,720	$313,927
Papa John’s International, Inc.	2,608	187,150

		$501,077

Household Durables — 0.9%
NVR, Inc.(1)	180	$433,910

		$433,910

Household Products — 0.5%
Central Garden & Pet Co., Class A(1)	7,632	$229,113

		$229,113

Insurance — 3.5%
First American Financial Corp.	15,961	$713,297

Security	Shares	Value

Insurance (continued)
Horace Mann Educators Corp.	15,070	$569,646
RLI Corp.	7,357	401,839

		$1,684,782

Internet Software & Services — 1.1%
Akamai Technologies, Inc.(1)	7,313	$364,260
Okta, Inc.(1)	6,407	146,080

		$510,340

IT Services — 3.3%
Black Knight Financial Services, Inc., Class A(1)	9,517	$389,721
CSG Systems International, Inc.	14,249	578,225
Euronet Worldwide, Inc.(1)	7,346	641,820

		$1,609,766

Life Sciences Tools & Services — 1.7%
Cambrex Corp.(1)	6,843	$408,869
Patheon NV(1)	11,880	414,375

		$823,244

Machinery — 2.1%
Milacron Holdings Corp.(1)	31,328	$551,059
RBC Bearings, Inc.(1)	4,447	452,527

		$1,003,586

Marine — 1.2%
Kirby Corp.(1)	8,688	$580,793

		$580,793

Multi-Utilities — 0.8%
CMS Energy Corp.	8,825	$408,156

		$408,156

Oil, Gas & Consumable Fuels — 3.9%
Diamondback Energy, Inc.(1)	6,890	$611,901
Jagged Peak Energy, Inc.(1)	10,284	137,291
PDC Energy, Inc.(1)	12,510	539,306
Rice Energy, Inc.(1)	22,215	591,586

		$1,880,084

Pharmaceuticals — 1.2%
Jazz Pharmaceuticals PLC(1)	3,775	$587,013

		$587,013

6	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Professional Services — 2.8%
Dun & Bradstreet Corp. (The)	5,281	$571,140
WageWorks, Inc.(1)	11,935	802,032

		$1,373,172

Road & Rail — 2.5%
Kansas City Southern	8,302	$868,804
Landstar System, Inc.	3,715	318,004

		$1,186,808

Semiconductors & Semiconductor Equipment — 2.5%
PDF Solutions, Inc.(1)	32,824	$539,955
Veeco Instruments, Inc.(1)	24,879	692,880

		$1,232,835

Software — 5.6%
ACI Worldwide, Inc.(1)	42,298	$946,206
Blackbaud, Inc.	8,370	717,727
Monotype Imaging Holdings, Inc.	7,825	143,198
RealPage, Inc.(1)	24,523	881,602

		$2,688,733

Specialty Retail — 2.0%
Burlington Stores, Inc.(1)	7,538	$693,421
Lithia Motors, Inc., Class A	2,885	271,853

		$965,274

Textiles, Apparel & Luxury Goods — 0.9%
Lululemon Athletica, Inc.(1)	4,823	$287,788
Steven Madden, Ltd.(1)	3,986	159,241

		$447,029

Thrifts & Mortgage Finance — 1.3%
Essent Group, Ltd.(1)	16,804	$624,101

		$624,101

Total Common Stocks (identified cost $40,679,218)		$48,216,602

Exchange-Traded Funds — 0.3%

Security	Shares	Value

Equity Funds — 0.3%
iShares Russell 2000 ETF	1,027	$144,725

Total Exchange-Traded Funds (identified cost $138,761)		$144,725

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.20%(2)	149,452	$149,482

Total Short-Term Investments (identified cost $149,496)		$149,482

Total Investments — 100.2% (identified cost $40,967,475)		$48,510,809

Other Assets, Less Liabilities — (0.2)%		$(95,557)

Net Assets — 100.0%		$48,415,252

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2017.

7	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2017
Unaffiliated investments, at value (identified cost, $40,817,979)	$48,361,327
Affiliated investment, at value (identified cost, $149,496)	149,482
Dividends receivable	33,825
Dividends receivable from affiliated investment	1,004
Receivable for investments sold	101,346
Receivable for Fund shares sold	30,217
Receivable from affiliate	3,247
Total assets	$48,680,448

Liabilities
Payable for investments purchased	$134,785
Payable for Fund shares redeemed	55,722
Payable to affiliates:
Investment adviser fee	24,941
Distribution and service fees	9,040
Trustees’ fees	723
Accrued expenses	39,985
Total liabilities	$265,196
Net Assets	$48,415,252

Sources of Net Assets
Paid-in capital	$38,541,884
Accumulated net realized gain	2,414,894
Accumulated net investment loss	(84,860)
Net unrealized appreciation	7,543,334
Net Assets	$48,415,252

Class A Shares
Net Assets	$34,603,010
Shares Outstanding	1,540,297
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$22.47
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$23.84

Class C Shares
Net Assets	$2,270,009
Shares Outstanding	112,017
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$20.26

Class I Shares
Net Assets	$11,542,233
Shares Outstanding	504,569
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$22.88

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2017
Dividends	$215,749
Dividends from affiliated investment	3,853
Total investment income	$219,602

Expenses
Investment adviser fee	$140,994
Distribution and service fees
Class A	41,853
Class C	12,025
Trustees’ fees and expenses	1,546
Custodian fee	18,847
Transfer and dividend disbursing agent fees	35,831
Legal and accounting services	19,644
Printing and postage	6,778
Registration fees	23,006
Miscellaneous	7,185
Total expenses	$307,709
Deduct —
Allocation of expenses to affiliate	$3,247
Total expense reductions	$3,247

Net expenses	$304,462

Net investment loss	$(84,860)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,839,401
Investment transactions — affiliated investment	17
Net realized gain	$1,839,418
Change in unrealized appreciation (depreciation) —
Investments	$990,005
Investments — affiliated investment	24
Net change in unrealized appreciation (depreciation)	$990,029

Net realized and unrealized gain	$2,829,447

Net increase in net assets from operations	$2,744,587

9	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
From operations —
Net investment loss	$(84,860)	$(117,085)
Net realized gain from investment transactions	1,839,418	2,693,902
Net change in unrealized appreciation (depreciation) from investments	990,029	3,006,317
Net increase in net assets from operations	$2,744,587	$5,583,134
Distributions to shareholders —
From net realized gain
Class A	$—	$(2,109,378)
Class C	—	(174,108)
Class I	—	(363,746)
Total distributions to shareholders	$—	$(2,647,232)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,441,109	$1,088,799
Class C	248,309	153,915
Class I	6,198,237	1,943,767
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	1,785,310
Class C	—	154,066
Class I	—	134,724
Cost of shares redeemed
Class A	(2,899,275)	(4,098,936)
Class C	(435,902)	(1,015,220)
Class I	(1,156,786)	(5,749,570)
Net increase (decrease) in net assets from Fund share transactions	$5,395,692	$(5,603,145)

Net increase (decrease) in net assets	$8,140,279	$(2,667,243)

Net Assets
At beginning of period	$40,274,973	$42,942,216
At end of period	$48,415,252	$40,274,973

Accumulated net investment loss included in net assets
At end of period	$(84,860)	$—

10	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2017

Financial Highlights

	Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$21.100		$19.550	$22.460	$22.070	$16.260	$15.250

Income (Loss) From Operations
Net investment loss(1)	$(0.043)		$(0.058)	$(0.111)	$(0.113)	$(0.087)	$(0.030)
Net realized and unrealized gain (loss)	1.413		3.025	(0.539)	0.503	6.017	1.040

Total income (loss) from operations	$1.370		$2.967	$(0.650)	$0.390	$5.930	$1.010

Less Distributions
From net investment income	$—		$—	$—	$—	$(0.120)	$—
From net realized gain	—		(1.417)	(2.260)	—	—	—

Total distributions	$—		$(1.417)	$(2.260)	$—	$(0.120)	$—

Net asset value — End of period	$22.470		$21.100	$19.550	$22.460	$22.070	$16.260

Total Return(2)	6.49	%(3)(4)	15.44%	(2.99)%	1.77%	36.54%	6.62%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,603		$32,005	$30,930	$35,786	$42,046	$35,592
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.37	%(4)(7)	1.41%	1.32%	1.31%	1.31%	1.43%
Net investment loss	(0.39	)%(7)	(0.29)%	(0.48)%	(0.52)%	(0.45)%	(0.18)%
Portfolio Turnover of the Portfolio(8)	—		—	—	—	—	26	%(3)
Portfolio Turnover of the Fund	34	%(3)	67%	83%	55%	61%	37	%(3)(9)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	The administrator reimbursed certain operating expenses (equal to 0.01% of average daily net assets for the six months ended June 30, 2017). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Special Equities Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to May 1, 2012 and which had the same investment objective and policies as the Fund during such period.

11	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$19.110		$17.960	$20.970	$20.760	$15.390	$14.550

Income (Loss) From Operations
Net investment loss(1)	$(0.113)		$(0.191)	$(0.262)	$(0.260)	$(0.216)	$(0.146)
Net realized and unrealized gain (loss)	1.263		2.758	(0.488)	0.470	5.683	0.986

Total income (loss) from operations	$1.150		$2.567	$(0.750)	$0.210	$5.467	$0.840

Less Distributions
From net investment income	$—		$—	$—	$—	$(0.097)	$—
From net realized gain	—		(1.417)	(2.260)	—	—	—

Total distributions	$—		$(1.417)	$(2.260)	$—	$(0.097)	$—

Net asset value — End of period	$20.260		$19.110	$17.960	$20.970	$20.760	$15.390

Total Return(2)	6.07	%(3)(4)	14.57%	(3.68)%	1.01%	35.59%	5.77%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,270		$2,316	$2,925	$2,913	$3,280	$2,818
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.12	%(4)(7)	2.16%	2.06%	2.06%	2.06%	2.19%
Net investment loss	(1.15	)%(7)	(1.05)%	(1.22)%	(1.26)%	(1.20)%	(0.96)%
Portfolio Turnover of the Portfolio(8)	—		—	—	—	—	26	%(3)
Portfolio Turnover of the Fund	34	%(3)	67%	83%	55%	61%	37	%(3)(9)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	The administrator reimbursed certain operating expenses (equal to 0.01% of average daily net assets for the six months ended June 30, 2017). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Special Equities Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to May 1, 2012 and which had the same investment objective and policies as the Fund during such period.

12	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$21.460		$19.820	$22.670	$22.220	$16.320	$15.270

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.013)		$(0.009)	$(0.047)	$(0.056)	$(0.029)	$0.010
Net realized and unrealized gain (loss)	1.433		3.066	(0.543)	0.506	6.044	1.040

Total income (loss) from operations	$1.420		$3.057	$(0.590)	$0.450	$6.015	$1.050

Less Distributions
From net investment income	$—		$—	$—	$—	$(0.115)	$—
From net realized gain	—		(1.417)	(2.260)	—	—	—

Total distributions	$—		$(1.417)	$(2.260)	$—	$(0.115)	$—

Net asset value — End of period	$22.880		$21.460	$19.820	$22.670	$22.220	$16.320

Total Return(2)	6.62	%(3)(4)	15.69%	(2.70)%	2.03%	36.93%	6.88%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,542		$5,954	$9,087	$19,636	$18,404	$11,550
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.12	%(4)(7)	1.16%	1.07%	1.06%	1.06%	1.18%
Net investment income (loss)	(0.12	)%(7)	(0.05)%	(0.20)%	(0.25)%	(0.15)%	0.06%
Portfolio Turnover of the Portfolio(8)	—		—	—	—	—	26	%(3)
Portfolio Turnover of the Fund	34	%(3)	67%	83%	55%	61%	37	%(3)(9)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	The administrator reimbursed certain operating expenses (equal to 0.01% of average daily net assets for the six months ended June 30, 2017). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Special Equities Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to May 1, 2012 and which had the same investment objective and policies as the Fund during such period.

13	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Special Equities Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide growth of capital. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of

14

Eaton Vance

Special Equities Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$40,966,732

Gross unrealized appreciation	$8,492,347
Gross unrealized depreciation	(948,270)

Net unrealized appreciation	$7,544,077

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2017, the Fund’s investment adviser fee amounted to $140,994. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Effective May 1, 2017, EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.35%, 2.10% and 1.10% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through April 30, 2018. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $3,247 of the Fund’s operating expenses for the six months ended June 30, 2017.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2017, EVM earned $9,092 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,178 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2017. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2017 amounted to $41,853 for Class A shares.

15

Eaton Vance

Special Equities Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2017, the Fund paid or accrued to EVD $9,019 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2017 amounted to $3,006 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2017, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $20,642,141 and $15,143,206, respectively, for the six months ended June 30, 2017.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	156,507	54,328
Issued to shareholders electing to receive payments of distributions in Fund shares	—	86,394
Redemptions	(132,867)	(205,849)

Net increase (decrease)	23,640	(65,127)

Class C	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	12,695	8,514
Issued to shareholders electing to receive payments of distributions in Fund shares	—	8,217
Redemptions	(21,892)	(58,420)

Net decrease	(9,197)	(41,689)

16

Eaton Vance

Special Equities Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	278,638	98,085
Issued to shareholders electing to receive payments of distributions in Fund shares	—	6,398
Redemptions	(51,534)	(285,601)

Net increase (decrease)	227,104	(181,118)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2017.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$48,216,602	*	$—	$—	$48,216,602
Exchange-Traded Funds	144,725		—	—	144,725
Short-Term Investments	—		149,482	—	149,482

Total Investments	$48,361,327		$149,482	$—	$48,510,809

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

17

Eaton Vance

Special Equities Fund

June 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

18

Eaton Vance

Special Equities Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Special Equities Fund (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

19

Eaton Vance

Special Equities Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board noted that actions are being taken by the Adviser to address Fund performance and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of clients. The Board considered factors that had an impact on Fund expense ratios relative to comparable funds. The Board also considered the fact that the Adviser had undertaken to reimburse expenses of the Fund in an agreed upon amount, such expense reimbursement arrangement to be effective May 1, 2017.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, and in light of the level of the Adviser’s 2016 profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

20

Eaton Vance

Special Equities Fund

June 30, 2017

Officers and Trustees

Officers of Eaton Vance Special Equities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Special Equities Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7701    6.30.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017